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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2013 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	12,459	$1,309,441
	General Dynamics Corp.	1,321	112,734
	Northrop Grumman Corp.	8,236	758,206
	United Technologies Corp.	7,358	776,784
			2,957,165

	Airlines 1.0%
	Alaska Air Group, Inc. (a)	12,665	774,718
	Southwest Airlines Co.	32,867	454,551
			1,229,269

	Auto Components 0.7%
	Delphi Automotive PLC	2,637	141,660
	Gentex Corp.	32,237	727,911
			869,571

	Automobiles 0.2%
	General Motors Co. (a)	8,142	292,054

	Beverages 2.0%
	Coca-Cola Co. (The)	18,107	725,728
	PepsiCo., Inc.	20,833	1,740,389
			2,466,117

	Biotechnology 4.0%
	Amgen, Inc.	13,082	1,416,650
	Biogen Idec, Inc. (a)	841	183,447
	Celgene Corp. (a)	8,931	1,311,607
	Gilead Sciences, Inc. (a)	17,377	1,067,817
	United Therapeutics Corp. (a)	10,917	817,028
			4,796,549

	Capital Markets 0.9%
	State Street Corp.	9,043	630,026
	Waddell & Reed Financial, Inc. Class A	8,128	415,015
			1,045,041

	Chemicals 0.9%
	LyondellBasell Industries, N.V. Class A	14,189	974,926
	PPG Industries, Inc.	860	137,979
			1,112,905

	Commercial Banks 1.1%
	First Niagara Financial Group, Inc.	35,717	381,815
	Wells Fargo & Co.	21,744	945,864
			1,327,679

	Commercial Services & Supplies 0.8%
	Pitney Bowes, Inc.	52,745	870,820
	Tyco International, Ltd.	3,625	126,186
			997,006

	Communications Equipment 0.5%
	Cisco Systems, Inc.	19,982	510,540
	QUALCOMM, Inc.	1,252	80,817
			591,357

	Computers & Peripherals 6.7%
¤	Apple, Inc.	8,981	4,063,903
	EMC Corp.	21,604	564,945
	Hewlett-Packard Co.	44,802	1,150,515
	NetApp, Inc.	7,652	314,650
	SanDisk Corp. (a)	6,810	375,367
	Seagate Technology PLC	18,850	771,154
	Western Digital Corp.	12,817	825,158
			8,065,692

	Construction & Engineering 0.7%
	AECOM Technology Corp. (a)	23,278	789,124

	Consumer Finance 1.0%
	American Express Co.	9,463	698,086
	Capital One Financial Corp.	6,524	450,286
			1,148,372

	Containers & Packaging 0.8%
	Avery Dennison Corp.	17,796	796,015
	Packaging Corporation of America	87	4,680
	Sealed Air Corp.	6,921	188,528
			989,223

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	133	4,180
	Service Corp. International	3,858	73,186
			77,366

	Diversified Financial Services 4.3%
	Bank of America Corp.	30,232	441,387
	Citigroup, Inc.	23,128	1,205,894
¤	JPMorgan Chase & Co.	43,174	2,406,087
	Leucadia National Corp.	1,317	35,335
	McGraw Hill Financial, Inc.	2,149	132,937
	Moody's Corp.	1,503	101,858
	NASDAQ OMX Group, Inc. (The)	23,751	769,533
	NYSE Euronext	665	28,036
			5,121,067

	Diversified Telecommunication Services 3.4%
¤	AT&T, Inc.	63,061	2,224,161
	Verizon Communications, Inc.	37,110	1,836,203
			4,060,364

	Electronic Equipment & Instruments 0.4%
	Corning, Inc.	31,172	473,503

	Energy Equipment & Services 0.9%
	Oil States International, Inc. (a)	2,956	287,412
	Patterson-UTI Energy, Inc.	35,305	697,980
	Schlumberger, Ltd.	589	47,903
			1,033,295

	Food & Staples Retailing 4.8%
	CVS Caremark Corp.	17,687	1,087,574
	Kroger Co. (The)	24,472	961,015
	Safeway, Inc.	32,174	829,768
	Wal-Mart Stores, Inc.	22,600	1,761,444
	Walgreen Co.	21,576	1,084,194
			5,723,995

	Food Products 2.2%
	General Mills, Inc.	6,937	360,724
	Green Mountain Coffee Roasters, Inc. (a)	9,893	763,542
	Kraft Foods Group, Inc.	4,609	260,777
	Mondelez International, Inc. Class A	13,845	432,933
	Tyson Foods, Inc. Class A	28,376	783,745
			2,601,721

	Health Care Equipment & Supplies 1.1%
	Abbott Laboratories	12,149	445,018
	Boston Scientific Corp. (a)	81,433	889,248
			1,334,266

	Health Care Providers & Services 4.7%
	AmerisourceBergen Corp.	14,909	868,747
	Community Health Systems, Inc.	7,486	344,805
	Express Scripts Holding Co. (a)	15,699	1,029,070
	Health Management Associates, Inc. Class A (a)	47,725	643,333
	McKesson Corp.	8,240	1,010,718
	Omnicare, Inc.	7,377	389,432
	Tenet Healthcare Corp. (a)	8,167	364,657
	WellPoint, Inc.	11,397	975,127
			5,625,889

	Hotels, Restaurants & Leisure 0.3%
	McDonald's Corp.	307	30,111
	Starwood Hotels & Resorts Worldwide, Inc.	5,774	381,950
			412,061

	Household Durables 0.1%
	PulteGroup, Inc. (a)	8,914	148,240

	Household Products 2.3%
	Kimberly-Clark Corp.	8,827	872,107
	Procter & Gamble Co. (The)	24,009	1,927,923
			2,800,030

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The)	24,039	299,045

	Industrial Conglomerates 1.2%
	3M Co.	1,553	182,369
	General Electric Co.	49,738	1,212,115
			1,394,484

	Insurance 6.4%
	Aflac, Inc.	16,520	1,018,954
	American International Group, Inc. (a)	27,737	1,262,311
	Assurant, Inc.	15,016	813,267
	Berkshire Hathaway, Inc. Class B (a)	9,928	1,150,357
	Fidelity National Financial, Inc. Class A	14,318	350,505
	Genworth Financial, Inc. Class A (a)	66,856	868,459
	Lincoln National Corp.	13,923	580,171
	Protective Life Corp.	18,401	797,315
	Travelers Companies, Inc. (The)	5,657	472,642
	XL Group PLC	10,390	325,727
			7,639,708

	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	1,476	444,600
	Expedia, Inc.	13,098	617,309
			1,061,909

	Internet Software & Services 1.9%
¤	Google, Inc. Class A (a)	2,458	2,181,721
	VeriSign, Inc. (a)	1,607	76,879
			2,258,600

	IT Services 2.9%
	Accenture PLC Class A	4,324	319,154
	Computer Sciences Corp.	17,444	831,381
¤	International Business Machines Corp.	11,890	2,319,026
	Western Union Co. (The)	363	6,520
			3,476,081

	Machinery 0.4%
	AGCO Corp.	1,883	105,919
	Dover Corp.	4,979	426,401
			532,320

	Media 4.6%
	Comcast Corp. Class A	36,049	1,625,089
	DIRECTV (a)	16,279	1,029,972
	Gannett Co., Inc.	29,265	753,866
	Time Warner Cable, Inc.	8,341	951,458
	Twenty-First Century Fox, Inc.	7,526	224,877
	Walt Disney Co. (The)	2,404	155,419
	Washington Post Co. (The) Class B	1,543	829,146
			5,569,827

	Multiline Retail 0.7%
	Target Corp.	11,670	831,487

	Office Electronics 0.6%
	Xerox Corp.	79,591	772,033

	Oil, Gas & Consumable Fuels 8.4%
	Anadarko Petroleum Corp.	400	35,408
¤	Chevron Corp.	19,854	2,499,420
	ConocoPhillips	6,794	440,659
¤	Exxon Mobil Corp.	41,946	3,932,437
	HollyFrontier Corp.	492	22,411
	Marathon Petroleum Corp.	12,574	922,051
	Phillips 66	11,244	691,506
	Tesoro Corp.	14,740	837,969
	Valero Energy Corp.	19,592	700,806
			10,082,667

	Personal Products 0.2%
	Avon Products, Inc.	8,157	186,469

	Pharmaceuticals 5.9%
	AbbVie, Inc.	12,289	558,904
	Bristol-Myers Squibb Co.	24,794	1,072,093
	Endo Health Solutions, Inc. (a)	12,156	467,520
¤	Johnson & Johnson	27,941	2,612,483
	Merck & Co., Inc.	7,829	377,123
¤	Pfizer, Inc.	67,696	1,978,754
			7,066,877

	Professional Services 0.4%
	ManpowerGroup, Inc.	7,263	485,677

	Road & Rail 0.5%
	Ryder System, Inc.	819	50,647
	Union Pacific Corp.	3,212	509,391
			560,038

	Semiconductors & Semiconductor Equipment 2.8%
	First Solar, Inc. (a)	16,144	794,930
	Intel Corp.	68,156	1,588,035
	Micron Technology, Inc. (a)	43,537	576,865
	Xilinx, Inc.	9,052	422,638
			3,382,468

	Software 3.6%
¤	Microsoft Corp.	66,212	2,107,528
	Oracle Corp.	49,675	1,606,986
	Symantec Corp.	21,604	576,395
			4,290,909

	Specialty Retail 5.4%
	Abercrombie & Fitch Co. Class A	15,740	784,954
	American Eagle Outfitters, Inc.	10,626	208,695
	Best Buy Co., Inc.	28,759	865,358
	GameStop Corp. Class A	19,655	964,274
	Gap, Inc. (The)	19,017	872,880
	Home Depot, Inc. (The)	15,859	1,253,337
	Lowe's Companies, Inc.	2,889	128,792
	O'Reilly Automotive, Inc. (a)	4,674	585,465
	Staples, Inc.	51,727	880,394
			6,544,149

	Textiles, Apparel & Luxury Goods 1.4%
	Fossil Group, Inc. (a)	7,298	802,050
	Hanesbrands, Inc.	14,493	919,726
			1,721,776

	Tobacco 1.0%
	Altria Group, Inc.	3,438	120,537
	Philip Morris International, Inc.	12,018	1,071,765
			1,192,302

	Trading Companies & Distributors 0.0%‡
	United Rentals, Inc. (a)	678	38,863

	Total Common Stocks (Cost $100,948,859)		117,476,610

	Exchange Traded Fund 1.6% (b)
	S&P 500 Index - SPDR Trust Series 1	11,661	1,966,744
	Total Exchange Traded Fund (Cost $1,964,528)		1,966,744

		Principal Amount	Value
	Short-Term Investment 0.4%
	Repurchase Agreement 0.4%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $459,257 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $510,000 and a Market Value of $468,712)	$459,257	459,257

	Total Short-Term Investment (Cost $459,257)		459,257

	Total Investments (Cost $103,372,644) (c)	99.8%	119,902,611

	Other Assets, Less Liabilities	0.2	180,202

	Net Assets	100.0%	$120,082,813

¤	Among the Fund's 10 largest holdings, as of July 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2013, cost is $105,027,221 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,167,626
Gross unrealized depreciation	(2,292,236)
Net unrealized appreciation	$14,875,390

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$117,476,610	$—	$—	$117,476,610
Exchange Traded Fund	1,966,744	—	—	1,966,744
Short-Term Investment
Repurchase Agreement	—	459,257	—	459,257
Total Investments in Securities	$119,443,354	$459,257	$—	$119,902,611

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments  July 31, 2013 (Unaudited)

		Principal Amount	Value
	Convertible Securities 90.8%†
	Convertible Bonds 75.4%
	Aerospace & Defense 1.1%
	GenCorp, Inc. 4.063%, due 12/31/39	$1,997,000	$3,935,338
	Kaman Corp. 3.25%, due 11/15/17 (a)	3,217,000	4,037,335
			7,972,673

	Airlines 1.6%
	United Airlines, Inc. 4.50%, due 1/15/15	6,094,000	11,677,628

	Auto Manufacturers 2.8%
	Ford Motor Co. 4.25%, due 11/15/16	5,029,000	9,822,266
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	10,990,000
			20,812,266

	Biotechnology 4.3%
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	9,869,000	26,868,353
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	4,252,000	5,431,930
			32,300,283

	Commercial Services 0.9%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	2,221,000	6,887,887

	Computers 2.1%
¤	EMC Corp. 1.75%, due 12/1/13	9,557,000	15,601,850
	Quantum Corp. 3.50%, due 11/15/15	485,000	463,478
			16,065,328

	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	1,353,000	3,688,616

	Entertainment 0.7%
	International Game Technology 3.25%, due 5/1/14	4,406,000	4,898,921

	Environmental Controls 1.7%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	12,686,252

	Finance - Leasing Companies 1.4%
	Air Lease Corp. 3.875%, due 12/1/18	8,569,000	10,748,739

	Finance - Mortgage Loan/Banker 0.8%
	Walter Investment Management Corp. 4.50%, due 11/1/19	5,708,000	6,125,398

	Health Care - Products 4.4%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	7,990,000	8,539,312
	Insulet Corp. 3.75%, due 6/15/16	4,050,000	5,383,969
	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	12,189,497
	Wright Medical Group, Inc. 2.00%, due 8/15/17 (a)	5,289,000	6,631,084
			32,743,862

	Health Care - Services 1.2%
	WellPoint, Inc. 2.75%, due 10/15/42 (a)	7,160,000	9,366,175

	Home Builders 1.8%
	KB Home 1.375%, due 2/1/19	5,169,000	5,282,072
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,785,000	6,067,828
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	2,072,000	1,916,600
			13,266,500

	Household Products & Wares 2.1%
¤	Jarden Corp. 1.875%, due 9/15/18 (a)	13,430,000	15,897,763

	Insurance 2.1%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	6,287,000	9,536,593
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	6,389,679
			15,926,272

	Internet 2.5%
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	9,147,056	915
	Blucora, Inc. 4.25%, due 4/1/19 (a)	3,003,000	3,489,110
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17	5,615,000	6,685,359
	priceline.com, Inc. 0.35%, due 6/15/20 (a)	4,085,000	4,021,172
	Shutterfly, Inc. 0.25%, due 5/15/18 (a)	4,438,000	4,818,004
			19,014,560

	Investment Company 0.9%
	Ares Capital Corp. 4.875%, due 3/15/17	6,564,000	6,867,585

	Lodging 0.8%
	MGM Resorts International 4.25%, due 4/15/15	5,309,000	6,201,576

	Machinery - Diversified 2.6%
¤	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	19,643,221

	Media 0.6%
	Liberty Interactive LLC 3.50%, due 1/15/31	8,438,000	4,298,106

	Metal Fabricate & Hardware 0.9%
	RTI International Metals, Inc.
	1.625%, due 10/15/19	5,736,000	5,850,720
	3.00%, due 12/1/15	880,000	993,850
			6,844,570

	Miscellaneous - Manufacturing 2.2%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	16,762,983

	Oil & Gas 0.9%
	Cobalt International Energy, Inc. 2.625%, due 12/1/19	6,170,000	6,914,256

	Oil & Gas Services 6.7%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,642,000	10,192,518
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19 (a)	3,683,000	4,451,826
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(g)	15,988,000	23,355,270
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (a)	2,507,000	2,988,031
	Subsea 7 S.A.
	1.00%, due 10/5/17	3,000,000	2,915,100
	3.50%, due 10/13/14	5,100,000	6,484,140
			50,386,885

	Pharmaceuticals 9.8%
	Akorn, Inc. 3.50%, due 6/1/16	3,322,000	5,755,365
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	2,812,000	9,010,703
	Medivation, Inc. 2.625%, due 4/1/17	7,433,000	10,317,933
	Mylan, Inc. 3.75%, due 9/15/15	4,317,000	11,038,029
	Omnicare, Inc. 3.75%, due 12/15/25	4,336,000	8,796,660
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	11,041,000	14,166,983
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	14,498,606
			73,584,279

	Real Estate Investment Trusts 2.7%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	8,910,836
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	11,456,865
			20,367,701

	Semiconductors 6.2%
	Intel Corp. 3.25%, due 8/1/39	5,441,000	6,763,870
	Microchip Technology, Inc. 2.125%, due 12/15/37	7,722,000	11,896,706
	Micron Technology, Inc. 1.625%, due 2/15/33 (a)	9,366,000	12,866,543
	Novellus Systems, Inc. 2.625%, due 5/15/41	7,947,000	12,322,817
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	1,237,000	1,430,281
	Xilinx, Inc. 2.625%, due 6/15/17	997,000	1,626,980
			46,907,197

	Software 6.4%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,466,000	9,868,181
	Concur Technologies, Inc. 0.50%, due 6/15/18	21,000	22,024
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (a)	4,176,000	4,426,560
	NetSuite, Inc. 0.25%, due 6/1/18 (a)	7,871,000	8,244,872
	Nuance Communications, Inc. 2.75%, due 11/1/31	8,349,000	8,547,289
	Salesforce.com, Inc. 0.25%, due 4/1/18 (a)	6,400,000	6,376,000
	Take-Two Interactive Software, Inc. 1.00%, due 7/1/18	3,834,000	4,044,870
	Workday, Inc. 0.75%, due 7/15/18 (a)	6,344,000	6,716,710
			48,246,506

	Telecommunications 1.9%
	Ciena Corp. 4.00%, due 12/15/20	7,042,000	9,788,380
	SBA Communications Corp. 4.00%, due 10/1/14	1,869,000	4,598,908
			14,387,288
	Transportation 0.8%
	XPO Logistics, Inc. 4.50%, due 10/1/17	4,020,000	6,050,100

	Total Convertible Bonds (Cost $465,878,743)		567,541,376

		Shares	Value
	Convertible Preferred Stocks 15.4%
	Aerospace & Defense 2.4%
¤	United Technologies Corp. 7.50%	283,546	18,183,805

	Auto Manufacturers 1.5%
	General Motors Co. 4.75%	230,800	11,526,152

	Auto Parts & Equipment 0.8%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	5,745,938

	Food 0.6%
	Post Holdings, Inc. (a) 3.75%	39,161	4,440,779

	Hand & Machine Tools 2.3%
¤	Stanley Black & Decker, Inc. 4.75%	127,060	17,189,948

	Insurance 2.1%
¤	MetLife, Inc. 5.00%	275,822	15,738,403

	Iron & Steel 0.2%
	Cliffs Natural Resources, Inc. 7.00%	98,506	1,861,763

	Oil & Gas 3.7%
¤	Apache Corp. 6.00%	425,600	19,449,920
	Energy XXI Bermuda, Ltd. 5.63%	14,407	4,398,637
	Sanchez Energy Corp. (a) 4.88%	71,500	4,364,317
			28,212,874

	Pharmaceuticals 1.2%
	Omnicare Capital Trust II 4.00%	133,550	8,718,144

	Real Estate Investment Trusts 0.6%
	Health Care REIT, Inc. 6.50%	47,800	2,869,912
	Weyerhaeuser Co. 6.38%	25,847	1,356,709
			4,226,621

	Total Convertible Preferred Stocks (Cost $107,256,204)		115,844,427

	Total Convertible Securities (Cost $573,134,947)		683,385,803

	Common Stocks 3.6%
	Banks 0.7%
	Citigroup, Inc.	100,032	5,215,668

	Electric 0.0%‡
	PPL Corp.	— (h)	2

	Internet 0.4%
	TIBCO Software, Inc. (i)	108,466	2,705,142

	Oil & Gas 0.2%
	Ensco PLC Class A	28,000	1,605,520

	Oil & Gas Services 1.8%
	Baker Hughes, Inc.	124,900	5,924,007
	Cameron International Corp. (i)	46,635	2,765,455
	Halliburton Co.	113,326	5,121,202
			13,810,664

	Pharmaceuticals 0.5%
	Merck & Co., Inc.	77,727	3,744,110

	Total Common Stocks (Cost $25,433,809)		27,081,106

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.

	Strike Price $10.00 Expires 7/10/16 (i)	1,016	26,701
	Strike Price $18.33 Expires 7/10/19 (i)	1,016	18,928

	Total Warrants (Cost $1,062)		45,629

		Principal Amount	Value
	Short-Term Investment 5.0%
	Repurchase Agreement 5.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $38,014,732 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $42,335,000 and a Market Value of $38,776,870)	$38,014,722	38,014,722

	Total Short-Term Investment (Cost $38,014,722)		38,014,722

	Total Investments (Cost $636,584,540) (j)	99.4%	748,527,260
	Other Assets, Less Liabilities	0.6	4,207,477

	Net Assets	100.0%	$752,734,737

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(c)	Issue in default.
(d)	Illiquid security - The total market value of this security as of July 31, 2013 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Fair valued security - The total market value of this security as of July 31, 2013 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.1% of the Fund's net assets.
(h)	Less than one share.
(i)	Non-income producing security.
(j)	As of July 31, 2013, cost is $642,895,911 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$125,588,168
Gross unrealized depreciation	(19,956,819)
Net unrealized appreciation	$105,631,349

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$567,540,461	$915	$567,541,376
Convertible Preferred Stocks	102,640,694	13,203,733	—	115,844,427
Total Convertible Securities	102,640,694	580,744,194	915	683,385,803
Common Stocks	27,081,106	—	—	27,081,106
Warrants	45,629	—	—	45,629
Short-Term Investment
Repurchase Agreement	—	38,014,722	—	38,014,722
Total Investments in Securities	$129,767,429	$618,758,916	$915	$748,527,260

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, convertible preferred stocks with a total value of $13,703,836 were transferred from Level 1 to Level 2 as the prices of these securities were based on evaluated bid pricing compared with the prior year prices which based on quoted prices. Values as of July 31, 2013, for these securities are based on evaluated bid prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2013
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Common Stocks
Auto Manufacturers	57	-	-	(57)	-	-	-	-	-	-
Total	$972	$-	$-	$(57)	$-	$-	$-	$-	$915	$-

 As of July 31, 2013, the Fund held the following restricted security:

	Date of	Principal		7/31/13	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Global High Income Fund
Portfolio of Investments July 31, 2013 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 95.1%†
	Corporate Bonds 48.3%
	Argentina 0.4%
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		$2,000,000	$1,440,000

	Australia 0.6%
	Mirabela Nickel, Ltd. 8.75%, due 4/15/18 (a)		3,000,000	2,130,000

	Belgium 0.5%
	Barry Callebaut Services N.V. 5.50%, due 6/15/23 (a)		1,755,000	1,807,650

	Brazil 8.1%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,052,500
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		3,000,000	3,195,000
	Fibria Overseas Finance, Ltd. 6.75%, due 3/3/21 (a)		3,000,000	3,270,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,070,000
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	3,157,500
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		3,750,000	3,637,500
	OGX Austria GmbH 8.50%, due 6/1/18 (a)		3,750,000	750,000
	Petrobras International Finance Co. 5.375%, due 1/27/21		3,000,000	2,987,505
	USJ Acucar e Alcool S.A. 9.875%, due 11/9/19 (a)		2,000,000	1,940,000
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (a)		3,000,000	2,415,000
				26,475,005
	Chile 0.5%
	GeoPark Latin America, Ltd. Agencia en Chile 7.50%, due 2/11/20 (a)		1,500,000	1,530,000

	Colombia 2.0%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		5,000,000	4,700,000
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (a)		2,000,000	1,886,000
				6,586,000
	Georgia 1.1%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		3,500,000	3,596,250

	Guatemala 0.6%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,090,000

	India 1.1%
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		3,500,000	3,657,500

	Indonesia 4.2%
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	9,420,500
	Pertamina Persero PT 5.625%, due 5/20/43 (a)		3,700,000	3,034,000
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		1,500,000	1,192,500
				13,647,000

	Ireland 1.0%
	UT2 Funding PLC 5.321%, due 6/30/16		€2,700,000	3,421,327

	Kazakhstan 0.5%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,097,500
	KazMunaygas National Co. 4.40%, due 4/30/23 (a)		500,000	463,125
				1,560,625

	Luxembourg 0.9%
	ArcelorMittal 7.50%, due 10/15/39		3,000,000	2,827,500

	Mexico 5.1%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (a)		3,000,000	3,277,500
	Controladora Mabe S.A. de C.V.
	7.875%, due 10/28/19		1,160,000	1,258,600
	7.875%, due 10/28/19 (a)		1,600,000	1,736,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,086,577
	Petroleos Mexicanos 6.50%, due 6/2/41		4,000,000	4,208,000
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17		3,000,000	3,300,000
				16,866,677

	Paraguay 1.2%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		3,500,000	3,832,500

	Peru 0.9%
	BBVA Bancomer S.A. 5.00%, due 8/26/22 (a)		3,000,000	2,940,000

	Poland 1.9%
	Eileme 2 AB Series Reg S 11.75%, due 1/31/20		€4,000,000	6,226,037

	Republic of Korea 1.7%
	Korea Finance Corp. 4.625%, due 11/16/21		$3,000,000	3,175,734
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,275,968
				5,451,702

	Russia 6.1%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,823,750
	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		6,000,000	7,350,000
	Lukoil International Finance B.V.
	6.656%, due 6/7/22 (a)		1,000,000	1,100,200
	7.25%, due 11/5/19 (a)		2,000,000	2,288,000
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,167,200
	Vimpelcom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,112,500
				19,841,650

	Thailand 1.2%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		3,750,000	3,937,534

	Ukraine 1.3%
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (a)		4,500,000	4,218,750

	United Arab Emirates 2.1%
	Abu Dhabi National Energy Co.
	3.625%, due 1/12/23 (a)		3,750,000	3,468,750
	6.25%, due 9/16/19 (a)		3,000,000	3,412,500
				6,881,250

	United Kingdom 1.0%
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	3,000,000	3,240,689

	United States 1.3%
	AES Corp. (The) 8.00%, due 10/15/17		$222,000	257,520
	Goodyear Tire & Rubber Co. (The) 6.50%, due 3/1/21		3,800,000	3,975,750
				4,233,270

	Venezuela 3.0%
¤	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		9,900,000	9,850,500

	Total Corporate Bonds (Cost $160,133,253)			158,289,416

	Government & Federal Agencies 46.8%
	Argentina 1.1%
	Republic of Argentina 2.50%, due 12/31/38 (c)		€11,360,000	3,748,800

	Bahrain 1.0%
	Bahrain Government International Bond 6.125%, due 8/1/23 (a)		$3,200,000	3,200,000

	Belarus 1.8%
	Republic of Belarus Series Reg S 8.95%, due 1/26/18		6,000,000	5,970,000

	Colombia 1.8%
	Republic of Colombia 7.75%, due 4/14/21	C$	9,600,000,000	5,908,706

	Croatia 2.7%
¤	Republic of Croatia
	6.375%, due 3/24/21 (a)		$7,000,000	7,403,900
	6.625%, due 7/14/20 (a)		1,500,000	1,612,500
				9,016,400

	Dominican Republic 1.2%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,780,000

	El Salvador 2.3%
¤	Republic of El Salvador
	Series Reg S 7.375%, due 12/1/19 (a)		3,000,000	3,367,500
	7.65%, due 6/15/35		2,450,000	2,437,750
	8.25%, due 4/10/32 (a)		1,550,000	1,623,625
				7,428,875
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,497,000

	Georgia 0.7%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,182,500

	Ghana 0.8%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		2,500,000	2,734,375

	Indonesia 3.1%
¤	Republic of Indonesia
	4.875%, due 5/5/21 (a)		8,000,000	8,120,000
	6.625%, due 2/17/37 (a)		2,000,000	2,120,000
				10,240,000

	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	640,250

	Mexico 2.9%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	9,401,336

	Nigeria 0.6%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,130,000

	Panama 1.1%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	3,608,440

	Peru 2.3%
¤	Republic of Peru 7.35%, due 7/21/25		6,000,000	7,635,000

	Poland 2.2%
	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	7,122,656

	Portugal 1.5%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€4,200,000	5,018,620

	Russia 0.9%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	100,000,000	2,956,479

	Senegal 0.4%
	Republic of Senegal 8.75%, due 5/13/21 (a)		$1,250,000	1,306,250

	Slovenia 1.1%
	Republic of Slovenia 5.50%, due 10/26/22 (a)		4,000,000	3,770,800

	Sri Lanka 2.0%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		6,500,000	6,516,250

	Turkey 6.1%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	4,825,000
	7.375%, due 2/5/25		6,225,000	7,158,750
	9.00%, due 3/8/17	TRY	9,400,000	4,855,497
	Turkey Government Bond 7.10%, due 3/8/23		6,750,000	3,033,395
				19,872,642
	Ukraine 3.3%
¤	Ukraine Government
	7.75%, due 9/23/20 (a)		$6,000,000	5,490,000
	7.80%, due 11/28/22 (a)		5,800,000	5,205,500
				10,695,500

	Uruguay 1.5%
	Republica Orient Uruguay 4.375%, due 12/15/28	$U	96,650,231	4,994,993

	Venezuela 2.7%
¤	Republic of Venezuela Series Reg S 9.25%, due 5/7/28		$11,095,000	8,986,950

	Vietnam 0.7%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,190,000

	Total Government & Federal Agencies (Cost $146,652,376)			153,552,822

	Total Long-Term Bonds (Cost $306,785,629)			311,842,238

	Short-Term Investments 4.2%
	Nigeria Government 1.1%
	Nigeria Treasury Bill 0.00%, due 11/21/13 (d)	NGN	600,000,000	3,601,963

	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $10,007,719 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $11,110,000 and a Market Value of $10,210,579)		$10,007,717	10,007,717

	Total Short-Term Investments (Cost $13,674,360)			13,609,680

	Total Investments (Cost $320,459,989) (g)		99.3%	325,451,918
	Other Assets, Less Liabilities		0.7	2,372,434

	Net Assets		100.0%	$327,824,352

	Contracts Short	Unrealized Appreciation (Depreciation) (e)
Futures Contracts (0.0%) ‡
United States Treasury Notes September 2013 (2 Year) (f)	(547)	$(155,320)

Total Futures Contracts (Settlement Value $(120,510,938))		$(155,320)

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(c)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(d)	Interest rate presented is yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(f)	At July 31, 2013, cash in the amount of $123,075 is on deposit with broker for futures transactions.
(g)	As of July 31, 2013, cost is $320,459,989 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,968,887
Gross unrealized depreciation	(9,976,958)
Net unrealized appreciation	$4,991,929

The following abbreviations are used in the above portfolio:
$U	-Uruguayan Peso
€	-Euro
A$	-Australian Dollar
C$	-Colombian Peso
M$	-Mexican Peso
NGN	-Nigerian Naira
PLN	-Polish Zloty
RUB	-New Russian Ruble
TRY	-Turkish Lira

As of July 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	8/8/13	HSBC Bank USA	AUD	3,150,000	USD	2,832,543	USD	(2,326)
Euro vs. Polish Zloty	8/8/13	HSBC Bank USA	EUR	2,632,321	PLN	11,200,000		(886)
Euro vs. U.S. Dollar	8/8/13	HSBC Bank USA		10,501,000	USD	13,977,094		(6,815)
New Russian Ruble vs. U.S. Dollar	8/8/13	HSBC Bank USA	RUB	196,300,000		6,176,394		(227,137)
Polish Zloty vs. U.S. Dollar	8/8/13	HSBC Bank USA	PLN	10,700,000		3,325,460		21,025
Polish Zloty vs. U.S. Dollar	10/31/13	Barclays Bank PLC		10,700,000		3,331,776		(2,242)
Pound Sterling vs. U.S. Dollar	8/8/13	HSBC Bank USA	GBP	2,000,000		3,045,860		(3,491)
South Korean Won vs. U.S. Dollar	8/8/13	HSBC Bank USA	KRW	7,300,000,000		6,546,087		(50,432)
Swiss Franc vs. Euro	8/8/13	JPMorgan Chase Bank	CHF	9,301,000	EUR	7,554,418		270

Foreign Currency Sales Contracts				Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	8/8/13	HSBC Bank USA	AUD	3,150,000	USD	2,830,217	USD	386,475
Australian Dollar vs. U.S. Dollar	10/31/13	HSBC Bank USA		3,150,000		2,816,793		2,325
Euro vs. Polish Zloty	8/8/13	HSBC Bank USA	EUR	2,673,988	PLN	11,200,000		(54,548)
Euro vs. U.S. Dollar	8/8/13	HSBC Bank USA		10,501,000	USD	13,685,857		(284,422)
Euro vs. U.S. Dollar	10/31/13	HSBC Bank USA		10,500,000		13,979,858		6,676
Polish Zloty vs. Euro	10/31/13	HSBC Bank USA	PLN	11,200,000	EUR	2,618,658		264
Polish Zloty vs. U.S. Dollar	8/8/13	Barclays Bank PLC		10,700,000	USD	3,348,459		1,974
Pound Sterling vs. U.S. Dollar	8/8/13	HSBC Bank USA	GBP	2,000,000		3,096,250		53,881
Pound Sterling vs. U.S. Dollar	10/31/13	HSBC Bank USA		2,000,000		3,044,240		3,469
Swiss Franc vs. Euro	8/8/13	JPMorgan Chase Bank	CHF	9,301,000	EUR	7,659,549		139,593
Swiss Franc vs. Euro	10/31/13	JPMorgan Chase Bank		9,300,000		7,556,675		(652)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(16,999)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$158,289,416	$—	$158,289,416
Government & Federal Agencies	—	153,552,822	—	153,552,822
Total Long-Term Bonds	—	311,842,238	—	311,842,238
Short-Term Investments
Nigeria Government	—	3,601,963	—	3,601,963
Repurchase Agreement	—	10,007,717	—	10,007,717
Total Short-Term Investments	—	13,609,680	—	13,609,680
Total Investments in Securities	—	325,451,918	—	325,451,918
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	615,952	—	615,952
Total Other Financial Instruments	—	615,952	—	615,952
Total Investments in Securities and Other Financial Instruments	$—	$326,067,870	$—	$326,067,870

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(632,951)	$—	$(632,951)
Futures Contracts Short (b)	(155,320)	—	—	(155,320)
Total Other Financial Instruments	$(155,320)	$(632,951)	$—	$(788,271)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning on the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2013
Long-Term Bonds
Government & Federal Agencies Supranational	$2,999,902	$-	$(25,566)	$2,643	$-	$(2,976,979)	$-	$-	$-	$-
Total	$2,999,902	$-	$(25,566)	$2,643	$-	$(2,976,979)	$-	$-	$-	$-

MainStay Government Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.9%†
	Asset-Backed Security 1.2%
	Utilities 1.2%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,525,000	$2,923,780

	Total Asset-Backed Security (Cost $2,552,049)		2,923,780

	Corporate Bonds 5.9%
	Agriculture 1.1%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,110,000	1,024,288
	9.70%, due 11/10/18	1,149,000	1,538,355
			2,562,643

	Electric 1.3%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,030,000	3,031,548

	Pipelines 1.1%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,300,000	2,526,615

	Real Estate Investment Trusts 1.1%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,150,000	1,995,279
	ProLogis, L.P. 7.375%, due 10/30/19	600,000	729,530
			2,724,809

	Telecommunications 1.3%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (a)	2,900,000	3,085,432

	Total Corporate Bonds (Cost $13,783,981)		13,931,047

	Mortgage-Backed Securities 4.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.2%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,970,000	2,117,017
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	783,303
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,438,118	1,632,562
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	520,000	545,368
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	683,595
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,015,188
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,055,000	1,127,723
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	600,000	616,116
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	631,271	632,280
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	800,000	829,331
			9,982,483
	Residential Mortgages (Collateralized Mortgage Obligations) 0.7%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.67%, due 8/25/36 (c)	470,457	401,684
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (a)(b)(d)	1,308,804	1,102,667
			1,504,351
	Total Mortgage-Backed Securities (Cost $11,437,676)		11,486,834

	U.S. Government & Federal Agencies 86.9%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (e)	522,805	78,103
	Series 361, Class 2, IO 6.00%, due 10/1/35 (e)	105,316	17,077
			95,180
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.6%
	2.375%, due 1/13/22	2,250,000	2,184,545
	2.375%, due 6/1/35 (b)	317,823	338,189
	2.413%, due 2/1/37 (b)	94,781	100,838
	2.50%, due 3/1/35 (b)	51,683	54,673
	3.50%, due 10/1/25	735,373	772,271
¤	3.50%, due 11/1/25	4,121,211	4,330,993
	4.00%, due 3/1/25	2,110,099	2,257,774
	4.00%, due 7/1/25	653,925	690,696
	4.00%, due 8/1/31	255,514	267,558
	4.00%, due 8/1/39	451,894	472,006
¤	4.00%, due 12/1/40	4,237,704	4,417,764
¤	4.00%, due 2/1/41	6,763,266	7,041,844
¤	4.00%, due 3/1/41	8,011,160	8,353,758
	4.00%, due 4/1/41	723,378	751,099
	4.00%, due 1/1/42	3,671,892	3,828,188
	4.00%, due 12/1/42	987,386	1,017,050
	4.50%, due 3/1/41	1,220,495	1,295,135
	4.50%, due 8/1/41	1,654,443	1,759,553
	5.00%, due 1/1/20	209,370	222,029
	5.00%, due 6/1/33	978,627	1,053,353
	5.00%, due 8/1/33	817,848	881,024
	5.00%, due 5/1/36	908,356	972,726
	5.00%, due 10/1/39	1,366,018	1,497,170
	5.50%, due 1/1/21	591,133	641,354
	5.50%, due 11/1/35	721,675	802,452
	5.50%, due 11/1/36	187,806	208,311
	6.50%, due 4/1/37	167,454	188,670
			46,401,023
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 51.1%
	2.059%, due 11/1/34 (b)	306,307	321,719
	2.357%, due 4/1/34 (b)	557,577	589,070
	3.00%, due 10/1/32	1,320,082	1,311,511
	3.50%, due 11/1/20	3,362,903	3,524,713
	3.50%, due 10/1/25	1,652,512	1,738,558
¤	3.50%, due 11/1/25	11,305,869	11,904,010
	3.50%, due 11/1/32	939,249	962,467
	3.50%, due 2/1/41	3,027,659	3,055,307
	3.50%, due 11/1/41	3,004,761	3,035,236
	3.50%, due 12/1/41	377,120	383,799
	3.50%, due 1/1/42	2,386,305	2,411,944
	3.50%, due 3/1/42	2,678,023	2,702,479
	3.50%, due 8/1/42	1,834,410	1,823,235
	3.50%, due 12/1/42	985,919	995,907
	3.50%, due 2/1/43	1,486,963	1,502,036
	3.50%, due 5/1/43	940,529	949,152
	4.00%, due 9/1/31	2,588,868	2,698,806
	4.00%, due 2/1/41	1,125,284	1,175,210
	4.00%, due 3/1/41	3,058,110	3,198,996
	4.00%, due 10/1/41	731,338	765,003
	4.00%, due 3/1/42	2,012,692	2,085,659
	4.00%, due 4/1/42	940,875	975,014
	4.00%, due 6/1/42	2,292,258	2,361,409
	4.00%, due 7/1/42	2,146,023	2,210,430
	4.50%, due 7/1/18	2,756,260	2,937,056
	4.50%, due 11/1/18	1,712,620	1,824,202
	4.50%, due 6/1/23	948,768	1,010,227
	4.50%, due 6/1/39	3,624,121	3,883,338
	4.50%, due 7/1/39	3,004,607	3,231,723
	4.50%, due 8/1/39	2,088,020	2,242,362
	4.50%, due 9/1/40	2,108,335	2,267,467
	4.50%, due 12/1/40	2,978,673	3,173,719
¤	4.50%, due 1/1/41	4,620,606	4,974,956
	4.50%, due 2/1/41	1,144,250	1,228,455
	4.50%, due 8/1/41	1,244,887	1,330,290
	5.00%, due 9/1/17	835,434	892,194
	5.00%, due 9/1/20	71,303	76,024
	5.00%, due 11/1/33	954,644	1,031,312
	5.00%, due 6/1/35	924,992	997,877
	5.00%, due 10/1/35	411,183	444,089
	5.00%, due 1/1/36	219,118	236,408
	5.00%, due 2/1/36	1,553,469	1,674,536
	5.00%, due 5/1/36	1,064,425	1,149,693
	5.00%, due 6/1/36	208,520	224,583
	5.00%, due 9/1/36	280,084	301,850
	5.00%, due 3/1/40	2,076,622	2,283,010
	5.00%, due 2/1/41	3,387,610	3,749,066
	5.50%, due 1/1/17	55,454	58,713
	5.50%, due 2/1/17	1,284,082	1,359,694
	5.50%, due 6/1/19	814,493	881,703
	5.50%, due 11/1/19	934,753	1,011,949
	5.50%, due 4/1/21	1,325,129	1,433,942
	5.50%, due 6/1/33	2,875,944	3,147,506
	5.50%, due 11/1/33	1,651,604	1,807,556
	5.50%, due 12/1/33	1,990,843	2,178,828
	5.50%, due 6/1/34	471,558	515,176
	5.50%, due 12/1/34	175,591	191,832
	5.50%, due 3/1/35	828,246	901,836
	5.50%, due 12/1/35	213,892	233,013
	5.50%, due 4/1/36	699,853	761,808
	5.50%, due 9/1/36	214,259	234,491
	5.50%, due 7/1/37	387,967	434,903
	6.00%, due 12/1/16	109,762	115,190
	6.00%, due 11/1/32	496,360	548,501
	6.00%, due 1/1/33	367,921	406,551
	6.00%, due 3/1/33	480,769	531,138
	6.00%, due 9/1/34	156,888	173,212
¤	6.00%, due 4/1/35 TBA (f)	5,300,000	5,794,805
	6.00%, due 9/1/35	1,177,128	1,292,993
	6.00%, due 10/1/35	428,791	481,540
	6.00%, due 6/1/36	507,716	555,995
	6.00%, due 11/1/36	997,435	1,113,897
	6.00%, due 4/1/37	189,360	203,578
	6.50%, due 10/1/31	272,509	301,011
	6.50%, due 2/1/37	107,570	124,039
			120,641,507
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.5%
	4.00%, due 7/15/39	800,639	838,945
	4.00%, due 9/20/40	3,182,235	3,378,384
	4.00%, due 11/20/40	453,183	481,092
	4.00%, due 1/15/41	3,059,421	3,197,761
¤	4.00%, due 10/15/41	4,086,117	4,346,454
	4.50%, due 5/20/40	3,828,078	4,090,816
	5.00%, due 2/20/41	936,819	1,011,978
	5.50%, due 11/1/35 TBA (f)	2,950,000	3,213,656
	6.00%, due 8/15/32	577,350	644,278
	6.00%, due 12/15/32	293,931	323,690
	6.50%, due 8/15/28	215,558	246,444
	6.50%, due 4/15/31	561,626	640,532
			22,414,030
¤	Overseas Private Investment Corporation 2.7%
	5.142%, due 12/15/23	5,792,709	6,475,409

	Tennessee Valley Authority 4.0%
¤	4.65%, due 6/15/35	5,605,000	5,844,558
	6.25%, due 12/15/17	2,980,000	3,561,228
			9,405,786
	Total U.S. Government & Federal Agencies (Cost $200,050,263)		205,432,935

	Total Long-Term Bonds (Cost $227,823,969)		233,774,596

	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $11,163,782 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $12,395,000 and a Market Value of $11,391,550)	11,163,779	11,163,779

	Total Short-Term Investment (Cost $11,163,779)		11,163,779

	Total Investments (Cost $238,987,748) (i)	103.6%	244,938,375
	Other Assets, Less Liabilities	(3.6)	(8,575,286)

	Net Assets	100.0%	$236,363,089

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.0% ‡

United States Treasury Notes September 2013 (5 Year) (h)	(170)	$25,474
United States Treasury Notes September 2013 (10 Year) (h)	(70)	41,934

Total Futures Contracts Short (Settlement Value $(29,483,047))		$67,408

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(d)	Illiquid security - The total market value of this security as of July 31, 2013, is $1,102,667, which represents 0.5% of the Fund's net assets.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2013, is $9,008,461, which represents 3.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(h)	As of July 31, 2013, cash in the amount of $256,250 is on deposit with a broker for futures transactions.
(i)	As of July 31, 2013, cost is $238,987,748 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$8,514,791
Gross unrealized depreciation	(2,564,164)
Net unrealized appreciation	$5,950,627

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,923,780	$—	$2,923,780
Corporate Bonds	—	13,931,047	—	13,931,047
Mortgage-Backed Securities	—	11,486,834	—	11,486,834
U.S. Government & Federal Agencies	—	205,432,935	—	205,432,935
Total Long-Term Bonds	—	233,774,596	—	233,774,596
Short-Term Investment
Repurchase Agreement	—	11,163,779	—	11,163,779
Total Investments in Securities	—	244,938,375	—	244,938,375
Total Other Financial Instruments	67,408	—	—	67,408
Total Investments in Securities	$67,408	$244,938,375	$—	$245,005,783

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

During the period ended July 31, 2013,certain mortgage-backed securities with a total value of $1,101,621 transferred from Level 3 to Level 2. The transfer occurred as of a result of the mortgage-backed security being valued by an independent pricing service using observable inputs. The valuation of the mortgage-backed security was obtained by methods deemed in good faith by the Fund's Valuation Committee as of October 31, 2012 utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$1,101,621	$-	$-	$-	$-	$-	$-	$(1,101,621)	$-	$-
Total	$1,101,621	$-	$-	$-	$-	$-	$-	$(1,101,621)	$-	$-

MainStay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.1%†

	Convertible Bonds 0.1%
	Electric 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$4,132,968	$6,075,462

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/15/49 (c)(d)(e)(f)	61,533,853	6,154

	Packaging & Containers 0.0%‡
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (a)	890,000	924,488

	Total Convertible Bonds (Cost $5,045,889)		7,006,104

	Corporate Bonds 90.8%
	Advertising 0.3%
	Lamar Media Corp.
	5.875%, due 2/1/22	11,000,000	11,330,000
	7.875%, due 4/15/18	7,490,000	8,070,475
	9.75%, due 4/1/14	9,780,000	10,269,000
			29,669,475
	Aerospace & Defense 1.6%
	AAR Corp.
	7.25%, due 1/15/22	20,565,000	21,850,312
	7.25%, due 1/15/22 (a)	7,345,000	7,804,063
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	12,270,000	13,174,913
	B/E Aerospace, Inc. 5.25%, due 4/1/22	29,690,000	30,617,812
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	13,569,000	13,636,845
	GenCorp, Inc. 7.125%, due 3/15/21 (a)	22,564,000	23,805,020
	TransDigm, Inc.
	5.50%, due 10/15/20 (a)	4,840,000	4,731,100
	7.75%, due 12/15/18	24,730,000	26,368,362
			141,988,427
	Airlines 0.1%
	U.S. Airways Group, Inc. 6.125%, due 6/1/18	7,540,000	7,219,550

	Apparel 0.2%
	Hanesbrands, Inc. 8.00%, due 12/15/16	6,915,000	7,355,831
	Wolverine World Wide, Inc. 6.125%, due 10/15/20 (a)	13,709,000	14,325,905
			21,681,736
	Auto Manufacturers 0.4%
	Jaguar Land Rover Automotive PLC
	5.625%, due 2/1/23 (a)	8,495,000	8,325,100
	8.125%, due 5/15/21 (a)	9,590,000	10,620,925
	Oshkosh Corp.
	8.25%, due 3/1/17	9,644,000	10,343,190
	8.50%, due 3/1/20	2,010,000	2,218,538
			31,507,753
	Auto Parts & Equipment 5.0%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	31,185,000	33,289,987
	Chassix, Inc. 9.25%, due 8/1/18 (a)	12,000,000	12,510,000
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	20,600,000	20,944,906
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	45,044,000	48,422,300
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	10,675,000	10,648,313
	Dana Holding Corp.
	6.50%, due 2/15/19	21,669,000	23,131,657
	6.75%, due 2/15/21	8,683,000	9,269,103
	Delphi Corp.
	5.875%, due 5/15/19	22,280,000	23,672,500
	6.125%, due 5/15/21	1,300,000	1,420,250
	Exide Technologies 8.625%, due 2/1/18 (f)	62,923,000	37,045,916
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	13,960,000	14,099,600
¤	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	36,944,000	35,835,680
	7.75%, due 2/15/17 (a)	45,603,000	50,904,349
	8.50%, due 2/15/19 (a)	12,575,000	14,084,000
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	30,715,000	31,329,300
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	11,043,000
	7.75%, due 8/15/18	1,300,000	1,397,500
	Titan International, Inc.
	7.875%, due 10/1/17 (a)	14,960,000	15,895,000
	7.875%, due 10/1/17	9,280,000	9,860,000
	TRW Automotive, Inc.
	4.50%, due 3/1/21 (a)	10,000,000	9,950,000
	7.00%, due 3/15/14 (a)	7,680,000	7,929,600
	7.25%, due 3/15/17 (a)	4,400,000	5,038,000
	8.875%, due 12/1/17 (a)	11,595,000	12,290,700
			440,011,661
	Banks 1.3%
¤	Ally Financial, Inc.
	(zero coupon), due 6/15/15	1,640,000	1,519,050
	4.625%, due 6/26/15	8,173,000	8,439,808
	5.50%, due 2/15/17	174,000	183,957
	6.25%, due 12/1/17	9,836,000	10,656,480
	7.50%, due 9/15/20	11,372,000	13,205,735
	8.00%, due 11/1/31	27,822,000	33,247,290
	8.30%, due 2/12/15	22,520,000	24,293,450
	Provident Funding Associates, L.P.
	6.75%, due 6/15/21 (a)	10,950,000	11,086,875
	10.125%, due 2/15/19 (a)	6,460,000	7,202,900
			109,835,545
	Beverages 0.7%
	Constellation Brands, Inc.
	3.75%, due 5/1/21	6,250,000	5,843,750
	4.25%, due 5/1/23	10,885,000	10,259,112
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	11,032,200
	8.375%, due 11/15/17	32,284,000	33,938,555
			61,073,617
	Biotechnology 0.1%
	Bio Rad Laboratories, Inc. 8.00%, due 9/15/16	7,810,000	8,166,730
	Building Materials 3.4%

	Boise Cascade Co. 6.375%, due 11/1/20	17,300,000	17,883,875
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	11,681,000	12,498,670
	6.875%, due 8/15/18 (a)	17,498,000	18,635,370
	7.00%, due 2/15/20 (a)	8,265,000	8,843,550
	7.50%, due 3/15/20 (a)	18,875,000	20,290,625
	Gibraltar Industries, Inc. 6.25%, due 2/1/21 (a)	8,525,000	8,738,125
	Griffon Corp. 7.125%, due 4/1/18	6,185,000	6,509,712
	Headwaters, Inc. 7.625%, due 4/1/19	18,665,000	20,134,869
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	20,585,000	23,466,900
¤	Texas Industries, Inc. 9.25%, due 8/15/20	98,575,000	107,323,531
	USG Corp.
	6.30%, due 11/15/16	6,565,000	6,794,775
	7.875%, due 3/30/20 (a)	13,850,000	15,338,875
	Vulcan Materials Co.
	6.40%, due 11/30/17	2,579,000	2,798,215
	6.50%, due 12/1/16	23,345,000	25,504,412
	7.50%, due 6/15/21	3,655,000	4,139,288
			298,900,792
	Chemicals 2.8%
	Axiall Corp. 4.875%, due 5/15/23 (a)	12,288,000	11,673,600
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	16,905,000	16,355,587
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (a)	1,639,000	1,573,440
	Ineos Finance PLC
	7.50%, due 5/1/20 (a)	18,965,000	20,387,375
	8.375%, due 2/15/19 (a)	11,120,000	12,204,200
	INEOS Group Holdings S.A. 6.125%, due 8/15/18 (a)	7,100,000	6,922,500
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	17,200,000	17,501,000
	LSB Industries, Inc. 7.75%, due 8/1/19	11,900,000	11,933,463
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	15,240,000	15,163,800
	NOVA Chemicals Corp.
	5.25%, due 8/1/23 (a)	1,250,000	1,250,000
	8.625%, due 11/1/19	7,035,000	7,773,675
	Olin Corp.
	5.50%, due 8/15/22	12,924,000	13,214,790
	8.875%, due 8/15/19	23,156,000	25,471,600
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	51,425,000	55,024,750
	PolyOne Corp.
	5.25%, due 3/15/23 (a)	21,526,000	21,095,480
	7.375%, due 9/15/20	726,000	793,155
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	8,291,000	8,415,365
			246,753,780
	Coal 2.2%
	Arch Coal, Inc.
	7.00%, due 6/15/19	38,748,000	31,676,490
	7.25%, due 10/1/20	6,520,000	5,281,200
	8.75%, due 8/1/16	4,240,000	4,208,200
	9.875%, due 6/15/19 (a)	6,170,000	5,707,250
	CONSOL Energy, Inc. 8.00%, due 4/1/17	48,731,000	51,959,429
¤	Peabody Energy Corp.
	6.00%, due 11/15/18	11,520,000	11,779,200
	6.25%, due 11/15/21	14,950,000	14,651,000
	6.50%, due 9/15/20	31,490,000	31,883,625
	7.875%, due 11/1/26	1,642,000	1,666,630
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	16,531,000	17,274,895
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21 (a)	13,510,000	13,104,700
	8.375%, due 6/1/20	7,236,000	7,688,250
			196,880,869
	Commercial Services 4.2%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	20,200,000	21,109,000
	6.375%, due 4/1/20 (a)	18,230,000	19,232,650
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23 (a)	16,776,000	16,524,360
	8.25%, due 1/15/19	5,240,000	5,724,700
	9.75%, due 3/15/20	16,240,000	18,939,900
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18	5,265,000	5,278,163
	Cenveo Corp. 8.875%, due 2/1/18	16,760,000	16,382,900
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	20,255,000	21,065,200
	Hertz Corp. (The)
	4.25%, due 4/1/18 (a)	8,740,000	8,707,225
	5.875%, due 10/15/20	2,385,000	2,516,175
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	12,570,000	13,481,325
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (a)	29,180,000	28,012,800
	PHH Corp.
	7.375%, due 9/1/19	11,294,000	12,381,047
	9.25%, due 3/1/16	11,841,000	13,380,330
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (c)(d)(e)(g)	460,000	6,762
	9.75% (c)(d)(e)(g)	26,020,000	382,494
	Rent-A-Center, Inc. 6.625%, due 11/15/20	2,965,000	3,172,550
	Service Corporation International 5.375%, due 1/15/22 (a)	6,000,000	6,037,500
	Sotheby's 5.25%, due 10/1/22 (a)	10,335,000	9,973,275
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	24,985,000	26,359,175
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (a)(b)	33,225,000	36,215,250
	United Rentals North America, Inc.
	5.75%, due 7/15/18	12,005,000	12,845,350
	6.125%, due 6/15/23	245,000	254,494
	7.375%, due 5/15/20	13,400,000	14,773,500
	7.625%, due 4/15/22	19,217,000	21,426,955
	Valassis Communications, Inc. 6.625%, due 2/1/21	16,510,000	15,932,150
	WEX, Inc. 4.75%, due 2/1/23 (a)	15,700,000	14,758,000
			364,873,230
	Computers 1.7%
	iGATE Corp. 9.00%, due 5/1/16	19,286,000	20,804,772
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	12,871,038
	5.00%, due 7/15/22	5,600,000	5,418,000
¤	Seagate HDD Cayman
	4.75%, due 6/1/23 (a)	98,820,000	94,373,100
	7.00%, due 11/1/21	9,610,000	10,450,875
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	8,070,000	8,130,525
			152,048,310
	Consumer Finance 0.3%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18	15,865,000	15,783,771
	Stearns Holdings, Inc. 9.375%, due 8/15/20 (a)	12,800,000	13,056,000
			28,839,771
	Distribution & Wholesale 0.6%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	34,845,000	36,979,256
	LKQ Corp. 4.75%, due 5/15/23 (a)	17,545,000	16,821,269
			53,800,525
	Diversified Financial Services 1.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	25,895,000	27,189,750
	CNG Holdings, Inc. 9.375%, due 5/15/20 (a)	13,264,000	12,866,080
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	27,990,000	26,730,450
	12.75%, due 5/1/20 (a)(c)	9,500,000	9,476,250
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	25,138,866
	9.375%, due 3/1/20	1,695,000	2,106,666
	National Money Mart Co. 10.375%, due 12/15/16	23,490,000	24,958,125
			128,466,187
	Electric 2.5%
	Calpine Corp.
	7.25%, due 10/15/17 (a)	29,353,000	30,673,885
	7.50%, due 2/15/21 (a)	4,175,000	4,467,250
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	28,025,000	30,337,062
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	64,420,000	70,539,900
	9.50%, due 10/15/18	32,230,000	36,903,350
	GenOn REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,746,250
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (a)	5,925,000	6,532,313
	Mirant Americas Generation LLC 9.125%, due 5/1/31	21,690,000	23,425,200
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	7,005,523
	Public Service Co. of New Mexico 7.95%, due 5/15/18	5,812,000	6,956,981
			223,587,714
	Electrical Components & Equipment 0.9%
	Anixter, Inc. 5.625%, due 5/1/19	8,110,000	8,495,225
	Belden, Inc. 5.50%, due 9/1/22 (a)	39,566,000	39,368,170
	General Cable Corp. 5.75%, due 10/1/22 (a)	27,250,000	26,636,875
			74,500,270
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	22,314,000	22,314,000

	Engineering & Construction 0.7%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	32,115,000	19,590,150
	13.00%, due 3/15/18 (a)(b)	39,360,857	41,328,900
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23 (a)	3,280,000	3,280,000
			64,199,050
	Entertainment 2.1%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (e)	37,760,000	40,120,000
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	1,145,000	1,205,113
	MU Finance PLC 8.375%, due 2/1/17 (a)	24,801,547	26,413,647
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	15,890,000	16,068,762
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (a)	22,381,000	24,305,766
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	5,041,000	5,255,243
	Production Resource Group, Inc. 8.875%, due 5/1/19	15,391,000	11,966,502
	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	1,275,000	1,383,375
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	4,760,000	5,021,800
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	35,000,000	36,225,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	598,934	419,254
	Vail Resorts, Inc. 6.50%, due 5/1/19	15,710,000	16,691,875
			185,076,337
	Environmental Controls 0.4%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	6,755,000	6,890,100
	5.25%, due 8/1/20	17,015,000	17,440,375
	Nuverra Environmental Solutions, Inc. 9.875%, due 4/15/18	13,260,000	13,624,650
			37,955,125
	Finance - Auto Loans 1.3%
	Credit Acceptance Corp. 9.125%, due 2/1/17	15,005,000	16,017,837
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	16,960,000	19,956,154
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18 (a)	498,000	486,795
	4.25%, due 5/15/23 (a)	15,249,000	14,639,040
	4.75%, due 8/15/17 (a)	23,985,000	25,154,269
	6.75%, due 6/1/18	30,400,000	33,896,000
			110,150,095
	Finance - Consumer Loans 0.2%
	SLM Corp.
	8.00%, due 3/25/20	3,045,000	3,395,175
	8.45%, due 6/15/18	12,005,000	13,807,191
			17,202,366
	Finance - Other Services 1.6%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (a)	19,115,000	19,592,875
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	900,000	909,000
	6.50%, due 7/1/21	13,196,000	13,163,010
	7.875%, due 10/1/20	24,060,000	25,804,350
	9.625%, due 5/1/19	20,419,000	22,971,375
	10.875%, due 4/1/15	32,582,000	34,251,827
	SquareTwo Financial Corp. 11.625%, due 4/1/17	21,265,000	21,902,950
			138,595,387
	Food 2.8%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	15,408,000	16,024,320
	American Stores Co. 8.00%, due 6/1/26	33,624,000	43,753,230
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	19,366,566	19,850,730
	B&G Foods, Inc. 4.625%, due 6/1/21	21,255,000	20,537,644
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	8,170,000	8,782,750
	Harmony Foods Corp. 10.00%, due 5/1/16 (a)	8,192,000	8,765,440
	Hawk Acquisition Sub, Inc. 4.25%, due 10/15/20 (a)	5,695,000	5,467,200
	Ingles Markets, Inc. 5.75%, due 6/15/23 (a)	36,535,000	36,443,663
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	30,135,000	31,152,056
	Sun Merger Sub, Inc. 5.875%, due 8/1/21 (a)	2,600,000	2,606,500
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (c)(d)(e)	23,700,000	23,759,250
	7.75%, due 3/1/18	8,120,000	8,647,800
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	18,856,000	19,657,380
			245,447,963
	Forest Products & Paper 0.5%
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,473,300
	Georgia-Pacific LLC
	7.25%, due 6/1/28	2,370,000	2,925,225
	8.875%, due 5/15/31	19,841,000	27,556,014
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	6,520,000	6,503,700
			47,458,239
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	23,509,000	26,447,625
	Hanger, Inc. 7.125%, due 11/15/18	18,850,000	20,263,750
	Hologic, Inc. 6.25%, due 8/1/20	11,205,000	11,863,294
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23 (a)	8,330,000	8,063,190
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	16,249,800
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	33,180,000	35,087,850
			117,975,509
	Health Care - Services 3.6%
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,178,312
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	10,335,000	10,541,700
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	4,730,000	5,214,825
	6.875%, due 7/15/17	130,000	143,650
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	11,680,000	12,366,200
	5.875%, due 1/31/22 (a)	8,100,000	8,545,500
	HCA Holdings, Inc.
	6.25%, due 2/15/21	14,175,000	14,706,562
	7.75%, due 5/15/21	5,431,000	5,906,213
¤	HCA, Inc.
	4.75%, due 5/1/23	4,525,000	4,366,625
	5.875%, due 3/15/22	19,855,000	20,996,662
	5.875%, due 5/1/23	2,432,000	2,456,320
	6.375%, due 1/15/15	5,995,000	6,332,219
	6.50%, due 2/15/16	3,615,000	3,931,313
	6.50%, due 2/15/20	9,224,000	10,157,930
	7.19%, due 11/15/15	6,277,000	6,841,930
	7.50%, due 2/15/22	5,451,000	6,146,002
	7.58%, due 9/15/25	1,920,000	1,982,400
	7.69%, due 6/15/25	705,000	747,300
	7.875%, due 2/15/20	2,120,000	2,301,525
	8.00%, due 10/1/18	4,984,000	5,744,060
	8.36%, due 4/15/24	2,494,000	2,780,810
	8.50%, due 4/15/19	7,912,000	8,564,740
	9.00%, due 12/15/14	3,930,000	4,254,225
	Health Management Associates, Inc. 7.375%, due 1/15/20	8,190,000	9,275,175
	INC Research LLC 11.50%, due 7/15/19 (a)	23,850,000	25,400,250
	MPH Intermediate Holding Co. 2 8.375%, due 8/1/18 (a)	26,170,000	26,726,112
	MultiPlan, Inc. 9.875%, due 9/1/18 (a)	34,020,000	37,677,150
	ResCare, Inc. 10.75%, due 1/15/19	14,300,000	15,944,500
	Tenet Healthcare Corp. 4.375%, due 10/1/21 (a)	25,000,000	23,000,000
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	3,590,000	3,854,763
	8.00%, due 2/1/18	12,755,000	13,536,244
			315,621,217
	Holding Company - Diversified 0.1%
	Leucadia National Corp. 8.125%, due 9/15/15	7,255,000	8,107,463

	Home Builders 1.8%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	9,845,000	10,017,287
	Brookfield Residential Properties, Inc. 6.125%, due 7/1/22 (a)	21,153,000	21,628,942
	D.R. Horton, Inc.
	3.625%, due 2/15/18	5,743,000	5,628,140
	4.75%, due 2/15/23	8,690,000	8,212,050
	5.75%, due 8/15/23	13,225,000	13,225,000
	Meritage Homes Corp. 7.00%, due 4/1/22	6,240,000	6,801,600
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	6,120,000	5,814,000
	6.625%, due 5/1/20	8,602,000	9,096,615
	Standard Pacific Corp. 8.375%, due 1/15/21	1,815,000	2,091,788
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	15,340,000	14,764,750
	7.75%, due 4/15/20 (a)	15,855,000	17,361,225
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	15,060,000	14,307,000
	WCI Communities, Inc. 6.875%, due 8/15/21	15,900,000	15,900,000
	Woodside Homes Co. LLC / Finance, Inc. 6.75%, due 12/15/21 (a)	14,500,000	14,645,000
			159,493,397
	Household Products & Wares 1.0%
	Jarden Corp. 7.50%, due 5/1/17	19,505,000	21,772,456
	Prestige Brands, Inc.
	8.125%, due 2/1/20	290,000	319,725
	8.25%, due 4/1/18	6,236,000	6,688,110
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,000,000	2,142,500
	Spectrum Brands Escrow Corp.
	6.375%, due 11/15/20 (a)	5,315,000	5,647,188
	6.625%, due 11/15/22 (a)	5,315,000	5,687,050
	Spectrum Brands, Inc.
	6.75%, due 3/15/20	2,195,000	2,365,113
	9.50%, due 6/15/18	37,757,000	41,627,092
			86,249,234
	Housewares 0.2%
	Libbey Glass, Inc. 6.875%, due 5/15/20	17,537,000	18,764,590

	Insurance 1.3%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	18,025,000	18,385,500
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	21,000,000	21,735,000
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	7,345,000	7,813,244
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	17,150,000	17,407,250
	Hub International, Ltd. 8.125%, due 10/15/18 (a)	9,115,000	9,684,687
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	16,890,000	18,712,093
	Onex USI Aquisition Corp. 7.75%, due 1/15/21 (a)	19,260,000	19,356,300
			113,094,074
	Internet 0.5%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	26,020,000	28,426,850
	Equinix, Inc.
	4.875%, due 4/1/20	2,000,000	1,980,000
	5.375%, due 4/1/23	4,700,000	4,664,750
	7.00%, due 7/15/21	2,000,000	2,190,000
	IAC / InterActiveCorp 4.75%, due 12/15/22	4,552,000	4,301,640
			41,563,240
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	9,070,000	10,129,639
	Patriot Merger Corp. 9.00%, due 7/15/21 (a)	5,450,000	5,559,000
			15,688,639
	Iron & Steel 0.6%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,005,720
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	11,020,000	10,929,437
	9.375%, due 6/1/19	7,475,000	8,986,550
	APERAM 7.75%, due 4/1/18 (a)	6,931,000	6,549,795
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	17,247,000	17,764,410
			51,235,912
	Leisure Time 0.8%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	15,291,000	14,832,270
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	56,257,000	58,296,316
			73,128,586
	Lodging 1.4%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	8,209,000	8,763,108
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,613,300
	5.75%, due 7/1/22	32,800,000	34,440,000
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	22,865,000	22,693,512
	Felcor Lodging, L.P. 5.625%, due 3/1/23	2,860,000	2,788,500
	MGM Resorts International 6.625%, due 12/15/21	1,093,000	1,153,115
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	23,801,720	25,051,310
	ROC Finance LLC/ROC Finance 1 Corp. 12.125%, due 9/1/18 (a)	16,630,000	18,958,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	920,000	1,088,580
	7.375%, due 11/15/15	1,490,000	1,683,496
			119,233,121
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,769,294
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	10,485,000	10,904,400
			19,673,694
	Media 3.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	16,260,000	17,235,600
	7.25%, due 10/30/17	5,405,000	5,742,813
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	18,860,000	18,624,250
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	17,875,000	19,975,312
	CSC Holdings LLC
	7.625%, due 7/15/18	14,890,000	17,123,500
	7.875%, due 2/15/18	1,145,000	1,313,888
	DISH DBS Corp.
	4.25%, due 4/1/18 (a)	15,875,000	15,597,188
	4.625%, due 7/15/17	24,720,000	25,029,000
	5.125%, due 5/1/20 (a)	32,550,000	31,980,375
	7.125%, due 2/1/16	3,995,000	4,374,525
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (a)	17,995,000	17,680,087
	7.75%, due 10/15/18	32,338,000	35,167,575
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	33,495,000	33,913,687
	Quebecor Media, Inc.
	5.75%, due 1/15/23	28,340,000	27,702,350
	7.75%, due 3/15/16	22,413,000	22,777,211
	Videotron, Ltd. 5.00%, due 7/15/22	12,525,000	12,399,750
			306,637,111
	Metal Fabricate & Hardware 1.1%
	A. M. Castle & Co. 12.75%, due 12/15/16	34,161,000	39,541,357
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	24,270,000	24,907,088
	8.75%, due 9/1/20	12,109,000	13,274,491
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	16,350,000	16,963,125
			94,686,061
	Mining 1.9%
	Hecla Mining Co. 6.875%, due 5/1/21 (a)	44,170,000	40,305,125
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	25,465,000	28,520,800
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	18,540,000	17,613,000
	7.00%, due 4/15/20 (a)	33,015,000	33,592,762
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,620,438
	8.75%, due 12/15/20	7,350,000	8,103,375
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	24,435,000	22,358,025
			167,113,525
	Miscellaneous - Manufacturing 1.6%
	Actuant Corp. 5.625%, due 6/15/22	9,720,000	9,817,200
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	34,517,000	36,674,312
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (a)	25,440,000	26,394,000
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	12,975,463
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	22,935,700
	SPX Corp.
	6.875%, due 9/1/17	25,425,000	28,285,312
	7.625%, due 12/15/14	5,235,000	5,588,363
			142,670,350
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	23,280,000	24,909,600

	Oil & Gas 8.8%
	Berry Petroleum Co.
	6.75%, due 11/1/20	1,690,000	1,749,150
	10.25%, due 6/1/14	9,915,000	10,410,750
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	5,125,000	5,458,125
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	34,845,000	38,068,163
	9.625%, due 8/1/20	14,000,000	15,470,000
	Chesapeake Energy Corp. 6.50%, due 8/15/17	30,590,000	33,343,100
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19	33,565,000	33,900,650
	Comstock Resources, Inc.
	7.75%, due 4/1/19	10,327,000	10,636,810
	8.375%, due 10/15/17	18,238,000	19,149,900
	9.50%, due 6/15/20	13,700,000	15,001,500
¤	Concho Resources, Inc.
	5.50%, due 10/1/22	9,145,000	9,202,156
	5.50%, due 4/1/23	32,025,000	31,944,937
	6.50%, due 1/15/22	24,386,000	26,093,020
	7.00%, due 1/15/21	10,325,000	11,357,500
	Continental Resources, Inc.
	5.00%, due 9/15/22	24,475,000	24,597,375
	7.125%, due 4/1/21	8,775,000	9,784,125
	7.375%, due 10/1/20	15,775,000	17,510,250
	Denbury Resources, Inc. 8.25%, due 2/15/20	7,978,000	8,775,800
	Frontier Oil Corp. 6.875%, due 11/15/18	8,390,000	8,935,350
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19 (a)	13,250,000	12,455,000
	6.50%, due 5/15/19	20,110,000	19,556,975
	Newfield Exploration Co.
	5.625%, due 7/1/24	17,210,000	17,210,000
	7.125%, due 5/15/18	13,020,000	13,524,525
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	12,296,000
	7.25%, due 2/1/19	18,840,000	20,111,700
	PDC Energy, Inc. 7.75%, due 10/15/22 (a)	14,500,000	15,370,000
	Penn Virginia Corp. 7.25%, due 4/15/19	7,395,000	7,210,125
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	7,865,000	8,612,175
	10.50%, due 8/1/14	3,478,000	3,656,248
	PetroQuest Energy, Inc.
	10.00%, due 9/1/17 (a)	28,280,000	29,128,400
	10.00%, due 9/1/17	35,635,000	36,704,050
	Range Resources Corp.
	5.00%, due 8/15/22	5,600,000	5,656,000
	5.00%, due 3/15/23	16,680,000	16,680,000
	8.00%, due 5/15/19	9,425,000	10,179,000
	Rex Energy Corp. 8.875%, due 12/1/20 (a)	33,935,000	35,207,562
	Rosetta Resources, Inc. 5.625%, due 5/1/21	9,600,000	9,600,000
	SM Energy Co.
	5.00%, due 1/15/24 (a)	18,470,000	18,008,250
	6.50%, due 11/15/21	9,490,000	10,059,400
	6.50%, due 1/1/23	2,535,000	2,687,100
	6.625%, due 2/15/19	17,149,000	18,177,940
	Stone Energy Corp.
	7.50%, due 11/15/22	12,980,000	13,693,900
	8.625%, due 2/1/17	10,470,000	11,124,375
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21 (a)	6,720,000	6,854,400
	W&T Offshore, Inc. 8.50%, due 6/15/19	28,605,000	30,249,788
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	12,970,000	13,748,200
	7.00%, due 2/1/14	27,634,000	28,186,680
	WPX Energy, Inc. 6.00%, due 1/15/22	18,240,000	18,559,200
			775,895,654
	Oil & Gas Services 0.8%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	30,255,000	31,919,025
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	12,375,000	12,993,750
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	25,620,000	27,733,650
			72,646,425
	Packaging & Containers 1.5%
	AEP Industries, Inc. 8.25%, due 4/15/19	20,344,000	21,971,520
	Ball Corp.
	5.00%, due 3/15/22	13,900,000	13,934,750
	6.75%, due 9/15/20	1,630,000	1,764,475
	Greif, Inc. 6.75%, due 2/1/17	170,000	187,850
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,548,300
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (a)	35,895,000	39,484,500
	Silgan Holdings, Inc. 5.00%, due 4/1/20	29,790,000	29,938,950
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	16,207,000	18,070,805
			130,901,150
	Pharmaceuticals 1.8%
	Grifols, Inc. 8.25%, due 2/1/18	36,155,000	39,092,594
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	25,210,000	21,838,162
	Mylan, Inc. 7.875%, due 7/15/20 (a)	9,295,000	10,660,389
	NBTY, Inc. 9.00%, due 10/1/18	13,725,000	15,200,438
	Valeant Pharmaceuticals International
	6.375%, due 10/15/20 (a)	34,484,000	35,604,730
	6.50%, due 7/15/16 (a)	12,471,000	12,907,485
	6.75%, due 10/1/17 (a)	3,947,000	4,164,085
	7.00%, due 10/1/20 (a)	2,548,000	2,700,880
	VPII Escrow Corp. 6.75%, due 8/15/18 (a)	6,530,000	6,889,150
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	4,340,000	4,757,725
			153,815,638
	Pipelines 1.2%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	7,284,000	7,629,990
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,083,527
	9.625%, due 11/1/21	10,349,000	14,584,080
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (a)	22,864,000	23,321,280
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	17,395,000	19,569,375
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	16,000,000	16,160,000
	6.25%, due 6/15/22	1,050,000	1,123,500
	6.75%, due 11/1/20	21,170,000	22,810,675
			108,282,427
	Real Estate 0.8%
	CBRE Services, Inc. 5.00%, due 3/15/23	31,662,000	30,395,520
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	12,210,000	13,186,800
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	26,770,000	26,502,300
			70,084,620
	Real Estate Investment Trusts 1.4%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	18,300,000	19,489,500
	Host Hotels & Resorts, L.P.
	4.75%, due 3/1/23	18,205,000	18,350,840
	5.25%, due 3/15/22	13,645,000	14,213,246
	6.00%, due 10/1/21	21,920,000	23,959,810
	Series Q 6.75%, due 6/1/16	15,949,000	16,176,146
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,430,750
	8.125%, due 11/1/18	9,676,000	10,401,700
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	4,180,394
	7.375%, due 10/1/19	6,670,000	8,052,264
	8.50%, due 1/15/25	4,130,000	5,297,022
			125,551,672
	Retail 3.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	4,032,188
	7.00%, due 5/20/22	9,697,000	10,327,305
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,611,125
	6.50%, due 5/20/21	4,828,000	5,021,120
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	12,783,000	13,150,639
	8.375%, due 11/15/20 (a)	5,500,000	6,132,500
	8.375%, due 11/15/20	37,365,000	41,661,975
	AutoNation, Inc. 6.75%, due 4/15/18	18,661,000	21,203,561
	Cash America International, Inc. 5.75%, due 5/15/18 (a)	23,100,000	22,407,000
	DineEquity, Inc. 9.50%, due 10/30/18	52,380,000	59,058,974
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21	5,070,000	5,152,388
	L Brands, Inc.
	5.625%, due 2/15/22	3,545,000	3,673,506
	6.625%, due 4/1/21	12,715,000	13,986,500
	8.50%, due 6/15/19	3,395,000	4,023,075
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	28,160,000	29,004,800
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,214,637
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	14,460,000	15,689,100
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	13,640,000	14,185,600
	6.875%, due 11/15/19	12,650,000	13,851,750
	Sonic Automotive, Inc.
	5.00%, due 5/15/23	6,626,000	6,394,090
	7.00%, due 7/15/22	11,875,000	12,943,750
			326,725,583
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	10,605,000	11,559,450
	7.125%, due 3/15/21	6,905,000	7,595,500
			19,154,950
	Software 0.0%‡
	Nuance Communications, Inc. 5.375%, due 8/15/20 (a)	1,990,000	1,940,250

	Storage & Warehousing 0.9%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	45,100,000	46,453,000
	10.75%, due 10/15/19 (a)	29,790,000	27,704,700
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,670,650
			78,828,350
	Telecommunications 6.5%
	Crown Castle International Corp.
	5.25%, due 1/15/23	47,085,000	45,319,312
	7.125%, due 11/1/19	21,153,000	22,792,357
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	12,507,000	11,819,115
	Frontier Communications Corp.
	8.25%, due 4/15/17	5,000,000	5,650,000
	9.25%, due 7/1/21	13,800,000	16,008,000
	GCI, Inc.
	6.75%, due 6/1/21	4,855,000	4,563,700
	8.625%, due 11/15/19	22,581,000	23,427,787
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	18,430,000	19,581,875
	7.625%, due 6/15/21	20,475,000	22,164,187
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	948,000	997,770
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23 (a)	2,100,000	2,016,000
	7.25%, due 4/1/19	15,530,000	16,791,813
	7.25%, due 10/15/20	21,420,000	23,187,150
	7.50%, due 4/1/21	13,600,000	14,807,000
	Lynx I Corp. 5.375%, due 4/15/21 (a)	9,000,000	9,112,500
	Lynx II Corp. 6.375%, due 4/15/23 (a)	2,200,000	2,257,750
¤	MetroPCS Wireless, Inc.
	6.25%, due 4/1/21 (a)	22,947,000	23,405,940
	6.625%, due 4/1/23 (a)	61,085,000	62,306,700
	NII International Telecom SCA
	7.875%, due 8/15/19 (a)	5,653,000	5,426,880
	11.375%, due 8/15/19 (a)	7,015,000	7,698,963
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (a)	30,273,000	32,089,380
	8.75%, due 2/1/20 (a)	9,650,000	10,759,750
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	32,049,000	35,253,900
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20	27,640,000	28,261,900
	8.25%, due 8/15/19	9,721,000	10,522,983
	Sprint Capital Corp. 6.875%, due 11/15/28	57,198,000	52,622,160
	Sprint Communications, Inc.
	9.125%, due 3/1/17	11,835,000	13,639,838
	9.25%, due 4/15/22	13,690,000	16,291,100
	tw telecom holdings, Inc. 5.375%, due 10/1/22	3,035,000	3,050,175
	Virgin Media Finance PLC 8.375%, due 10/15/19	15,258,000	16,593,075
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	12,470,000	12,705,421
			571,124,481
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (b)	4,008,504	4,208,929
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	51,149,000	54,217,940
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (a)	37,370,000	39,985,900
			98,412,769
	Trucking & Leasing 0.6%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (a)	17,155,000	19,127,825
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	25,970,000	29,086,400
			48,214,225
	Vitamins & Nutrition Products 0.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	37,029,000	38,232,442

	Total Corporate Bonds (Cost $7,691,766,633)		7,983,860,463

	Loan Assignments & Participations 2.5% (h)
	Auto Manufacturers 0.3%
	Chrysler Group LLC New Term Loan B 4.25%, due 5/24/17	23,204,030	23,556,059

	Auto Parts & Equipment 0.6%
	Exide Technologies, Inc. DIP Second-Out Term Loan 5.68%, due 12/31/14 (c)(d)(i)	49,364,303	48,994,071

	Buildings & Real Estate 0.1%
	Four Seasons Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/27/20	6,000,000	6,067,500
	2nd Lien Term Loan 6.25%, due 12/28/20	3,500,000	3,570,000
			9,637,500
	Finance 0.1%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,960,063	6,029,598

	Finance - Investment Banker/Broker 0.2%
	VFH Parent LLC Refi Term Loan B 5.775%, due 7/8/16	19,651,690	19,782,708

	Finance - Other Services 0.2%
	BATS Global Markets, Inc. Term Loan 7.00%, due 12/14/18	15,725,000	15,764,312

	Healthcare, Education & Childcare 0.2%
	Patheon, Inc. Term Loan 7.25%, due 12/6/18	14,167,938	14,380,456

	Lodging 0.2%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	8,634,750	8,650,940
	New 2nd Lien Term Loan 10.00%, due 10/2/19	14,640,000	13,834,800
			22,485,740
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (c)(e)	18,700,000	18,793,500

	Miscellaneous - Manufacturing 0.2%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	21,663,510	21,717,669

	Personal, Food & Miscellaneous Services 0.2%
	Dunkin' Brands, Inc. Term Loan B3 3.75%, due 2/14/20	5,967,549	5,990,721
	Performance Food Group Co. 2nd Lien Term Loan 6.25%, due 11/29/19	9,500,000	9,405,000
			15,395,721
	Total Loan Assignments & Participations (Cost $212,247,238)		216,537,334

	Yankee Bonds 0.7% (j)
	Forest Products & Paper 0.5%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	37,630,000	41,110,775

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,842,079
	7.75%, due 7/15/37	2,050,000	2,223,483
	8.30%, due 4/15/26	5,395,000	6,367,546
			19,433,108
	Total Yankee Bonds (Cost $49,814,054)		60,543,883
	Total Long-Term Bonds (Cost $7,958,873,814)		8,267,947,784

		Shares	Value
	Common Stocks 1.0%
	Coal 0.2%
¤	Peabody Energy Corp.	1,210,825	20,051,262
	Upstate NY Power Producers (c)(d)(e)(g)	51,473	977,987
			21,029,249
	Entertainment 0.0%‡
	Affinity Gaming LLC (c)(e)(g)	275,000	2,750,000

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (c)(d)(e)(g)	446,020	669,030

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(e)(g)	717,799	6,395,589

	Mining 0.3%
	Goldcorp, Inc.	860,400	24,289,092

	Telecommunications 0.4%
	T-Mobile U.S., Inc. (g)	1,405,728	33,892,102

	Total Common Stocks (Cost $83,355,196)		89,025,062

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	414,600	11,007,630

	Total Preferred Stock (Cost $10,172,918)		11,007,630

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp.

	Expires 5/15/18 (c)(e)(g)	12,510	1,813,950

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/16 (c)(d)(e)(g)	1,141	12
	Unsecured Debt Expires 12/18/39 (c)(d)(e)(g)	1,126	11
			23
	Total Warrants (Cost $3,435)		1,813,973

		Principal Amount
	Short-Term Investment 4.3%
	Repurchase Agreement 4.3%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $380,546,826 (Collateralized by Government Agency securities with rates between 1.96% and 2.14% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $415,150,000 and a Market Value of $388,161,207)	$380,546,721	380,546,721

	Total Short-Term Investment (Cost $380,546,721)		380,546,721

	Total Investments (Cost $8,432,952,084) (k)	99.5%	8,750,341,170
	Other Assets, Less Liabilities	0.5	39,826,985

	Net Assets	100.0%	$8,790,168,155

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Illiquid security - The total market value of these securities as of July 31, 2013, is $156,744,776, which represents 1.8% of the Fund's net assets.
(d)	Fair valued security - The total market value of these securities as of July 31, 2013, is $123,911,076, which represents 1.4% of the Fund's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(i)	Security has additional commitments and contingencies. Principal amount and value excludes unfunded commitments.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of July 31, 2013, cost is $8,442,595,649 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$408,569,915
Gross unrealized depreciation	(100,824,394)
Net unrealized appreciation	$307,745,521

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$924,488	$6,081,616		$7,006,104
Corporate Bonds (c)	—	7,923,067,703	60,792,760		7,983,860,463
Loan Assignments & Participations (d)	—	132,985,451	83,551,883	(e)	216,537,334
Yankee Bonds	—	60,543,883	—		60,543,883
Total Long-Term Bonds	—	8,117,521,525	150,426,259		8,267,947,784
Common Stocks (f)	80,982,456	—	8,042,606		89,025,062
Preferred Stock	11,007,630	—	—		11,007,630
Warrants (g)	1,813,950	—	23		1,813,973
Short-Term Investment
Repurchase Agreement	—	380,546,721	—		380,546,721
Total Investments in Securities	$93,804,036	$8,498,068,246	$158,468,888		$8,750,341,170

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $6,075,462 and $6,154 are held in Electric and Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $389,256, $36,644,254 and $23,759,250 are held in Commercial Services, Entertainment and Food, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $48,994,071 is held in Auto Parts & Equipment, within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $15,764,312 and $18,793,500 of Level 3 securities held in Finance-Other Services and Metal Fabricate & Hardware, respectively, which represents Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(f)	The Level 3 securities valued at $977,987, $669,030 and $6,395,589 are held in Coal, Lodging and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $23 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2013
Long-Term Bonds
Convertible Bonds
Electric	$4,644,000	$-	$-	$711,738	$719,724	(a)	$-		$-	$-	$6,075,462	$711,738
Internet	6,154	-	-	-	-		-		-	-	6,154	-
Corporate Bonds
Auto Parts & Equipment	23,166	-	-	(23,166)	-		-		-	-	-	-
Commercial Services	423,680	-	-	(34,424)	-		-		-	-	389,256	(34,424)
Electric	1,584,413	(453)	(239,981)	453	-		(1,344,432)		-	-	-	-
Entertainment	601,972	20,438	25,416	1,257,453	35,000,000		(261,025)		-	-	36,644,254	1,257,453
Food	24,114,750	-	-	(355,500)	-		-		-	-	23,759,250	(355,500)
Insurance	33,264	-	(11,138,510)	11,105,246	-		-		-	-	-	-
Loan Assignments & Participations
Apparel	10,897,400	3,860	409,892	(413,752)	-		(10,897,400	)(b)	-	-	-	-
Auto Parts & Equipment	-	-	-	1,521,425	47,472,646		-		-	-	48,994,071	1,521,425
Finance	9,311,347	7,242	49,323	(142,604)	-		(9,225,308	)(b)	-	-	-	-
Finance - Other Services	-	86,353	72,924	897,670	15,982,365		(1,275,000	)(b)	-	-	15,764,312	897,670
Lodging	10,820,350	5,377	-	135,427	-		(10,961,154	)(b)	-	-	-	-
Metal, Fabricate & Hardware	18,367,500	48,268	-	886,732	17,858,500		(18,367,500	)(b)	-	-	18,793,500	886,732
Common Stocks
Coal	875,041	-	-	102,946	-		-		-	-	977,987	102,946
Lodging	892,040	-	-	(223,010)	-		-		-	-	669,030	(233,010)
Media	155,074	-	(5,770,382)	5,615,308	-		-		-	-	-	-
Metal, Fabricate & Hardware	4,263,726	-	-	2,131,863	-		-		-	-	6,395,589	2,131,863
Warrants
Media	23	-	-	-	-		-		-	-	23	-
Total	$87,013,900	$171,085	$(16,591,318)	$23,173,805	$117,033,235		$(52,331,819)		$-	$-	$158,468,888	$6,886,893

(a)	Purchases include securities received from a restructure.
(b)	Sales include principal reductions.

As of July 31, 2013, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost		7/31/2013 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750		$2,750,000	0.0	%‡
Corporate Bond 9.00%, due 5/15/18	6/28/12-4/4/13	37,760,000	38,402,716		40,120,000	0.5
ASG Corp.
Warrant Expires 5/15/18	4/30/10	12,510	-		1,813,950	0.0	‡
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/29/01	$61,533,853	0	(a)	6,154	0.0	‡
ION Media Networks, Inc.
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1,126	3,435		11	0.0	‡
Warrant, Second Lien, Expires 12/18/39	12/20/10	1,141	-		12	0.0	‡
Majestic Star Casino LLC Membership Units
Common Stock	12/1/11	446,020	892,040		669,030	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,757		6,395,589	0.1
Neenah Foundry Co. Term Loan
Loan Assignments & Participations 6.75%, due 4/26/17	5/10/13	$18,700,000	17,906,768		18,793,500	0.2
Quebecor World, Inc. (Litigation Recovery Trust—Escrow Shares)
Corporate Bond 6.50%	1/23/08	$460,000	-		6,762	0.0	‡
Corporate Bond 9.75%	9/3/09	$26,020,000	-		382,494	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/12-6/15/13	$4,132,968	4,159,724		6,075,462	0.1
Sterling Entertainment Enterprise, LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000		36,225,000	0.4
TreeHouse Foods, Inc.
Corporate Bond 6.03%, due 9/30/13	2/22/10-2/24/10	$23,700,000	23,344,500		23,759,250	0.3
Upstate NY Power Producers
Common Stock	5/11/99-2/28/11	51,473	875,042		977,987	0.0	‡
Total			$129,757,732		$137,975,201	1.6%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Income Builder Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.0%†
	Asset-Backed Securities 1.4%
	Home Equity 1.3%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)(b)	$97,536	$96,880
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.25%, due 10/25/36 (b)(c)	454,944	389,223
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)(b)	235,539	240,894
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)(b)	55,051	56,180
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)(b)	203,751	202,230
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.26%, due 5/25/37 (b)(c)	1,186,529	959,906
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.82%, due 2/25/34 (a)(b)	485,496	504,267
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)(b)	265,758	269,446
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)(b)	388,942	372,594
	GSAA Home Equity Trust Series 2006-14, Class A1 0.24%, due 9/25/36 (b)(c)	6,570,210	3,131,815
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.29%, due 4/25/37 (b)(c)	341,349	288,141
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.29%, due 3/25/47 (b)(c)	1,036,967	722,063
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.24%, due 11/25/36 (b)(c)	864,185	349,330
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.30%, due 3/25/37 (b)(c)	3,512,651	2,329,874
	RAMP Trust
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)(b)	125,708	130,692
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)(c)	77,358	75,694
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)(c)	96,834	99,429
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.393%, due 6/25/33 (a)(b)	96,707	101,479
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.30%, due 1/25/37 (b)(c)	1,408,790	814,130
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.30%, due 9/25/37 (b)(c)	980,336	592,230
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)(b)	112,782	116,886
			11,843,383
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.593%, due 5/25/29 (c)	1,052,182	964,297

	Total Asset-Backed Securities (Cost $14,343,158)		12,807,680

	Corporate Bonds 35.9%
	Aerospace & Defense 0.5%
	B/E Aerospace, Inc.
	5.25%, due 4/1/22	540,000	556,875
	6.875%, due 10/1/20	1,805,000	1,962,938
	TransDigm, Inc. 7.50%, due 7/15/21 (d)	1,600,000	1,696,000
			4,215,813
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	311,268

	Airlines 1.0%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	1,898,529	2,164,323
	7.875%, due 1/2/20	1,304,839	1,396,178
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,306,325	1,394,502
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,450,577	2,609,864
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18	912,145	1,037,565
			8,602,432
	Auto Manufacturers 0.7%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,100,000	2,336,250
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,681,203
	7.45%, due 7/16/31	450,000	554,872
	8.90%, due 1/15/32	215,000	281,530
	Navistar International Corp. 8.25%, due 11/1/21	1,525,000	1,559,312
			6,413,167
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	2,200,000	2,236,835
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	625,000	653,906
	8.25%, due 8/15/20	1,200,000	1,338,000
			4,228,741
	Banks 3.0%
	AgriBank FCB 9.125%, due 7/15/19	300,000	390,012
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (d)	2,260,000	2,098,975
	Bank of America Corp.
	5.625%, due 7/1/20	1,200,000	1,345,548
	6.50%, due 8/1/16	135,000	152,979
	7.625%, due 6/1/19	1,015,000	1,239,048
	8.00%, due 12/29/49 (c)	1,500,000	1,661,250
	Bank of America NA 6.00%, due 10/15/36	990,000	1,121,271
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,985,000	2,109,062
	CIT Group, Inc.
	4.25%, due 8/15/17	100,000	102,250
	5.00%, due 5/15/17	1,745,000	1,840,975
	Citigroup, Inc.
	6.875%, due 6/1/25	1,715,000	1,983,730
	8.50%, due 5/22/19	85,000	108,445
	Discover Bank 8.70%, due 11/18/19	1,064,000	1,361,830
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,045,000	2,915,527
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	126,516
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (c)	3,300,000	3,671,250
	LBG Capital No.1 PLC 8.00%, due 12/29/49 (c)(d)	1,550,000	1,569,147
	Morgan Stanley 4.875%, due 11/1/22	1,125,000	1,127,550
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	800,000	907,377
	Wells Fargo & Co. 7.98%, due 3/29/49 (c)	1,200,000	1,347,000
			27,179,742
	Building Materials 0.7%
	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,859,325
	9.75%, due 1/15/18	1,330,000	1,537,812
			6,397,137
	Chemicals 1.0%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,658,379
	8.55%, due 5/15/19	225,000	289,515
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,735,000	1,774,038
	Huntsman International LLC 8.625%, due 3/15/21	2,900,000	3,269,750
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,525,000	1,547,875
			8,539,557
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	943,250
	6.25%, due 6/1/21	110,000	91,850
			1,035,100
	Commercial Services 0.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19	2,640,000	2,884,200
	Hertz Corp. (The)
	5.875%, due 10/15/20	450,000	474,750
	7.375%, due 1/15/21	2,700,000	2,970,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75% (d)(e)(f)(g)	110,000	1,617
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,625,000	1,791,562
			8,122,129
	Computers 0.5%
	NCR Corp. 5.00%, due 7/15/22	2,730,000	2,641,275
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,100,000	1,141,250
	7.375%, due 11/15/18	700,000	742,000
	7.625%, due 11/15/20	200,000	217,000
			4,741,525
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,850,000	1,882,375

	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	226,500
	GE Capital Trust II 5.50%, due 9/15/67 (c)	€2,240,000	3,056,331
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (c)	£760,000	1,205,865
			4,488,696
	Electric 1.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$2,200,000	2,035,000
	CMS Energy Corp.
	5.05%, due 3/15/22	735,000	800,596
	6.25%, due 2/1/20	195,000	226,583
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,563,000	1,691,947
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)	1,130,000	1,235,915
	Puget Energy, Inc. 5.625%, due 7/15/22	815,000	878,368
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (c)	1,554,717	1,636,340
			8,504,749
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	1,760,000	1,654,400

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	1,370,000	1,370,000
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	120,000	125,100
			1,495,100
	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,800,000	1,730,518
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	350,000	388,114
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (d)	325,000	317,688
			2,436,320
	Finance - Consumer Loans 0.7%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (c)	2,400,000	2,448,000
	SLM Corp. 6.25%, due 1/25/16	1,700,000	1,810,500
	Springleaf Finance Corp. 6.90%, due 12/15/17	1,765,000	1,773,825
			6,032,325
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (c)	1,600,000	1,708,000
	Discover Financial Services 3.85%, due 11/21/22	1,491,000	1,424,164
			3,132,164
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	722,000	730,712
	6.45%, due 6/8/27	1,000,000	1,033,056
			1,763,768
	Finance - Leasing Companies 0.3%
	Kerry Group Financial Services 3.20%, due 4/9/23 (d)	2,899,000	2,682,682

	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	1,200,000	1,318,432

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	2,085,000	2,202,281

	Food 1.2%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,640,000	1,687,329
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	675,000	710,437
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	480,000	508,800
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,425,000
	Post Holdings, Inc. 7.375%, due 2/15/22 (d)	2,495,000	2,675,887
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	575,000	608,063
	7.75%, due 7/1/17	925,000	1,044,094
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,700,000	1,368,500
			11,028,110

	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,400,000	1,505,000

	Health Care - Products 0.4%
	Alere, Inc. 7.25%, due 7/1/18 (d)	1,850,000	2,007,250
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	1,300,000	1,430,000
			3,437,250
	Health Care - Services 0.7%
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	1,775,000	1,810,500
	CIGNA Corp. 4.375%, due 12/15/20	270,000	287,128
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (d)	1,985,000	2,094,175
	HCA, Inc. 8.00%, due 10/1/18	1,825,000	2,103,312
			6,295,115
	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	215,000	261,390

	Home Builders 1.6%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23 (d)	1,875,000	1,931,250
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	5,435,000	5,856,212
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,907,633
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,575,000	1,732,500
	Standard Pacific Corp. 8.375%, due 5/15/18	2,000,000	2,315,000
			14,742,595
	Household Products & Wares 0.2%
	ACCO Brands Corp. 6.75%, due 4/30/20	1,134,000	1,163,768
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	260,000	280,800
			1,444,568
	Insurance 3.2%
	Allstate Corp. (The) 6.50%, due 5/15/67 (c)	3,790,000	4,083,725
	American International Group, Inc.
	4.875%, due 3/15/67 (c)	€1,300,000	1,618,783
	Series A2 5.75%, due 3/15/67 (c)	£700,000	1,004,177
	Chubb Corp. (The) 6.375%, due 3/29/67 (c)	$1,660,000	1,796,950
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,100,000	4,739,502
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	436,406
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)	1,760,000	2,046,000
	10.75%, due 6/15/88 (c)(d)	750,000	1,143,750
	Oil Insurance, Ltd. 3.256%, due 12/29/49 (c)(d)	1,320,000	1,195,469
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (d)	2,575,000	3,309,869
	Progressive Corp. (The) 6.70%, due 6/15/67 (c)	3,700,000	4,033,000
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (c)(d)	1,350,000	1,414,125
	XL Group PLC Series E 6.50%, due 12/29/49 (c)	2,120,000	2,082,900
			28,904,656
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (d)	2,300,000	2,533,468

	Iron & Steel 0.6%
	AK Steel Corp. 8.75%, due 12/1/18 (d)	1,900,000	2,014,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	745,000	718,716
	5.90%, due 3/15/20	1,085,000	1,064,989
	Vale S.A. 5.625%, due 9/11/42	1,545,000	1,327,328
			5,125,033

	Lodging 1.8%
	Caesars Entertainment Operating Co., Inc.
	9.00%, due 2/15/20 (d)	180,000	168,300
	9.00%, due 2/15/20	180,000	181,138
	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (d)	2,525,000	2,378,050
¤	MGM Resorts International
	6.75%, due 10/1/20	8,531,000	9,074,851
	8.625%, due 2/1/19	80,000	92,700
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	265,000	313,559
	7.15%, due 12/1/19	1,900,000	2,315,283
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	1,500,000	1,687,500
			16,211,381
	Media 0.8%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	1,555,000	1,453,925
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	335,000	268,000
	6.875%, due 6/15/18	2,070,000	1,614,600
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,533,000
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	182,579
	Time Warner Cable, Inc.
	8.25%, due 2/14/14	340,000	353,503
	8.75%, due 2/14/19	800,000	947,866
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	389,726
			6,743,199

	Mining 0.9%
	Aleris International, Inc. 7.875%, due 11/1/20	1,900,000	1,985,500
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	250,000	315,258
	FMG Resources August 2006 Pty., Ltd. 8.25%, due 11/1/19 (d)	2,000,000	2,110,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,695,418
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,690,000	1,766,050
			7,872,226
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	3,500,000	3,718,750
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	300,000	350,343
			4,069,093
	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15	300,000	313,768

	Oil & Gas 3.1%
	Berry Petroleum Co. 6.375%, due 9/15/22	1,490,000	1,519,800
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,350,000	2,549,750
	Denbury Resources, Inc. 6.375%, due 8/15/21	485,000	509,250
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,825,000	1,871,142
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,850,000	2,099,750
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (d)	1,460,000	1,423,500
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,437,600
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	1,345,000	269,000
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	2,610,000	2,350,605
	Plains Exploration & Production Co. 6.125%, due 6/15/19	1,700,000	1,820,970
	Rosneft Finance S.A. 7.25%, due 2/2/20 (d)	1,270,000	1,450,975
	Samson Investment Co. 10.00%, due 2/15/20 (d)	1,820,000	1,929,200
	SM Energy Co. 5.00%, due 1/15/24 (d)	1,970,000	1,920,750
	Swift Energy Co. 7.875%, due 3/1/22	1,875,000	1,856,250
			28,008,542
	Oil & Gas Services 0.6%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	2,520,000	2,545,200
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21 (d)	1,300,000	1,248,000
	5.875%, due 4/1/20	1,700,000	1,729,750
			5,522,950
	Pharmaceuticals 0.4%
	Perrigo Co. 2.95%, due 5/15/23	2,505,000	2,363,134
	VPII Escrow Corp. 7.50%, due 7/15/21 (d)	1,500,000	1,608,750
			3,971,884
	Pipelines 2.2%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	2,745,000	2,607,750
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (d)	1,850,000	1,887,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	1,455,000	1,513,618
	7.60%, due 2/1/24 (d)	650,000	802,049
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	1,975,000	1,994,750
	6.25%, due 6/15/22	91,000	97,370
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	332,238
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,450,000	1,592,866
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,265,000	1,366,200
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)	2,165,000	1,986,388
	5.25%, due 5/1/23 (d)	4,240,000	4,176,400
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,900,000	1,750,462
			20,107,091

	Real Estate Investment Trusts 0.1%
	Health Care REIT, Inc. 4.70%, due 9/15/17	290,000	317,252
	ProLogis, L.P. 7.375%, due 10/30/19	195,000	237,097
			554,349
	Retail 0.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	740,000	786,250
	7.00%, due 5/20/22	1,400,000	1,491,000
	Brinker International, Inc. 2.60%, due 5/15/18	1,885,000	1,864,776
	CVS Caremark Corp. 5.789%, due 1/10/26 (d)(f)	243,828	265,047
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,750,000	1,772,335
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	398,270
			6,577,678
	Semiconductors 0.2%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)	400,000	386,000
	9.25%, due 4/15/18 (d)	1,600,000	1,734,000
			2,120,000
	Software 0.7%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,485,000	1,641,008
	First Data Corp.
	7.375%, due 6/15/19 (d)	2,535,000	2,661,750
	8.875%, due 8/15/20 (d)	1,635,000	1,790,325
			6,093,083
	Telecommunications 1.7%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,140,000	2,112,820
	CommScope, Inc. 8.25%, due 1/15/19 (d)	3,485,000	3,824,788
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,500,000	1,554,024
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,200,000	1,299,000
	SBA Tower Trust 4.254%, due 4/15/40 (d)	2,650,000	2,739,949
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,900,000	1,828,750
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,915,000	1,851,575
	5.462%, due 2/16/21	395,000	411,779
			15,622,685
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,130,000	2,220,525
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	375,000	393,750
	PHI, Inc. 8.625%, due 10/15/18	1,475,000	1,541,375
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (d)	1,750,000	1,640,625
			5,796,275
	Total Corporate Bonds (Cost $312,646,951)		322,241,292

	Foreign Bonds 0.9%
	Banks 0.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£1,186,000	2,370,413
	Canada Square Operations Ltd. 7.50%, due 5/15/49 (c)	1,035,000	1,558,749
			3,929,162
	Diversified Financial Services 0.3%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (c)	€1,700,000	2,205,055

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (c)	1,250,000	1,737,769

	Total Foreign Bonds (Cost $7,340,201)		7,871,986

	Loan Assignments & Participations 1.0% (h)
	Aerospace & Defense 0.2%
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19	$2,000,000	1,999,000

	Automobile 0.3%
	Allison Transmission, Inc. Term Loan B2 3.20%, due 8/7/17	2,847,341	2,854,459

	Media 0.4%
	Clear Channel Communications, Inc.
	Term Loan B 3.836%, due 1/29/16	497,303	465,462
	Term Loan D 6.936%, due 1/30/19	1,466,831	1,350,219
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	1,500,000	1,497,084
			3,312,765
	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	1,091,750	1,099,392

	Total Loan Assignments & Participations (Cost $9,242,155)		9,265,616

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.622%, due 4/10/49 (i)	400,000	448,940
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.42%, due 12/25/36 (c)(d)(e)	267,490	215,171
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW12, Class AAB 5.69%, due 9/11/38 (i)	115,345	115,334
	Series 2007-PW16, Class A4 5.713%, due 6/11/40 (i)	400,000	451,910
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.135%, due 12/10/49 (i)	200,000	227,949
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.218%, due 7/15/44 (i)	1,000,000	1,069,259
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	337,878	344,312
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	948,212
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	530,275
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	513,430
	Series 2007-LD12, Class A3 5.928%, due 2/15/51 (i)	500,000	518,042
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	553,938
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	398,183	417,480
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	504,105
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.86%, due 8/12/49 (i)	407,130	418,081
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	383,036	392,513
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	500,000	546,805
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	280,000	313,554
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	548,334
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.377%, due 11/25/36 (i)	726,990	595,457
			9,673,101
	Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (c)(d)(e)	646,612	544,770

	Total Mortgage-Backed Securities (Cost $9,582,497)		10,217,871

	U.S. Government & Federal Agencies 1.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16	12,834	13,619
	6.50%, due 2/1/27	156	173
	6.50%, due 5/1/29	35,962	41,205
	6.50%, due 6/1/29	15,742	17,507
	6.50%, due 7/1/29	63,398	72,126
	6.50%, due 8/1/29	13,646	15,626
	6.50%, due 9/1/29	1,888	2,164
	6.50%, due 6/1/32	9,252	10,545
	6.50%, due 1/1/37	7,080	7,971
	7.00%, due 3/1/26	298	345
	7.00%, due 9/1/26	9,421	10,944
	7.00%, due 7/1/32	26,486	30,768
	7.50%, due 1/1/16	1,390	1,453
	7.50%, due 5/1/32	9,463	10,829
			235,275
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	5,687	6,057
	4.50%, due 3/1/21	14,761	15,725
	6.00%, due 4/1/19	1,975	2,156
	7.00%, due 10/1/37	2,023	2,264
	7.00%, due 11/1/37	28,388	33,063
	7.50%, due 10/1/15	10,798	11,277
			70,542
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	9,171	9,896
	5.50%, due 9/15/35	37,941	41,526
	6.50%, due 4/15/29	42	47
	6.50%, due 5/15/29	443	480
	6.50%, due 8/15/29	27	30
	6.50%, due 10/15/31	5,419	6,106
	7.00%, due 9/15/23	939	966
	7.00%, due 7/15/25	1,743	1,749
	7.00%, due 12/15/25	4,280	4,959
	7.00%, due 11/15/27	13,693	15,965
	7.00%, due 12/15/27	60,655	70,719
	7.00%, due 6/15/28	4,566	5,338
	7.50%, due 3/15/26	3,308	3,320
	7.50%, due 6/15/26	483	549
	7.50%, due 10/15/30	27,901	31,912
	8.00%, due 9/15/26	146	149
	8.00%, due 10/15/26	8,880	10,157
	8.50%, due 11/15/26	22,506	23,149
			227,017
¤	United States Treasury Bonds 1.2%
	2.875%, due 5/15/43	7,455,000	6,415,959
	3.125%, due 2/15/43	4,366,000	3,964,874
	4.375%, due 5/15/40	475,000	543,652
			10,924,485
	United States Treasury Notes 0.3%
	0.25%, due 12/15/15	1,435,000	1,429,283
	1.25%, due 3/15/14	235,000	236,680
	1.375%, due 6/30/18	185,000	185,116
	3.625%, due 8/15/19	385,000	427,470
			2,278,549
	Total U.S. Government & Federal Agencies (Cost $13,959,415)		13,735,868

	Yankee Bond 0.2% (j)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	1,530,000	1,478,318

	Total Yankee Bond (Cost $1,546,040)		1,478,318

	Total Long-Term Bonds (Cost $368,660,417)		377,618,631

		Shares
	Common Stocks 49.7%
	Aerospace & Defense 1.7%
¤	BAE Systems PLC	1,078,810	7,317,844
¤	Lockheed Martin Corp.	65,860	7,911,103
			15,228,947
	Agriculture 4.0%
	Altria Group, Inc.	187,048	6,557,903
	British American Tobacco PLC	65,177	3,476,218
	Imperial Tobacco Group PLC	199,240	6,686,252
	Lorillard, Inc.	145,500	6,188,115
	Philip Morris International, Inc.	62,213	5,548,155
	Reynolds American, Inc.	143,450	7,090,733
			35,547,376
	Auto Manufacturers 1.1%
¤	Daimler A.G.	116,620	8,101,692
	Ford Motor Co.	125,000	2,110,000
			10,211,692
	Banks 1.6%
	Citigroup, Inc.	41,000	2,137,740
	Commonwealth Bank of Australia	38,570	2,572,759
	Svenska Handelsbanken AB Class A	57,370	2,605,267
	Wells Fargo & Co.	83,530	3,633,555
	Westpac Banking Corp.	114,976	3,192,363
			14,141,684
	Beverages 1.1%
	Anheuser-Busch InBev N.V.	32,597	3,138,789
	Coca-Cola Co. (The)	56,680	2,271,734
	Diageo PLC, Sponsored ADR	18,570	2,327,378
	PepsiCo., Inc.	30,540	2,551,312
			10,289,213
	Building Materials 0.2%
	U.S. Concrete, Inc. (e)(g)	83,147	1,426,803

	Chemicals 1.9%
	BASF S.E.	65,404	5,800,100
	Dow Chemical Co. (The)	99,410	3,483,326
	E.I. du Pont de Nemours & Co.	65,176	3,760,003
	Yara International ASA	81,850	3,675,250
			16,718,679
	Commercial Services 0.8%
	Automatic Data Processing, Inc.	39,020	2,812,952
	R.R. Donnelley & Sons Co.	222,190	4,219,388
			7,032,340
	Computers 0.4%
	Apple, Inc.	7,580	3,429,950

	Electric 6.1%
	Ameren Corp.	96,860	3,468,557
	CMS Energy Corp.	124,200	3,476,358
	Dominion Resources, Inc.	54,630	3,240,105
	Duke Energy Corp.	94,793	6,730,303
	Electricite de France S.A.	145,050	4,255,893
	Integrys Energy Group, Inc.	52,580	3,302,024
¤	PPL Corp.	236,890	7,525,995
	SCANA Corp.	48,198	2,501,958
	Southern Co.	89,960	4,033,806
	SSE PLC	250,170	5,993,996
	TECO Energy, Inc.	230,450	4,072,052
	Terna S.p.A.	1,446,740	6,447,646
			55,048,693
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	55,093	3,381,057

	Electronics 0.4%
	Honeywell International, Inc.	45,690	3,791,356

	Engineering & Construction 0.8%
¤	Vinci S.A.	136,115	7,350,060

	Entertainment 0.4%
	Regal Entertainment Group Class A	190,510	3,591,114

	Environmental Controls 0.5%
	Waste Management, Inc.	115,250	4,843,958

	Finance - Other Services 0.6%
	CME Group, Inc.	70,240	5,196,355

	Food 0.7%
	Nestle S.A. Registered	60,615	4,106,716
	WM Morrison Supermarkets PLC	580,950	2,554,980
			6,661,696
	Food Services 0.3%
	Compass Group PLC	181,110	2,474,113

	Gas 1.8%
	Centrica PLC	913,310	5,432,449
¤	National Grid PLC	604,580	7,233,578
	Vectren Corp.	88,140	3,262,943
			15,928,970
	Household Products & Wares 0.7%
	Kimberly-Clark Corp.	65,865	6,507,462

	Insurance 1.6%
	Arthur J. Gallagher & Co.	61,990	2,751,116
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	31,670	6,286,121
	SCOR SE	172,250	5,505,395
			14,542,632
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(f)(g)	20,068	3

	Machinery - Diversified 0.3%
	Deere & Co.	28,940	2,404,046

	Media 2.0%
	Comcast Corp. Class A	87,000	3,750,570
	Dex Media, Inc. (g)	464	6,914
	Pearson PLC	233,460	4,794,540
	Shaw Communications, Inc.	183,670	4,565,373
	Time Warner, Inc.	70,480	4,388,085
			17,505,482
	Mining 0.3%
	BHP Billiton, Ltd.	79,420	2,472,833

	Miscellaneous - Manufacturing 0.3%
	Orkla ASA	346,390	2,682,218

	Oil & Gas 2.8%
	ConocoPhillips	94,110	6,103,974
	Diamond Offshore Drilling, Inc.	83,300	5,617,752
¤	Royal Dutch Shell PLC, ADR	105,800	7,231,430
	Total S.A.	119,578	6,379,131
			25,332,287
	Pharmaceuticals 4.9%
	AbbVie, Inc.	138,850	6,314,898
	AstraZeneca PLC, Sponsored ADR	127,390	6,461,221
	Bristol-Myers Squibb Co.	49,365	2,134,543
	GlaxoSmithKline PLC	277,060	7,097,683
	Johnson & Johnson	41,527	3,882,774
	Merck & Co., Inc.	69,099	3,328,499
	Novartis A.G.	62,670	4,510,046
	Roche Holding A.G., Genusscheine	26,380	6,499,152
	Sanofi	37,430	3,992,064
			44,220,880
	Pipelines 1.3%
	Enterprise Products Partners, L.P.	58,290	3,615,729
	Kinder Morgan Energy Partners, L.P.	61,300	5,057,863
	MarkWest Energy Partners, L.P.	43,400	3,047,114
			11,720,706
	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc.	48,660	3,138,083

	Retail 0.4%
	McDonald's Corp.	32,592	3,196,623

	Semiconductors 1.0%
	KLA-Tencor Corp.	61,760	3,620,989
	Microchip Technology, Inc.	136,110	5,409,011
			9,030,000
	Software 0.3%
	Microsoft Corp.	79,873	2,542,358

	Telecommunications 6.7%
	AT&T, Inc.	129,897	4,581,467
	BCE, Inc.	174,000	7,208,354
	CenturyLink, Inc.	184,761	6,623,682
	Deutsche Telekom A.G.	443,930	5,402,646
	Philippine Long Distance Telephone Co., Sponsored ADR	34,420	2,425,921
	Rogers Communications, Inc. Class B	81,240	3,246,120
	Swisscom A.G.	16,060	7,175,763
	Telstra Corp., Ltd.	1,065,490	4,779,000
	Verizon Communications, Inc.	139,804	6,917,502
	Vivendi S.A.	197,173	4,212,683
¤	Vodafone Group PLC	2,606,807	7,832,072
			60,405,210
	Toys, Games & Hobbies 0.6%
	Mattel, Inc.	117,760	4,949,453

	Transportation 0.5%
	Deutsche Post A.G. Registered	172,400	4,832,453

	Water 0.9%
	Severn Trent PLC	117,990	3,182,399
	United Utilities Group PLC	449,220	4,930,558
			8,112,957
	Total Common Stocks (Cost $362,442,596)		445,889,742

	Preferred Stock 0.3%
	Insurance 0.3%
	MetLife, Inc. 6.50%	87,700	2,209,163

	Total Preferred Stock (Cost $2,075,166)		2,209,163

		Number of Warrants
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (e)(f)(g)(k)	6	0	(l)
	Unsecured Debt Expires 12/31/49 (e)(f)(g)(k)	6	0	(l)
	Total Warrants (Cost $21)		0	(l)

		Principal Amount
	Short-Term Investment 6.0%
	Repurchase Agreement 6.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $53,466,749 (Collateralized by Federal Home Loan Mortgage Corp. securities with a rates of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $59,345,000 and a Market Value of $54,540,667)	$53,466,734	53,466,734
	Total Short-Term Investment (Cost $53,466,734)		53,466,734
	Total Investments (Cost $786,644,934) (o)	98.0%	879,184,270
	Other Assets, Less Liabilities	2.0	17,539,666
	Net Assets	100.0%	$896,723,936

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts 0.7%
	Standard & Poor's 500 Index Mini September 2013 (n)	2,015	$4,931,712
	Total Futures Contracts Long (Settlement Value $169,310,375)		4,931,712

		Contracts Short
	United States Treasury Notes September 2013 (5 Year) (n)	(457)	$952,131
	Total Futures Contracts Short (Settlement Value $(55,464,805))		952,131
	Total Futures Contracts (Settlement Value $113,845,570)		$5,883,843

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2013 is $11,843,383, which represents 1.3% of the Fund's net assets.
(c)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security -The total market value of these securities as of July 31, 2013, is $2,188,364, which represents 0.2% of the Fund's net assets.
(f)	Fair valued security - The total market value of these securities as of July 31, 2013, is $266,667, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(i)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(n)	As of July 31, 2013, cash in the amount of $7,463,800 is on deposit with the broker for futures transactions.
(o)	As of July 31, 2013, cost is $785,196,541 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$104,190,080
Gross unrealized depreciation	(10,202,351)
Net unrealized appreciation	$93,987,729

-The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling
ADR	-American Depositary Receipt

As of July 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	EUR	39,999,000	USD	53,635,259	USD	413,908
Pound Sterling vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	GBP	22,433,000		35,096,989		981,850
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	1,395,758

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$12,807,680	$—		$12,807,680
Corporate Bonds (b)	—	321,974,628	266,664		322,241,292
Foreign Bonds	—	7,871,986	—		7,871,986
Loan Assignments & Participations	—	9,265,616	—		9,265,616
Mortgage-Backed Securities	—	10,217,871	—		10,217,871
U.S. Government & Federal Agencies	—	13,735,868	—		13,735,868
Yankee Bond	—	1,478,318	—		1,478,318
Total Long-Term Bonds	—	377,351,967	266,664		377,618,631
Common Stocks (c)	445,889,739	—	3		445,889,742
Preferred Stock	2,209,163	—	—		2,209,163
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	53,466,734	—		53,466,734
Total Investments in Securities	448,098,902	430,818,701	266,667		879,184,270
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	1,395,758	—		1,395,758
Futures Contracts Long (e)	4,931,712	—	—		4,931,712
Futures Contracts Short (e)	952,131	—	—		952,131
Total Other Financial Instruments	5,883,843	1,395,758	—		7,279,601
Total Investments in Securities and Other Financial Instruments	$453,982,745	$432,214,459	$266,667		$886,463,871

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $1,617 and $265,047 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c) The Level 3 security valued at $3 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.

(d) The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.

(e) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2013, securities with a total value of $544,253 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of July 31, 2013. As of October 31, 2012, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,760		$-	$-	$(143)	$-	$-	$-	$-	$1,617		$(143)
Retail	284,193		(195)	(195)	(8,594)	-	(10,162)	-	-	265,047		(7,581)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	544,253		-	-	-	-	-	-	(544,253)	-		-
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$830,209		$(195)	$(195)	$(8,737)	$-	$(10,162)	$-	$(544,253)	$266,667		$(7,724)

(a) Less than one dollar.

As of July 31, 2013, the Fund held the following restricted securities:

	Date(s) of	Number of		7/31/13		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrants, Second Lien, Expires 12/12/39	12/20/10	6	$-	$0	(a)	0.0	%‡
Warrants, Unsecured Debt, Expires 12/31/49	3/12/10	6	21	0	(a)	0.0	‡
Total		12	$21	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay International Equity Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Brazil 2.7%
	Cia. Hering (Specialty Retail)	277,500	$3,722,138
	Cielo S.A. (IT Services)	202,080	4,981,690
			8,703,828

	Canada 3.1%
	Open Text Corp. (Software)	142,773	10,069,780

	China 4.1%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	67,945	8,989,803
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,378,200	3,980,566
			12,970,369

	Czech Republic 1.5%
	Komercni Banka A.S. (Commercial Banks)	24,880	4,847,254

	Denmark 4.0%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	107,977	6,311,864
	FLSmidth & Co. A/S (Construction & Engineering)	139,112	6,607,774
			12,919,638

	France 8.1%
	Bureau Veritas S.A. (Professional Services)	244,920	7,269,251
¤	Essilor International S.A. (Health Care Equipment & Supplies)	90,606	10,137,219
	Technip S.A. (Energy Equipment & Services)	75,827	8,367,700
			25,774,170

	Germany 15.3%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	116,869	13,028,944
	Brenntag A.G. (Trading Companies & Distributors)	41,576	6,830,862
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	146,078	9,247,423
¤	Linde A.G. (Chemicals)	59,230	11,409,751
	United Internet A.G. (Internet Software & Services)	141,217	4,614,038
	Wirecard A.G. (IT Services)	129,615	4,000,452
			49,131,470

	Hong Kong 1.5%
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	1,710,900	4,687,790

	India 3.4%
	Genpact, Ltd. (IT Services)	167,012	3,405,375
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	283,825	3,734,232
	Infosys, Ltd., Sponsored ADR (IT Services)	74,909	3,721,479
			10,861,086

	Indonesia 1.0%
	Media Nusantara Citra Tbk PT (Media)	10,124,000	3,053,700

	Ireland 2.9%
	ICON PLC (Life Sciences Tools & Services) (a)	105,404	4,133,945
	Shire PLC (Pharmaceuticals)	141,769	5,180,300
			9,314,245

	Israel 5.2%
	Check Point Software Technologies, Ltd. (Software) (a)	165,957	9,345,039
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	187,832	7,456,930
			16,801,969

	Italy 2.3%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	176,165	7,419,872

	Japan 3.3%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	43,900	4,017,404
	Sysmex Corp. (Health Care Equipment & Supplies)	103,300	6,678,470
			10,695,874

	Spain 5.0%
¤	Grifols S.A. (Biotechnology)	376,455	15,880,902

	Sweden 4.4%
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	307,473	13,962,859

	Switzerland 1.9%
	Syngenta A.G. (Chemicals)	15,461	6,136,285

	Thailand 2.0%
	Kasikornbank PCL (Commercial Banks)	1,088,300	6,501,984

	United Kingdom 23.4%
¤	Aggreko PLC (Commercial Services & Supplies)	387,634	10,496,453
¤	Experian PLC (Professional Services)	614,462	11,525,474
¤	Intertek Group PLC (Professional Services)	221,245	10,181,213
¤	Johnson Matthey PLC (Chemicals)	260,481	11,233,881
	Petrofac, Ltd. (Energy Equipment & Services)	434,934	8,687,379
¤	SABMiller PLC (Beverages)	227,524	11,146,826
	Standard Chartered PLC (Commercial Banks)	320,912	7,442,418
	Telecity Group PLC (Internet Software & Services)	315,240	4,263,279
			74,976,923

	United States 2.6%
	ResMed, Inc. (Health Care Equipment & Supplies)	173,588	8,271,468

	Total Common Stocks (Cost $257,978,782)		312,981,466

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $2,842,188 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $3,110,000 and a Market Value of $2,901,574) (Capital Markets)	$2,842,188	2,842,188

	Total Short-Term Investment (Cost $2,842,188)		2,842,188

	Total Investments (Cost $260,820,970) (b)	98.6%	315,823,654
	Other Assets, Less Liabilities	1.4	4,534,710
	Net Assets	100.0%	$320,358,364

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $261,885,728 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$65,478,395
Gross unrealized depreciation	(11,540,469)
Net unrealized appreciation	$53,937,926

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$312,981,466	$—	$—	$312,981,466
Short-Term Investment
Repurchase Agreement	—	2,842,188	—	2,842,188
Total Investments in Securities	$312,981,466	$2,842,188	$—	$315,823,654

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments  July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 3.5%
	Precision Castparts Corp.	1,426,200	$316,217,064
	United Technologies Corp.	3,098,600	327,119,202
			643,336,266

	Airlines 1.0%
	Delta Air Lines, Inc. (a)	8,964,500	190,316,335

	Auto Components 1.4%
	BorgWarner, Inc. (a)	2,605,400	248,633,322

	Biotechnology 9.1%
	Alexion Pharmaceuticals, Inc. (a)	1,768,700	205,576,001
	Amgen, Inc.	2,613,000	282,961,770
	Biogen Idec, Inc. (a)	1,594,900	347,895,537
¤	Celgene Corp. (a)	3,191,200	468,659,632
	Gilead Sciences, Inc. (a)	5,573,000	342,460,850
			1,647,553,790
	Capital Markets 3.2%
	BlackRock, Inc.	1,077,700	303,868,292
	Morgan Stanley	10,336,400	281,253,444
			585,121,736
	Chemicals 4.1%
	Ecolab, Inc.	2,150,600	198,156,284
¤	Monsanto Co.	5,457,122	539,054,511
			737,210,795
	Communications Equipment 2.0%
	F5 Networks, Inc. (a)	1,425,300	125,084,328
	QUALCOMM, Inc.	3,641,700	235,071,735
			360,156,063
	Computers & Peripherals 3.6%
¤	Apple, Inc.	1,422,035	643,470,837

	Consumer Finance 1.2%
	American Express Co.	2,930,300	216,168,231

	Diversified Financial Services 1.0%
	JPMorgan Chase & Co.	3,276,000	182,571,480

	Energy Equipment & Services 0.9%
	FMC Technologies, Inc. (a)	3,091,000	164,750,300

	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	1,557,100	182,632,259
	CVS Caremark Corp.	4,131,300	254,033,637
			436,665,896
	Health Care Equipment & Supplies 1.2%
	Abbott Laboratories	5,811,900	212,889,897

	Health Care Providers & Services 2.0%
	Express Scripts Holding Co. (a)	2,791,900	183,009,045
	UnitedHealth Group, Inc.	2,505,000	182,489,250
			365,498,295
	Health Care Technology 1.5%
	athenahealth, Inc. (a)	812,500	90,959,375
	Cerner Corp. (a)	3,520,700	172,514,300
			263,473,675
	Hotels, Restaurants & Leisure 2.4%
	Starbucks Corp.	4,100,600	292,126,744
	Yum! Brands, Inc.	2,012,900	146,780,668
			438,907,412
	Industrial Conglomerates 2.8%
¤	Danaher Corp.	7,456,200	502,100,508

	Internet & Catalog Retail 6.3%
¤	Amazon.com, Inc. (a)	1,863,800	561,413,836
¤	Priceline.com, Inc. (a)	656,410	574,798,545
			1,136,212,381
	Internet Software & Services 8.3%
	eBay, Inc. (a)	6,767,000	349,786,230
	Equinix, Inc. (a)	793,945	142,394,036
	Facebook, Inc. Class A (a)	7,919,900	291,689,917
¤	Google, Inc. Class A (a)	803,995	713,625,962
			1,497,496,145
	IT Services 6.2%
	Cognizant Technology Solutions Corp. Class A (a)	2,748,100	198,934,959
	MasterCard, Inc. Class A	448,960	274,139,466
¤	Visa, Inc. Class A	3,630,600	642,652,506
			1,115,726,931
	Media 5.5%
	CBS Corp. Class B	4,424,400	233,785,296
	Liberty Global PLC Class A (a)	1,715,700	139,177,584
	Sirius XM Radio, Inc.	53,940,400	201,197,692
	Twenty-First Century Fox, Inc.	7,854,500	234,692,460
	Walt Disney Co. (The)	2,998,400	193,846,560
			1,002,699,592
	Multiline Retail 1.5%
	Dollar General Corp. (a)	5,017,900	274,328,593

	Oil, Gas & Consumable Fuels 4.1%
	Cabot Oil & Gas Corp.	2,358,700	178,836,634
	Noble Energy, Inc.	3,160,300	197,487,147
	Pioneer Natural Resources Co.	1,080,500	167,218,180
	Range Resources Corp.	2,510,700	198,596,370
			742,138,331
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	2,808,900	184,404,285

	Pharmaceuticals 2.7%
	Sanofi, Sponsored ADR	5,218,200	268,632,936
	Zoetis, Inc.	7,664,400	228,475,764
			497,108,700
	Real Estate Investment Trusts 1.5%
	American Tower Corp.	3,754,900	265,809,371

	Road & Rail 4.2%
¤	Union Pacific Corp.	4,763,600	755,459,324

	Semiconductors & Semiconductor Equipment 2.0%
	Arm Holdings PLC, Sponsored ADR	4,494,800	180,466,220
	NXP Semiconductors N.V. (a)	5,592,400	182,591,860
			363,058,080
	Software 2.6%
¤	Salesforce.com, Inc. (a)	10,583,000	463,006,250

	Specialty Retail 4.9%
	Best Buy Co., Inc.	6,752,300	203,176,707
	Home Depot, Inc. (The)	3,391,400	268,022,342
	Ross Stores, Inc.	2,844,200	191,898,174
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,268,800	228,921,920
			892,019,143
	Textiles, Apparel & Luxury Goods 2.2%
	Lululemon Athletica, Inc. (a)	1,880,800	130,847,256
	Ralph Lauren Corp.	1,469,900	267,609,994
			398,457,250

	Trading Companies & Distributors 1.1%
	W.W. Grainger, Inc.	732,300	191,965,122

	Wireless Telecommunication Services 1.2%
	SBA Communications Corp. Class A (a)	3,060,000	226,715,400

	Total Common Stocks
	(Cost $12,853,020,477)		17,845,429,736

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $165,793,784 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $180,475,000 and a Market Value of $169,111,031)	$165,793,738	165,793,738

	Total Short-Term Investment
	(Cost $165,793,738)		165,793,738

	Total Investments
	(Cost $13,018,814,215) (b)	99.5%	18,011,223,474
	Other Assets, Less Liabilities	0.5	85,539,339

	Net Assets	100.0%	$18,096,762,813

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $13,052,383,417 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,053,760,938
Gross unrealized depreciation	(94,920,881)
Net unrealized appreciation	$4,958,840,057

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$17,845,429,736	$—	$—	$17,845,429,736
Short-Term Investment
Repurchase Agreement	—	165,793,738	—	165,793,738
Total Investments in Securities	$17,845,429,736	$165,793,738	$—	$18,011,223,474

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.1% †
	Aerospace & Defense 3.4%
	Boeing Co. (The)	231,170	$24,295,967
	GenCorp, Inc. (a)	181,004	3,169,380
	Honeywell International, Inc.	392,002	32,528,326
	Northrop Grumman Corp.	43,488	4,003,505
	Orbital Sciences Corp. (a)	156,400	2,899,656
	Raytheon Co.	52,150	3,746,456
	United Technologies Corp.	23,650	2,496,731
			73,140,021
	Auto Components 1.7%
	Bridgestone Corp.	214,100	7,609,723
	Johnson Controls, Inc.	717,240	28,840,221
			36,449,944
	Automobiles 1.3%
	Ford Motor Co.	1,226,600	20,705,008
	Nissan Motor Co., Ltd.	800,650	8,398,198
			29,103,206
	Beverages 1.6%
	Coca-Cola Co. (The)	433,190	17,362,255
	PepsiCo., Inc.	202,322	16,901,980
			34,264,235
	Biotechnology 0.7%
	Alkermes PLC (a)	72,400	2,431,192
	Celgene Corp. (a)	85,500	12,556,530
			14,987,722
	Capital Markets 2.1%
	Ameriprise Financial, Inc.	46,820	4,166,980
	Bank of New York Mellon Corp.	112,125	3,526,331
	Goldman Sachs Group, Inc. (The)	49,054	8,046,328
	ICG Group, Inc. (a)	17,800	215,914
	Julius Baer Group, Ltd. (a)	211,050	9,587,273
	State Street Corp.	299,434	20,861,567
			46,404,393
	Chemicals 3.8%
	Akzo Nobel N.V.	114,233	6,953,380
	E.I. du Pont de Nemours & Co.	365,050	21,059,735
¤	Monsanto Co.	446,294	44,084,921
	Mosaic Co. (The)	275,030	11,300,983
			83,399,019
	Commercial Banks 4.2%
	BB&T Corp.	299,200	10,678,448
	DBS Group Holdings, Ltd.	781,550	10,270,201
	DnB NOR ASA	426,900	7,110,412
	Lloyds Banking Group PLC (a)	8,559,950	8,916,045
	PNC Financial Services Group, Inc.	347,000	26,389,350
	Popular, Inc. (a)	46,237	1,521,197
	U.S. Bancorp	319,500	11,923,740
	Wells Fargo & Co.	326,124	14,186,394
			90,995,787
	Commercial Services & Supplies 0.8%
	ADT Corp. (The) (a)	86,594	3,470,687
	Covanta Holding Corp.	256,953	5,347,192
	Tyco International, Ltd.	169,189	5,889,469
	Waste Management, Inc.	55,700	2,341,071
			17,048,419
	Communications Equipment 1.1%
	Cisco Systems, Inc.	887,050	22,664,128
	Infinera Corp. (a)	126,651	1,381,762
			24,045,890
	Computers & Peripherals 1.7%
	Apple, Inc.	70,715	31,998,538
	Dell, Inc.	24,238	307,095
	SanDisk Corp. (a)	95,601	5,269,527
			37,575,160
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	638,300	488,050
	Jacobs Engineering Group, Inc. (a)	128,721	7,620,283
			8,108,333
	Consumer Finance 3.4%
	American Express Co.	379,350	27,984,649
	Capital One Financial Corp.	466,650	32,208,183
	Discover Financial Services	259,805	12,862,946
			73,055,778
	Containers & Packaging 0.1%
	MeadWestvaco Corp.	80,405	2,970,965

	Diversified Consumer Services 0.3%
	Outerwall, Inc. (a)	118,067	6,523,202

	Diversified Financial Services 3.6%
	Bank of America Corp.	384,054	5,607,188
	Citigroup, Inc.	583,355	30,416,130
	JPMorgan Chase & Co.	634,572	35,364,698
	Leucadia National Corp.	224,756	6,030,203
			77,418,219
	Diversified Telecommunication Services 1.4%
	AT&T, Inc.	293,210	10,341,517
	BCE, Inc.	148,850	6,146,017
	Nippon Telegraph & Telephone Corp.	247,800	12,489,970
	Verizon Communications, Inc.	48,800	2,414,624
			31,392,128
	Electric Utilities 1.6%
	Duke Energy Corp.	212,881	15,114,551
	Exelon Corp.	644,500	19,715,255
			34,829,806
	Electrical Equipment 0.9%
	ABB, Ltd. (a)	366,700	8,099,139
	Rockwell Automation, Inc.	107,338	10,395,685
			18,494,824
	Electronic Equipment & Instruments 0.7%
	Corning, Inc.	195,550	2,970,404
	TE Connectivity, Ltd.	255,541	13,042,813
			16,013,217
	Energy Equipment & Services 1.5%
	Baker Hughes, Inc.	48,822	2,315,627
	Exterran Holdings, Inc. (a)	71,843	2,281,015
	Halliburton Co.	403,050	18,213,830
	Schlumberger, Ltd.	106,644	8,673,357
	Weatherford International, Ltd. (a)	103,051	1,438,592
			32,922,421
	Food & Staples Retailing 2.7%
¤	CVS Caremark Corp.	593,376	36,486,690
	Wal-Mart Stores, Inc.	177,320	13,820,321
	Walgreen Co.	189,090	9,501,772
			59,808,783
	Food Products 0.3%
	Archer-Daniels-Midland Co.	37,963	1,384,510
	Bunge, Ltd.	54,190	4,118,982
	Mondelez International, Inc. Class A	62,200	1,944,994
			7,448,486
	Gas Utilities 0.2%
	National Fuel Gas Co.	77,735	5,039,560

	Health Care Equipment & Supplies 4.5%
	Abbott Laboratories	133,827	4,902,083
¤	Baxter International, Inc.	553,918	40,458,171
	Covidien PLC	583,019	35,931,461
	Medtronic, Inc.	163,296	9,020,471
	Smith & Nephew PLC	564,000	6,730,894
			97,043,080
	Health Care Providers & Services 2.1%
	Aetna, Inc.	395,580	25,384,369
	Fresenius SE & Co. KGaA	51,700	6,525,759
	McKesson Corp.	107,500	13,185,950
	SunLink Health Systems, Inc. (a)	48,768	37,015
			45,133,093
	Hotels, Restaurants & Leisure 2.2%
¤	McDonald's Corp.	377,380	37,013,430
	Starwood Hotels & Resorts Worldwide, Inc.	153,591	10,160,045
			47,173,475
	Household Products 0.5%
	Colgate-Palmolive Co.	53,500	3,203,045
	Procter & Gamble Co. (The)	103,850	8,339,155
			11,542,200
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	218,450	2,717,518

	Industrial Conglomerates 3.6%
	3M Co.	69,964	8,215,873
¤	General Electric Co.	2,575,633	62,768,176
	Siemens A.G.	71,500	7,829,328
			78,813,377
	Insurance 3.6%
	Allstate Corp. (The)	172,209	8,779,215
	American International Group, Inc. (a)	85,945	3,911,357
	Aon PLC	99,940	6,745,950
	Berkshire Hathaway, Inc. Class B (a)	24,249	2,809,732
	Chubb Corp. (The)	76,956	6,656,694
	Marsh & McLennan Cos., Inc.	70,669	2,958,911
	MetLife, Inc.	202,261	9,793,478
	Tokio Marine Holdings, Inc.	193,400	6,192,513
	Travelers Companies, Inc. (The)	282,829	23,630,363
	W.R. Berkley Corp.	181,158	7,675,664
			79,153,877
	Internet & Catalog Retail 0.7%
	Liberty Interactive Corp. Class A (a)	550,690	13,469,877
	Liberty Ventures (a)	24,997	2,242,731
			15,712,608
	Internet Software & Services 2.6%
	eBay, Inc. (a)	397,315	20,537,212
	Google, Inc. Class A (a)	24,710	21,932,596
	VeriSign, Inc. (a)	261,720	12,520,685
	Yahoo!, Inc. (a)	61,000	1,713,490
			56,703,983
	IT Services 1.2%
	Automatic Data Processing, Inc.	130,419	9,401,906
	International Business Machines Corp.	81,599	15,915,069
			25,316,975
	Machinery 0.8%
	Caterpillar, Inc.	116,350	9,646,578
	Vallourec S.A.	127,894	7,549,279
			17,195,857
	Media 7.9%
	Cablevision Systems Corp. Class A	269,998	5,046,263
	Comcast Corp. Class A	190,960	8,608,477
	DIRECTV (a)	55,965	3,540,906
¤	Liberty Media Corp. - Class A (a)	326,959	46,993,817
	Madison Square Garden Co. Class A (a)	165,820	9,778,405
	Sirius XM Radio, Inc.	556,700	2,076,491
	Starz Class A (a)	265,922	6,001,859
	Time Warner Cable, Inc.	15,445	1,761,811
¤	Time Warner, Inc.	676,130	42,095,854
	Viacom, Inc. Class B	484,000	35,220,680
	Walt Disney Co. (The)	40,743	2,634,035
	Wolters Kluwer N.V.	356,250	8,599,589
			172,358,187
	Metals & Mining 0.2%
	ThyssenKrupp A.G. (a)	216,300	4,704,789

	Multi-Utilities 0.1%
	Dominion Resources, Inc.	38,600	2,289,366

	Multiline Retail 0.3%
	J.C. Penney Co., Inc. (a)	135,297	1,975,336
	Target Corp.	59,090	4,210,163
			6,185,499
	Oil, Gas & Consumable Fuels 10.7%
	Anadarko Petroleum Corp.	139,734	12,369,254
	Apache Corp.	129,309	10,377,047
	BP PLC	938,300	6,488,198
	Chesapeake Energy Corp.	194,124	4,523,089
	Chevron Corp.	77,819	9,796,634
	ConocoPhillips	147,976	9,597,723
	Devon Energy Corp.	195,321	10,744,608
	Encana Corp.	772,900	13,541,208
	ENI S.p.A.	621,150	13,725,620
	EOG Resources, Inc.	72,629	10,566,793
¤	Exxon Mobil Corp.	455,550	42,707,812
	Hess Corp.	118,911	8,854,113
	Marathon Oil Corp.	585,774	21,298,743
	Marathon Petroleum Corp.	214,783	15,750,037
	Phillips 66	69,153	4,252,910
	Southwestern Energy Co. (a)	463,700	17,986,923
	Spectra Energy Corp.	455,975	16,410,540
	Williams Cos., Inc. (The)	125,681	4,294,520
			233,285,772
	Pharmaceuticals 6.8%
	AbbVie, Inc.	133,827	6,086,452
	Bayer A.G.	89,050	10,348,149
	Hospira, Inc. (a)	128,024	5,210,577
	Johnson & Johnson	367,850	34,393,975
	Mallinckrodt PLC (a)	21,327	978,696
	Merck & Co., Inc.	130,726	6,297,071
	Novartis A.G.	143,550	10,330,574
¤	Pfizer, Inc.	1,913,100	55,919,913
	Sanofi	133,400	14,227,663
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	78,450	3,114,465
			146,907,535
	Real Estate Investment Trusts 1.1%
	HCP, Inc.	222,785	9,773,578
	UDR, Inc.	462,869	11,590,240
	Weyerhaeuser Co.	81,845	2,324,398
			23,688,216
	Real Estate Management & Development 0.3%
	Mitsubishi Estate Co., Ltd.	274,200	6,976,123
	St. Joe Co. (The) (a)	20,606	467,344
			7,443,467
	Road & Rail 0.8%
	Celadon Group, Inc.	109,474	2,201,522
	CSX Corp.	210,426	5,220,669
	Union Pacific Corp.	65,375	10,367,821
			17,790,012
	Semiconductors & Semiconductor Equipment 1.8%
	Intel Corp.	285,070	6,642,131
	Texas Instruments, Inc.	836,300	32,782,960
			39,425,091
	Software 2.2%
	Microsoft Corp.	519,413	16,532,916
	Oracle Corp.	124,968	4,042,715
	SAP A.G.	107,400	7,899,811
	Symantec Corp.	698,000	18,622,640
			47,098,082
	Specialty Retail 1.2%
	Home Depot, Inc. (The)	128,723	10,172,979
	Lowe's Companies, Inc.	341,362	15,217,918
			25,390,897
	Tobacco 0.1%
	Philip Morris International, Inc.	18,460	1,646,263

	Trading Companies & Distributors 0.3%
	Mitsubishi Corp.	345,750	6,317,503

	Wireless Telecommunication Services 1.9%
	Shin Corp. PCL	881,500	2,450,176
¤	Vodafone Group PLC, Sponsored ADR	1,280,000	38,336,000
			40,786,176
	Total Common Stocks (Cost $1,534,471,503)		2,113,262,416

		Principal Amount	Value
	Long-Term Bonds 0.1%
	Convertible Bonds 0.1%
	Diversified Consumer Services 0.1%
	Outerwall, Inc. 4.00%, due 9/1/14	$900,000	1,229,625

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	300	300

	Total Convertible Bonds (Cost $890,320)		1,229,925

	Total Long-Term Bonds (Cost $890,320)		1,229,925

	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $53,758,281 (Collateralized by Federal Home Loan Mortgage Corp. securities with rates between 1.96% and 2.00% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $59,810,000 and a Market Value of $54,845,448)	53,758,267	53,758,267

	Total Short-Term Investment (Cost $53,758,267)		53,758,267

	Total Investments (Cost $1,589,120,090) (b)	99.7%	2,168,250,608
	Other Assets, Less Liabilities	0.3	6,829,382

	Net Assets	100.0%	$2,175,079,990

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $1,601,803,542 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$607,164,758
Gross unrealized depreciation	(40,717,692)
Net unrealized appreciation	$566,447,066

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,113,262,416	$—	$—	$2,113,262,416
Long-Term Bonds
Convertible Bonds	—	1,229,925	—	1,229,925
Short-Term Investment
Repurchase Agreement	—	53,758,267	—	53,758,267
Total Investments in Securities	$2,113,262,416	$54,988,192	$—	$2,168,250,608

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and July 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 101.6%†
Certificates of Deposit 9.3%
Bank of Montreal 0.14%, due 8/13/13	$9,820,000	$9,820,000
Bank of Nova Scotia 0.08%, due 8/5/13	9,820,000	9,820,000
Royal Bank of Canada
0.271%, due 4/15/14 (a)	3,925,000	3,925,000
0.32%, due 1/30/14 (a)	3,775,000	3,775,000
Toronto-Dominion Bank (The) 0.241%, due 11/15/13 (a)	4,600,000	4,600,000
Toronto-Dominion Holdings U.S.A., Inc. 0.266%, due 10/21/13 (a)	3,835,000	3,835,000
Wells Fargo Bank NA 0.245%, due 3/7/14 (a)	4,000,000	4,000,000
		39,775,000
Financial Company Commercial Paper 14.2%
Bank of Nova Scotia 0.03%, due 8/6/13 (b)	4,000,000	3,999,984
Glaxosmithkline Finance PLC 0.10%, due 8/15/13 (b)(c)	5,885,000	5,884,771
John Deere Bank SA
0.07%, due 8/15/13 (b)(c)	5,945,000	5,944,838
0.08%, due 8/9/13 (b)(c)	5,915,000	5,914,895
JPMorgan Chase & Co. 0.348%, due 1/16/14 (a)(b)	3,800,000	3,800,000
National Rural Utilities Cooperative Finance Corp.
0.10%, due 8/1/13 (b)	1,965,000	1,965,000
0.10%, due 8/8/13 (b)	3,945,000	3,944,923
0.10%, due 8/15/13 (b)	3,650,000	3,649,858
Nationwide Life Insurance Co.
0.15%, due 8/6/13 (b)(c)	3,930,000	3,929,918
0.17%, due 8/12/13 (b)(c)	3,925,000	3,924,796
Toronto-Dominion Holdings U.S.A., Inc. 0.075%, due 8/26/13 (b)(c)	5,870,000	5,869,694
U.S. Bank NA 0.13%, due 8/12/13 (b)	11,770,000	11,770,000
		60,598,677
Government Agency Debt 2.6%
Federal Home Loan Bank 0.035%, due 9/25/13 (b)	5,890,000	5,889,685
Federal Home Loan Mortgage Corp. 0.035%, due 8/20/13 (b)	5,000,000	4,999,908
		10,889,593
Other Commercial Paper 42.5%
Air Products & Chemicals, Inc.
0.09%, due 8/14/13 (b)(c)	5,920,000	5,919,808
0.10%, due 8/16/13 (b)(c)	5,915,000	5,914,753
American Honda Finance Corp. 0.115%, due 10/28/13 (b)	10,395,000	10,392,078
BHP Billiton Finance (U.S.A) Ltd. 0.09%, due 8/1/13 (b)(c)	9,860,000	9,860,000
Bristol-Myers Squibb Co. (zero coupon), due 8/5/13 (b)(c)	5,945,000	5,944,954
Dover Corp. 0.075%, due 8/7/13 (b)(c)	7,855,000	7,854,902
E.I. du Pont de Nemours & Co. 0.10%, due 8/26/13 (b)(c)	9,190,000	9,189,362
Emerson Electric Co. 0.06%, due 8/8/13 (b)(c)	12,000,000	11,999,860
Florida Power & Light Co. 0.16%, due 8/21/13 (b)	9,705,000	9,704,137
General Electric Co. 0.05%, due 8/5/13 (b)	10,000,000	9,999,944
Henkel of America, Inc.
0.11%, due 8/7/13 (b)(c)	3,840,000	3,839,930
0.13%, due 8/7/13 (b)(c)	5,770,000	5,769,875
Kimberly-Clark Worldwide, Inc. 0.05%, due 8/20/13 (b)(c)	2,775,000	2,774,927
NSTAR Electric Co.
0.13%, due 8/7/13 (b)	5,520,000	5,519,880
0.13%, due 8/14/13 (b)	5,945,000	5,944,721
Parker Hannifin Corp. 0.12%, due 8/8/13 (b)(c)	9,640,000	9,639,775
Province of Ontario Canada
0.08%, due 8/28/13 (b)	5,945,000	5,944,643
0.10%, due 8/6/13 (b)	5,895,000	5,894,918
Roche Holdings, Inc. 0.09%, due 8/9/13 (b)(c)	5,500,000	5,499,890
Rockwell Collins, Inc.
0.09%, due 8/2/13 (b)(c)	2,955,000	2,954,993
0.09%, due 9/24/13 (b)(c)	7,858,000	7,856,939
Sanofi 0.10%, due 9/16/13 (b)(c)	7,535,000	7,534,037
Southern Co. (The) 0.16%, due 8/9/13 (b)(c)	7,850,000	7,849,721
Southern Co. Funding Corp. 0.18%, due 8/9/13 (b)(c)	5,895,000	5,894,764
Toyota Motor Credit Corp. 0.10%, due 8/29/13 (b)	11,585,000	11,584,099
		181,282,910
Other Notes 14.1%
American Honda Finance Corp. 0.305%, due 11/8/13 (a)(c)	3,805,000	3,805,000
ARI Fleet Lease Trust Series 2013-A, Class A1 0.26%, due 4/15/14 (c)	1,638,426	1,638,426
CCG Receivables Trust Series 2013-1, Class A1 0.37%, due 4/14/14 (c)	1,856,784	1,856,784
Coca-Cola Co. (The) 0.223%, due 3/14/14 (a)	3,805,000	3,805,440
E.I. du Pont de Nemours & Co. 0.693%, due 3/25/14 (a)	3,695,000	3,706,289
Enterprise Fleet Financing LLC Series 2013-1, Class A1 0.26%, due 3/20/14 (c)	1,544,932	1,544,932
Fifth Third Auto Trust Series 2013-A, Class A1 0.22%, due 4/15/14	990,525	990,525
GE Equipment Transportation LLC Series 2013-1, Class A1 0.26%, due 3/24/14	931,084	931,084
Great America Leasing Receivables Series 2013-1, Class A1 0.24%, due 2/18/14 (c)	1,582,078	1,582,078
Hyundai Auto Lease Securitization Trust 0.23%, due 3/17/14 (c)	565,295	565,295
Hyundai Auto Receivables Trust Series 2013-B, Class A1 0.28%, due 7/15/14	3,850,000	3,850,000
Inter-American Development Bank 0.055%, due 9/18/13	7,800,000	7,799,428
John Deere Owner Trust Series 2013-A, Class A1 0.25%, due 5/2/14	2,058,951	2,058,951
Mercedes-Benz Auto Lease Trust Series 2013-A, Class A1 0.27%, due 5/15/14	1,178,657	1,178,657
MetLife Institutional Funding II
0.339%, due 1/10/14 (a)(c)	3,750,000	3,750,000
0.374%, due 9/12/13 (a)(c)	3,765,000	3,765,000
National Rural Utilities Cooperative Finance Corp. 0.346%, due 2/18/14 (a)	3,800,000	3,800,000
Nissan Auto Lease Trust Series 2013-A, Class A1 0.23%, due 6/16/14	2,860,534	2,860,534
Northern Trust Corp. 5.50%, due 8/15/13	1,185,000	1,187,331
Procter & Gamble Co. (The) 0.175%, due 2/14/14 (a)	3,790,000	3,789,226
SMART Trust Series 2013-1US, Class A1 0.23%, due 1/14/14	886,615	886,615
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A1 0.20%, due 3/20/14	1,090,526	1,090,526
Volvo Financial Equipment LLC Series 2013-1A, Class A1 0.26%, due 4/15/14 (c)	1,427,081	1,427,081
World Omni Auto Receivables Trust Series 2013-A, Class A1 0.23%, due 6/16/14	2,217,184	2,217,184
		60,086,386
Treasury Debt 8.9%
U.S. Treasury Notes
0.125%, due 8/31/13	3,630,000	3,629,712
0.125%, due 9/30/13	3,795,000	3,794,479
0.125%, due 12/31/13	3,790,000	3,789,229
0.25%, due 10/31/13	3,835,000	3,835,322
0.25%, due 11/30/13	3,800,000	3,800,319
0.25%, due 1/31/14	3,790,000	3,791,242
0.25%, due 2/28/14	3,795,000	3,796,521
0.25%, due 3/31/14	3,840,000	3,843,018
0.25%, due 4/30/14	3,865,000	3,867,885
0.25%, due 5/31/14	3,835,000	3,837,968
		37,985,695
Treasury Repurchase Agreements 10.0%
Bank of America N.A. 0.05%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $10,000,014 (Collateralized by United States Treasury Notes with rates of 0.75% and maturity dates between 6/30/17 and 3/31/18, with a Principal Amount of $10,343,300 and a Market Value of $10,200,098)	10,000,000	10,000,000
Deutsche Bank Securities, Inc. 0.08%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $22,561,050 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 5/15/23, with a Principal Amount of $24,734,200 and a Market Value of $23,012,222)	22,561,000	22,561,000
TD Securities LLC 0.05%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $10,000,014 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 9/30/17, with a Principal Amount of $10,385,300 and a Market Value of $10,200,061)	10,000,000	10,000,000
		42,561,000
Total Short-Term Investments (Amortized Cost $433,179,261) (d)	101.6%	433,179,261

Other Assets, Less Liabilities	(1.6)	(7,002,057)
Net Assets	100.0%	$426,177,204

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(b)	Interest rate presented is yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$39,775,000	$—	$39,775,000
Financial Company Commercial Paper	—	60,598,677	—	60,598,677
Government Agency Debt	—	10,889,593	—	10,889,593
Other Commercial Paper	—	181,282,910	—	181,282,910
Other Notes	—	60,086,386	—	60,086,386
Treasury Debt	—	37,985,695	—	37,985,695
Treasury Repurchase Agreements	—	42,561,000	—	42,561,000
Total Investments in Securities	$—	$433,179,261	$—	$433,179,261

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.1% †
	Alabama 0.4%
	Alabama Water Pollution Control Authority, Revenue Bonds Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,550,000	$1,533,973
	Jefferson County, Alabama, Revenue Bonds Insured: FSA 5.50%, due 1/1/21	2,380,000	2,376,287
			3,910,260
	Arizona 1.1%
	Salt Verde Financial Corp., Revenue Bonds 5.00%, due 12/1/37	10,000,000	9,587,800

	California 23.3%
	Alum Rock Union Elementary School District, Election, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,149,622
¤	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: FGIC, NATL-RE 4.75%, due 9/1/33	16,390,000	16,413,438
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,286,090
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	2,500,000	2,463,275
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,733,986
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,403,620
	California Infrastructure & Economic Development Bank, California Independent System Operator Corp., Revenue Bonds Series A 5.50%, due 2/1/30	5,400,000	5,640,138
	California State Municipal Finance Authority, Centro De Salud De La, Revenue Bonds 5.00%, due 3/1/33	2,485,000	2,529,407
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,520,000	1,524,256
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,525,454
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	2,837,475
	6.25%, due 11/1/34	4,000,000	4,624,600
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	1,990,000	2,035,352
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,516,492
	Ceres Unified School District, Unlimited General Obligation
	Series A (zero coupon), due 8/1/37	4,150,000	861,084
	Series A (zero coupon), due 8/1/46	8,000,000	847,120
	Series A (zero coupon), due 8/1/49	9,000,000	752,670
	Chabot-Las Positas Community College District 2016 Crossover, Unlimited General Obligation 5.00%, due 8/1/31	10,000,000	10,325,900
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	4,031,076
	Series C (zero coupon), due 8/1/36	15,500,000	3,952,810
	Foothill-Eastern Transportation Corridor Agency Toll Road, Revenue Bonds
	(zero coupon), due 1/15/24	10,000,000	5,276,000
	(zero coupon), due 1/15/34	9,600,000	2,563,584
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds (zero coupon), due 1/15/31	13,000,000	4,285,060
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	1,837,980
	Series G (zero coupon), due 8/1/33	10,000,000	2,846,100
	Series G (zero coupon), due 8/1/41	23,485,000	3,804,335
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A, Insured: AGC, FGIC 5.00%, due 6/1/35	9,000,000	9,011,070
	Series A, Insured: AGC 5.00%, due 6/1/45	10,400,000	10,077,288
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	2,828,375
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,472,730
	Imperial Community College District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/29	2,865,000	2,989,456
	Lompoc Valley Medical Center, Santa Barbara County, Unlimited General Obligation 4.00%, due 8/1/36	4,245,000	3,516,388
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	6,129,980
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	2,880,000	2,943,072
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	3,500,000	4,054,400
	Oakland Unified School District, Election 2000, Unlimited General Obligation Insured: NATL-RE 4.50%, due 8/1/30	10,000,000	9,090,000
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,110,435
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	9,075,000	9,209,401
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	4,879,557
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,400,533
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,289,440
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,015,740
	San Buenaventura Public Facilities Financing Authority, Revenue Bonds Series B 5.00%, due 7/1/35	3,000,000	3,064,830
	San Diego County Regional Airport Authority, Revenue Bonds Series B 5.00%, due 7/1/30 (a)	1,000,000	1,022,730
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 1/15/36	10,000,000	2,403,800
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,042,512
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	2,233,507
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: FGIC, NATL-RE 4.55%, due 9/1/30	11,995,000	11,921,351
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	7,500,000	7,594,275
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	3,774,645
			208,142,439
	Colorado 0.5%
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,196,560
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,708,240
			4,904,800
	Connecticut 0.5%
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,625,350
	Series A 5.00%, due 4/1/29	1,250,000	1,354,988
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	295,277
			4,275,615
	District of Columbia 2.7%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,063,237
	5.00%, due 6/1/42	3,500,000	3,136,770
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/33	1,000,000	1,035,470
	6.00%, due 7/1/43	1,000,000	1,025,110
	6.00%, due 7/1/48	1,450,000	1,472,678
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	525,000	543,249
	5.00%, due 6/1/28	1,445,000	1,483,524
	District of Columbia, Unlimited General Obligation Series A, Insured:BHAC, FGIC 4.75%, due 6/1/36	4,000,000	4,010,880
	Metropolitan Washington Airports Authority, Revenue Bonds Series A 5.00%, due 10/1/32 (a)	6,005,000	6,071,415
	Metropolitan Washington District of Columbia Airports Authority, First Senior Lien, Revenue Bonds Series A 5.00%, due 10/1/39	4,000,000	4,054,800
			23,897,133
	Florida 4.3%
	Citizens Property Insurance Corp., Revenue Bonds Series A-1 5.25%, due 6/1/17	3,500,000	3,952,830
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	14,272,350
	County of Miami-Dade FL Transit System Sales Surtax Revenue, Sales Tax, Revenue Bonds 5.00%, due 7/1/42	3,230,000	3,273,928
¤	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds Series A 5.00%, due 10/1/31	14,900,000	15,106,663
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,890,612
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	58,396
			38,554,779
	Georgia 1.7%
	Atlanta, Georgia Airport Passenger Facility Charge, Revenue Bonds Series J, Insured: AGM 5.00%, due 1/1/34	3,500,000	3,591,525
	Atlanta, Georgia Water & Wastewater, Revenue Bonds Series A 6.25%, due 11/1/39	4,125,000	4,743,667
	Bulloch County Development Authority, Southern Housing Foundation, Revenue Bonds Insured: AGM 5.00%, due 7/1/37	1,475,000	1,491,874
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,768,255
	Tift County Hospital Authority, Anticipation Certificates, Revenue Bonds 5.00%, due 12/1/38	4,000,000	3,999,720
			15,595,041
	Guam 0.6%
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	4,935,000	5,007,199

	Hawaii 0.8%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds
	Series B, Insured: FGIC 4.60%, due 5/1/26 (a)	3,760,000	3,622,610
	6.50%, due 7/1/39	3,000,000	3,255,030
			6,877,640
	Illinois 4.2%
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,963,623
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,112,700
	Series A 5.625%, due 1/1/35	2,000,000	2,095,500
	Chicago, Illinois Wastewater Transmission, Revenue Bonds 5.00%, due 1/1/42	3,160,000	3,168,469
	Chicago, lllinois, Unlimited General Obligation Series A 5.25%, due 1/1/35	2,000,000	2,008,440
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,146,129
	5.00%, due 5/15/26	1,175,000	1,188,266
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	9,877,632
	Kendall Kane & Will Counties, Community Unit School District No. 308, Unlimited General Obligation Series A 5.00%, due 2/1/29	7,000,000	7,283,990
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	262,294
	Series A 5.00%, due 1/1/20	205,000	232,474
			37,339,517
	Indiana 1.2%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,238,999
	Series A 5.00%, due 2/1/25	4,425,000	4,637,931
	Series B 5.00%, due 2/1/26	2,320,000	2,401,850
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,153,933
			10,432,713
	Kansas 1.0%
	Wyandotte County-Kansas City Unified Government, Capital Appreciation, Sales Tax, Revenue Bonds (zero coupon), due 6/1/21	14,320,000	9,256,162

	Kentucky 0.2%
	Kentucky Economic Development Finance Authority, Ashland Hospital Corp. Kings, Revenue Bonds Series C 6.00%, due 2/1/33	1,400,000	1,535,142

	Louisiana 2.5%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,500,000	3,713,395
	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp., Revenue Bonds Insured: AGM 4.00%, due 10/1/31	1,000,000	903,690
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,297,270
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,111,402
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,522,122
	Series C-3, Insured: GTY 6.125%, due 6/1/25	5,000,000	5,649,600
			22,197,479
	Maine 0.8%
	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds 5.00%, due 7/1/43	7,500,000	7,334,550

	Maryland 2.2%
¤	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Revenue Bonds Series B 5.00%, due 8/15/38	20,000,000	19,760,400

	Massachusetts 1.9%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	2,140,000	2,151,278
	Series I 6.00%, due 1/1/28	2,880,000	3,122,841
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,217,720
	Series A 6.25%, due 7/1/30	6,400,000	6,941,248
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,085,360
			16,518,447
	Michigan 6.8%
	Detroit, Michigan City School District, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	7,753,650
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,573,049
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	1,994,860
	Series C-1, Insured: AGM 7.00%, due 7/1/27	3,500,000	3,697,925
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	4,150,000	3,804,180
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured:AGM 4.625%, due 7/1/32	1,535,000	1,346,057
	Series A, Insured:AGM 5.00%, due 7/1/34	1,600,000	1,475,824
	Series A 5.25%, due 7/1/41	3,015,000	2,763,579
	Series A 5.75%, due 7/1/37	5,550,000	5,422,849
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	783,278
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,689,106
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds Series C 5.00%, due 11/1/28	7,290,000	7,474,218
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	191,249
	5.00%, due 6/1/19	1,300,000	1,426,100
	5.00%, due 6/1/20	950,000	1,037,352
	5.50%, due 6/1/21	5,000,000	5,547,450
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	208,010
	Wayne County Airport Authority, Detroit Met Wayne County Airport, Revenue Bonds Insured:NATL-RE 5.00%, due 12/1/34 (a)	8,000,000	7,685,040
			60,873,776
	Mississippi 0.4%
	Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds 5.875%, due 4/1/22	4,000,000	3,984,080

	Missouri 0.4%
	Missouri Development Finance Board, Revenue Bonds 5.00%, due 6/1/37	4,055,000	3,817,985

	Nebraska 2.3%
	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37	12,500,000	12,542,250
	Public Power Generation Agency, Whelan Energy Center Unit, Revenue Bonds Series 2-A, Insured: AMBAC 5.00%, due 1/1/41	8,000,000	8,022,080
			20,564,330
	Nevada 1.8%
	Las Vegas Convention and Visitors Authority, Revenue Bonds Series E, Insured: AGM 5.50%, due 7/1/40	1,000,000	1,047,930
¤	Washoe County Nevada Highway Fuel Tax, Revenue Bonds 5.00%, due 2/1/43	14,730,000	14,800,262
			15,848,192
	New Hampshire 0.2%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,895,922

	New Jersey 6.6%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	3,500,000	3,503,570
	New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
	5.50%, due 6/15/31	3,140,000	3,284,534
	5.75%, due 6/15/29	4,925,000	5,162,434
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,806,225
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	3,844,710
	Insured: GTY 5.25%, due 1/1/31	2,760,000	2,852,570
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (a)	4,130,000	4,348,312
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (a)	3,870,000	4,046,124
	New Jersey State Turnpike Authority, Revenue Bonds
	Series A 5.00%, due 1/1/38	11,315,000	11,567,777
	Series A 5.00%, due 1/1/43	2,000,000	2,035,920
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,230,556
	Insured: GTY 6.75%, due 12/1/38	4,000,000	4,567,760
	Rutgers State University, Revenue Bonds Series L 5.00%, due 5/1/43	7,000,000	7,228,620
			58,479,112
	New York 5.4%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/17	880,000	997,401
	Insured: AGM 5.00%, due 12/15/18	930,000	1,064,822
	Insured: AGM 5.00%, due 12/15/19	975,000	1,113,908
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,162,504
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,204,344
	Insured: AGM 5.00%, due 12/15/22	740,000	819,165
	Metropolitan Transportation Authority, Revenue Bonds Series A (zero coupon), due 11/15/32	3,985,000	1,584,197
	New York City Transitional Finance Authority, Future Tax, Revenue Bonds Series 2A 0.40%, due 11/1/22 (b)	465,000	465,000
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	3,600,000	3,594,060
	New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds 5.75%, due 11/15/51	11,200,000	12,150,768
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,449,950
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	2,090,000	2,235,485
	New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 5.00%, due 3/15/44	4,000,000	3,733,120
	New York State Dormitory Authority, Revenue Bonds
	5.00%, due 7/1/42	1,760,000	1,790,325
	5.50%, due 7/1/40	540,000	566,212
	New York, Unlimited General Obligation Series H-2 0.43%, due 1/1/36 (b)	2,995,000	2,995,000
	Niagara, New York Development & Revenue, Niagara University Project, Revenue Bonds Series A 5.00%, due 5/1/42	915,000	869,469
	Port Authority of New York & New Jersey, Consolidated 177th, Revenue Bonds 4.00%, due 7/15/32 (a)	5,000,000	4,454,100
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series B (zero coupon), due 11/15/32	5,800,000	2,318,782
			48,568,612
	North Carolina 0.4%
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,220,080

	North Dakota 0.3%
	McLean County North Dakota Solid Waste Facilities, Revenue Bonds Series A 4.875%, due 7/1/26	2,700,000	2,762,748

	Ohio 1.3%
	Akron Bath Copley Joint Township Hospital District, Childrens Hospital Medical Center of Akron, Revenue Bonds 5.00%, due 11/15/38	1,725,000	1,721,188
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,222,966
	Hamilton County Health Care Facility, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,034,120
	Toledo-Lucas County Port Authority, Revenue Bonds Series B 6.25%, due 5/15/24 (a)	1,030,000	1,033,059
	University of Cincinnati, Ohio, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 6/1/31	4,090,000	4,246,554
			11,257,887
	Pennsylvania 1.9%
	Centre County Hospital Authority, Mount Nittany Medical Center Project, Revenue Bonds 7.00%, due 11/15/46	1,930,000	2,203,906
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	182,914
	Pennsylvania State Turnpike Commission, Revenue Bonds
	Series D 5.50%, due 12/1/41	4,625,000	4,797,142
	Series B 5.75%, due 6/1/39	4,000,000	4,216,000
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	5,647,442
			17,047,404
	Rhode Island 0.6%
	Providence, RI, Unlimited General Obligation
	Series A 5.00%, due 1/15/26	1,095,000	1,130,566
	Series A 5.00%, due 1/15/27	1,100,000	1,124,871
	Series A 5.00%, due 1/15/28	1,150,000	1,165,548
	Rhode Island Housing & Mortgage Finance Corp., Rental Housing Program, Revenue Bonds Series B-1A, Insured: AGM 5.40%, due 10/1/37 (a)	2,000,000	2,112,200
			5,533,185
	South Carolina 0.6%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	5,758,581

	Tennessee 1.2%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	3,864,560
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,157,605
			11,022,165
	Texas 12.1%
	Central Texas Regional Mobility Authority, Revenue Bonds
	Series A 5.00%, due 1/1/33	6,000,000	5,897,340
	5.75%, due 1/1/31	2,100,000	2,233,938
¤	Dallas-Fort Worth International Airport, Revenue Bonds
	Series G 5.00%, due 11/1/34	3,500,000	3,503,955
	Series G 5.00%, due 11/1/35	10,920,000	10,945,444
	Harris County Cultural Education Facilities Finance Corp., Baylor Medical College, Revenue Bonds 5.00%, due 11/15/37	11,095,000	11,001,691
	Harris County-Houston Sports Authority, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	25,015,000	4,241,293
	Series G, Insured: NATL-RE 5.25%, due 11/15/30	580,000	569,676
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 5.00%, due 2/15/42	1,000,000	904,470
	Series A 6.50%, due 5/15/31	1,050,000	1,159,505
	Series A 6.875%, due 5/15/41	6,450,000	7,224,580
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,059,460
	Nacogdoches County Hospital District, Revenue Bonds 5.00%, due 5/15/43	3,910,000	3,740,580
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	1,892,088
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,364,709
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/30	20,250,000	19,498,927
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,335,000	6,075,765
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	4,850,118
	7.50%, due 6/30/33	5,500,000	6,496,215
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,000,000	8,986,800
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,041,960
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,518,600
	Texas Transportation Commission, First Tier, Revenue Bonds Series A 5.00%, due 8/15/41	2,110,000	2,029,968
			108,237,082
	U.S. Virgin Islands 4.0%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	8,880,000	8,707,728
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Series A 5.00%, due 10/1/32	10,000,000	9,806,000
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Insured: AGM 5.00%, due 10/1/32	10,475,000	11,188,766
	Series A 6.75%, due 10/1/37	5,000,000	5,544,200
			35,246,694
	Utah 0.1%
	Herriman, Utah, Special Assessment
	5.00%, due 11/1/24	575,000	597,011
	5.00%, due 11/1/29	425,000	428,600
			1,025,611
	Vermont 0.1%
	Burlington, Vermont Electric System, Revenue Bonds Series A 5.375%, due 7/1/27	610,000	642,702

	Washington 0.8%
	King County Washington Public Hospital District No. 1, General Obligation Series B 5.25%, due 12/1/37	6,500,000	6,689,020

	Wisconsin 0.8%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	3,769,782
	Series A 5.00%, due 12/15/32	2,850,000	2,924,927
			6,694,709
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,096,340

	Total Investments (Cost $901,726,411) (e)	98.1%	875,393,333
	Other Assets, Less Liabilities	1.9	16,503,556
	Net Assets	100.0%	$891,896,889

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts 0.0% ‡
	United States Treasury Notes September 2013 (10 Year) (d)	(1,080)	$88,425
	United States Treasury Ultra Long-Term Bonds September 2013 (d)	(150)	46,500
	Total Futures Contracts (Settlement Value $(156,661,875))		$134,925

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2013.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(d)	As of July 31, 2013, cash in the amount of $1,968,000 is on deposit with the broker for futures transactions.
(e)	As of July 31, 2013, cost is $901,726,411 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$15,293,293
Gross unrealized depreciation	(41,626,371)
Net unrealized depreciation	$(26,333,078)

The following abbreviations are used in the above portfolio:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.
Q-SBLF	-Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$875,393,333	$—	$875,393,333
Total Investments in Securities	—	875,393,333	—	875,393,333
Other Financial Instruments
Futures Contracts Short (b)	134,925	—	—	134,925
Total Other Financial Instruments	134,925	—	—	134,925
Total Investments in Securities and Other Financial Instruments	$134,925	$875,393,333	$—	$875,528,258

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 88.7%†
	Asset-Backed Securities 1.5%
	Airlines 0.3%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)	$633,147	$626,815
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	96,214	105,835
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	345,012	374,338
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	536,242	612,656
			1,719,644
	Home Equity 0.9%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.25%, due 10/25/36 (b)(c)	539,183	461,293
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.26%, due 5/25/37 (b)(c)	306,541	247,993
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.25%, due 4/25/37 (b)(c)	114,316	111,152
	First NLC Trust Series 2007-1, Class A1 0.26%, due 8/25/37 (b)(c)(d)	461,555	223,421
	GSAA Home Equity Trust Series 2006-14, Class A1 0.24%, due 9/25/36 (b)(c)	970,305	462,514
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.32%, due 4/25/37 (b)(c)	240,566	222,857
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.29%, due 4/25/37 (b)(c)	417,197	352,165
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.29%, due 3/25/47 (b)(c)	287,273	200,035
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.24%, due 11/25/36 (b)(c)	122,051	49,337
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.30%, due 3/25/37 (b)(c)	727,206	482,342
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.29%, due 9/25/36 (b)(c)	437,441	285,847
	Series 2006-HE8, Class A2B 0.29%, due 10/25/36 (b)(c)	215,479	112,434
	Series 2007-HE4, Class A2A 0.30%, due 2/25/37 (b)(c)	109,092	46,495
	Series 2007-NC2, Class A2FP 0.34%, due 2/25/37 (b)(c)	428,815	214,715
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)	910,794	514,566
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.28%, due 5/25/37 (b)(c)	538,364	291,547
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.27%, due 6/25/37 (b)(c)	523,015	441,521
	Series 2006-EQ2, Class A2 0.30%, due 1/25/37 (b)(c)	301,319	174,130
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.30%, due 9/25/37 (b)(c)	1,247,701	753,747
			5,648,111
	Student Loans 0.3%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.593%, due 5/25/29 (b)	2,128,957	1,951,132

	Total Asset-Backed Securities (Cost $10,330,869)		9,318,887

	Convertible Bonds 4.0%
	Airlines 0.3%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	647,000	953,112
	United Airlines, Inc. 4.50%, due 1/15/15	356,000	682,185
			1,635,297
	Auto Manufacturers 0.1%
¤	Ford Motor Co. 4.25%, due 11/15/16	279,000	544,922

	Biotechnology 0.2%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	488,000	1,328,580

	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	246,000	229,395

	Commercial Services 0.0%‡
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	95,000	294,619

	Computers 0.1%
	EMC Corp. 1.75%, due 12/1/13	411,000	670,960

	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	178,000	485,272

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	470,000	522,581

	Environmental Controls 0.1%
	Covanta Holding Corp. 3.25%, due 6/1/14	603,000	800,106

	Health Care - Products 0.2%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	1,085,470

	Health Care - Services 0.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (d)	276,000	361,042

	Home Builders 0.0%‡
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	117,000	108,225

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (d)	534,000	632,122

	Insurance 0.0%‡
	Radian Group, Inc. 2.25%, due 3/1/19	140,000	207,025

	Internet 0.2%
	At Home Corp. 4.75%, due 12/31/49 (a)(f)(g)(h)	504,238	50
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17	247,000	294,084
	priceline.com, Inc.
	0.35%, due 6/15/20 (d)	316,000	311,063
	1.00%, due 3/15/18	532,000	637,735
			1,242,932
	Iron & Steel 0.1%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	275,000	286,172
	Steel Dynamics, Inc. 5.125%, due 6/15/14	36,000	39,083
	United States Steel Corp. 4.00%, due 5/15/14	190,000	194,512
			519,767
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	317,000	370,296

	Machinery - Diversified 0.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	560,000	986,300

	Media 0.0%‡
	Liberty Interactive LLC 3.50%, due 1/15/31	223,000	113,591

	Metal Fabricate & Hardware 0.1%
	RTI International Metals, Inc.
	1.625%, due 10/15/19	342,000	348,840
	3.00%, due 12/1/15	87,000	98,256
			447,096
	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	76,000	96,710

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	484,000	948,035

	Oil & Gas 0.0%‡
	Cobalt International Energy, Inc. 2.625%, due 12/1/19	268,000	300,328

	Oil & Gas Services 0.3%
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (d)(i)	709,000	1,035,707
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (d)	105,000	125,147
	Subsea 7 S.A.
	1.00%, due 10/5/17	200,000	194,340
	3.50%, due 10/13/14	200,000	254,280
			1,609,474
	Pharmaceuticals 0.2%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	112,000	358,890
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	489,000	627,448
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	515,000	545,578
			1,531,916
	Real Estate Investment Trusts 0.2%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (d)	430,000	610,331
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	454,000	557,853
			1,168,184
	Semiconductors 0.5%
	Intel Corp. 3.25%, due 8/1/39	386,000	479,848
	Microchip Technology, Inc. 2.125%, due 12/15/37	326,000	502,244
	Micron Technology, Inc. 1.625%, due 2/15/33 (d)	608,000	835,240
	Novellus Systems, Inc. 2.625%, due 5/15/41	345,000	534,966
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	205,000	237,031
	Xilinx, Inc. 2.625%, due 6/15/17	202,000	329,639
			2,918,968
	Software 0.4%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	339,000	395,147
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (d)	180,000	190,800
	NetSuite, Inc. 0.25%, due 6/1/18 (d)	344,000	360,340
	Nuance Communications, Inc. 2.75%, due 11/1/31	611,000	625,511
	Salesforce.com, Inc. 0.25%, due 4/1/18 (d)	280,000	278,950
	Workday, Inc. 0.75%, due 7/15/18 (d)	276,000	292,215
			2,142,963
	Telecommunications 0.1%
	Ciena Corp. 4.00%, due 12/15/20	329,000	457,310
	SBA Communications Corp. 4.00%, due 10/1/14	165,000	406,003
			863,313
	Transportation 0.0%‡
	XPO Logistics, Inc. 4.50%, due 10/1/17	170,000	255,850

	Total Convertible Bonds (Cost $21,775,647)		24,421,339

	Corporate Bonds 72.3%
	Advertising 0.6%
	Lamar Media Corp. 5.00%, due 5/1/23	3,525,000	3,375,188

	Aerospace & Defense 1.7%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	2,025,000	2,174,344
	B/E Aerospace, Inc. 5.25%, due 4/1/22	3,250,000	3,351,562
	Ducommun, Inc. 9.75%, due 7/15/18	782,000	868,020
	TransDigm, Inc.
	7.50%, due 7/15/21 (d)	1,250,000	1,325,000
	7.75%, due 12/15/18	815,000	868,994
	Triumph Group, Inc. 8.625%, due 7/15/18	1,305,000	1,419,187
			10,007,107
	Airlines 1.1%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	474,962	508,209
	9.798%, due 10/1/22	654,130	730,990
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	1,310,125	1,421,485
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	340,494	369,436
	Series 2010-2 Class B Pass Through Trust 6.75%, due 5/23/17	612,000	639,540
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,885,791	3,073,368
			6,743,028
	Auto Manufacturers 2.0%
¤	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	4,590,000	5,106,375
¤	Ford Motor Co.
	6.625%, due 10/1/28	229,000	256,664
	8.90%, due 1/15/32	3,009,000	3,940,105
	Navistar International Corp. 8.25%, due 11/1/21	2,931,000	2,996,947
			12,300,091
	Auto Parts & Equipment 2.0%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19	1,000,000	1,000,000
	Dana Holding Corp. 5.375%, due 9/15/21	3,500,000	3,508,750
	Goodyear Tire & Rubber Co. (The) 6.50%, due 3/1/21	3,325,000	3,478,781
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (d)	3,475,000	3,370,750
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18 (j)	594,000	647,460
			12,005,741
	Banks 7.5%
	AgriBank FCB 9.125%, due 7/15/19	500,000	650,020
	Banco De Bogota S.A. 5.375%, due 2/19/23 (d)	2,900,000	2,856,500
	Banco Do Brasil S.A. 5.875%, due 1/19/23 (d)	2,900,000	2,797,050
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (d)	2,615,000	2,428,681
	Bangkok Bank PCL 4.80%, due 10/18/20 (d)	250,000	262,502
¤	Bank of America Corp.
	3.30%, due 1/11/23	510,000	480,121
	5.625%, due 7/1/20	3,590,000	4,025,431
	7.625%, due 6/1/19	420,000	512,710
	Bank of America NA 6.00%, due 10/15/36	2,828,000	3,202,984
	Barclays Bank PLC 5.14%, due 10/14/20 (j)	2,037,000	2,110,723
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	2,150,000	2,284,375
	CIT Group, Inc.
	4.25%, due 8/15/17	330,000	337,425
	5.00%, due 5/15/17	2,003,000	2,113,165
	Discover Bank 7.00%, due 4/15/20	2,445,000	2,883,939
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (b)	3,350,000	3,350,000
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,327,000	3,185,536
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (b)	3,650,000	4,060,625
	LBG Capital No.1 PLC 8.00%, due 12/31/49 (b)(d)	1,720,000	1,741,247
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (b)(d)	1,092,000	1,206,660
	Morgan Stanley 4.875%, due 11/1/22	1,287,000	1,289,918
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (d)	2,270,000	2,197,460
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	856,000	970,893
			44,947,965
	Building Materials 1.4%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,223,000	1,319,311
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	2,460,000	2,687,550
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,548,125
	Texas Industries, Inc. 9.25%, due 8/15/20	840,000	914,550
	USG Corp.
	6.30%, due 11/15/16	615,000	636,525
	9.75%, due 1/15/18	363,000	419,719
			8,525,780
	Chemicals 1.4%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,084,000	1,394,820
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	1,223,000	1,271,920
	Huntsman International LLC 8.625%, due 3/15/21	3,568,000	4,022,920
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,753,000	1,779,295
			8,468,955
	Coal 1.0%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19 (j)	1,560,000	1,337,700
	Arch Coal, Inc. 7.25%, due 10/1/20	1,630,000	1,320,300
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (j)	2,162,000	2,280,910
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,142,875
			6,081,785
	Commercial Services 1.5%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23 (d)	2,122,000	2,090,170
	8.25%, due 1/15/19	1,223,000	1,336,127
	Hertz Corp. (The) 7.375%, due 1/15/21	1,630,000	1,793,000
	Iron Mountain, Inc.
	7.75%, due 10/1/19	431,000	477,333
	8.375%, due 8/15/21	1,293,000	1,401,289
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/39 (f)(g)(k)	5,000	74
	9.75%, due 1/15/49 (d)(f)(g)(k)	160,000	2,352
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,849,000	2,038,522
			9,138,867
	Computers 1.1%
	NCR Corp. 5.00%, due 7/15/22	3,815,000	3,691,012
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,050,000	1,089,375
	7.625%, due 11/15/20	1,895,000	2,056,075
			6,836,462
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,985,000	2,019,738

	Diversified Financial Services 1.0%
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	175,854
	GE Capital Trust II 5.50%, due 9/15/67 (b)	€2,100,000	2,865,310
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	1,223,000	1,614,913
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (b)	£815,000	1,293,131
			5,949,208
	Electric 1.7%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$2,500,000	2,312,500
	CMS Energy Corp.
	6.25%, due 2/1/20	98,000	113,873
	8.75%, due 6/15/19	533,000	691,200
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,724,000	1,866,230
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	750,000	807,379
	5.292%, due 6/15/22 (e)	663,000	725,143
	NRG Energy, Inc. 8.50%, due 6/15/19	1,970,000	2,127,600
	Puget Energy, Inc. 5.625%, due 7/15/22	905,000	975,365
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	833,280	877,027
			10,496,317
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23	1,704,000	1,601,760

	Entertainment 0.1%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	815,000	815,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (f)(g)	24,387	17,071
			832,071
	Finance - Auto Loans 1.0%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,900,000	1,826,658
	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16	22,000	25,810
	8.125%, due 1/15/20	3,361,000	4,132,353
			5,984,821
	Finance - Commercial 0.3%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)	1,860,000	1,636,800

	Finance - Consumer Loans 0.9%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)(j)	2,425,000	2,473,500
	SLM Corp.
	4.75%, due 3/17/14	€815,000	1,100,825
	6.25%, due 1/25/16	$408,000	434,520
	8.00%, due 3/25/20	408,000	454,920
	Springleaf Finance Corp. 6.00%, due 6/1/20 (d)	1,000,000	922,500
			5,386,265
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (b)(j)	2,139,000	2,283,383

	Finance - Investment Banker/Broker 0.3%
	Jefferies Group LLC
	5.125%, due 1/20/23	813,000	822,810
	6.45%, due 6/8/27	1,100,000	1,136,361
			1,959,171
	Finance - Leasing Companies 0.4%
	Kerry Group Financial Services 3.20%, due 4/9/23 (d)	2,795,000	2,586,443

	Finance - Other Services 0.6%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	6.00%, due 8/1/20 (d)	1,200,000	1,197,756
	7.75%, due 1/15/16 (j)	2,180,000	2,264,475
			3,462,231
	Food 2.4%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	2,504,000	2,576,263
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	650,000	684,125
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	672,000	712,320
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,425,000
	Post Holdings, Inc. 7.375%, due 2/15/22 (d)	3,385,000	3,630,412
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	845,000	893,588
	7.75%, due 7/1/17	1,361,000	1,536,229
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	2,250,000	1,811,250
			14,269,187
	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17	1,363,000	1,706,231
	International Paper Co. 7.30%, due 11/15/39	693,000	873,774
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,109,618
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	815,000	419,725
			5,109,348
	Hand & Machine Tools 0.3%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)	1,635,000	1,778,063

	Health Care - Products 0.8%
	Alere, Inc. 8.625%, due 10/1/18	1,323,000	1,435,455
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	2,825,000	3,107,500
			4,542,955
	Health Care - Services 0.9%
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	650,000	658,938
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (d)	2,500,000	2,756,250
	HCA, Inc. 7.50%, due 2/15/22	2,000,000	2,255,000
			5,670,188
	Home Builders 3.9%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23	1,000,000	1,030,000
	8.125%, due 6/15/16 (j)	819,000	900,900
	9.125%, due 6/15/18 (j)	1,700,000	1,810,500
¤	D.R. Horton, Inc. 5.75%, due 8/15/23	4,250,000	4,264,679
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	1,460,000	1,573,150
	KB Home
	7.25%, due 6/15/18	1,500,000	1,638,750
	8.00%, due 3/15/20	2,250,000	2,508,750
	Lennar Corp. 6.95%, due 6/1/18	204,000	224,400
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,608,000	1,700,172
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	3,183,000	3,501,300
	Standard Pacific Corp.
	8.375%, due 5/15/18	815,000	943,363
	8.375%, due 1/15/21	2,750,000	3,169,375
			23,265,339
	Household Products & Wares 1.0%
	ACCO Brands Corp. 6.75%, due 4/30/20	1,377,000	1,413,146
	Jarden Corp. 7.50%, due 1/15/20	1,223,000	1,313,196
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19	1,025,000	1,127,500
	9.875%, due 8/15/19	2,089,000	2,256,120
			6,109,962
	Insurance 3.5%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	713,000	768,257
¤	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€4,000,000	4,980,872
	Series A2 5.75%, due 3/15/67 (b)	£450,000	645,543
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,955,000	2,116,287
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	603,000	696,897
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)	453,000	526,613
	10.75%, due 6/15/88 (b)(d)	938,000	1,430,450
	Lincoln National Corp. 7.00%, due 5/17/66 (b)	3,443,000	3,546,290
	Oil Insurance, Ltd. 3.256%, due 12/31/49 (b)(d)	652,000	590,489
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)	1,150,000	1,478,194
	9.25%, due 6/15/39 (d)	504,000	693,720
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	612,000	667,080
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (b)(d)	571,000	598,123
	XL Group PLC Series E 6.50%, due 12/31/49 (b)	2,336,000	2,295,120
			21,033,935
	Iron & Steel 1.6%
	AK Steel Corp. 8.75%, due 12/1/18 (d)	2,400,000	2,544,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (j)	693,000	707,721
	APERAM 7.375%, due 4/1/16 (d)	1,601,000	1,540,962
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	786,000	758,269
	5.90%, due 3/15/20	1,140,000	1,118,975
	Severstal Oao Via Steel Capital S.A. 5.90%, due 10/17/22 (d)	3,000,000	2,767,500
			9,437,427
	Leisure Time 0.1%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	675,000	769,500

	Lodging 1.5%
	Caesars Entertainment Operating Co., Inc.
	9.00%, due 2/15/20 (d)	246,000	230,010
	9.00%, due 2/15/20	246,000	247,563
	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (d)	2,773,000	2,611,137
¤	MGM Resorts International
	6.75%, due 10/1/20	1,994,000	2,121,118
	8.625%, due 2/1/19	825,000	955,969
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	90,000	106,492
	7.15%, due 12/1/19	2,341,000	2,852,672
			9,124,961
	Machinery - Construction & Mining 0.2%
	Boart Longyear Management Pty., Ltd. 7.00%, due 4/1/21 (d)	1,606,000	1,453,430

	Media 2.2%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.00%, due 1/15/19 (j)	978,000	1,036,680
¤	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	2,900,000	2,320,000
	9.00%, due 3/1/21	1,405,000	1,383,925
	Clear Channel Worldwide Holdings, Inc. Series B 7.625%, due 3/15/20	2,763,000	2,914,965
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	2,241,000	2,566,304
	DISH DBS Corp.
	6.75%, due 6/1/21	765,000	810,900
	7.125%, due 2/1/16 (j)	815,000	892,425
	Time Warner Cable, Inc. 8.75%, due 2/14/19	1,087,000	1,287,912
			13,213,111
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	557,000	610,611

	Mining 1.5%
	Aleris International, Inc.
	7.625%, due 2/15/18	1,426,000	1,497,300
	7.875%, due 11/1/20	475,000	496,375
	Novelis, Inc.
	8.375%, due 12/15/17	734,000	790,885
	8.75%, due 12/15/20	1,223,000	1,348,357
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,500,000	1,956,252
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	2,565,000	2,680,425
			8,769,594
	Miscellaneous - Manufacturing 0.1%
	Polypore International, Inc. 7.50%, due 11/15/17	815,000	859,825

	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	1,674,000	1,791,180

	Oil & Gas 6.1%
	Berry Petroleum Co. 6.75%, due 11/1/20 (j)	3,523,000	3,646,305
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,445,000	2,652,825
	Concho Resources, Inc.
	6.50%, due 1/15/22	750,000	802,500
	7.00%, due 1/15/21	2,002,000	2,202,200
	Denbury Resources, Inc. 6.375%, due 8/15/21 (j)	1,280,000	1,344,000
	ENI S.p.A. 4.15%, due 10/1/20 (d)	2,000,000	2,050,566
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	3,400,000	3,859,000
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	608,115
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	1,223,000	1,326,955
	8.00%, due 2/15/20 (d)	1,000,000	1,083,750
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	2,250,000	2,188,125
	7.75%, due 2/1/21	815,000	823,150
	MEG Energy Corp. 6.50%, due 3/15/21 (d)	1,032,000	1,052,640
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	2,740,000	548,000
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	2,600,000	2,341,599
	Plains Exploration & Production Co.
	6.125%, due 6/15/19	2,250,000	2,410,108
	6.875%, due 2/15/23	500,000	538,550
	Precision Drilling Corp.
	6.50%, due 12/15/21	643,000	678,365
	6.625%, due 11/15/20 (j)	1,630,000	1,711,500
	Rosneft Finance S.A. 7.25%, due 2/2/20 (d)	1,405,000	1,605,212
	SM Energy Co. 5.00%, due 1/15/24 (d)	1,970,000	1,920,750
	Swift Energy Co.
	7.125%, due 6/1/17	750,000	761,250
	8.875%, due 1/15/20	658,000	689,255
			36,844,720
	Oil & Gas Services 1.8%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	3,300,000	3,333,000
	CGG
	6.50%, due 6/1/21	600,000	615,000
	9.50%, due 5/15/16	1,675,000	1,758,750
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	1,292,000	1,375,980
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21 (d)	3,005,000	2,884,800
	5.875%, due 4/1/20	848,000	862,840
			10,830,370
	Packaging & Containers 0.7%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (d)	1,000,000	1,085,000
	Ball Corp. 6.75%, due 9/15/20 (j)	2,648,000	2,866,460
			3,951,460
	Pharmaceuticals 0.9%
	Perrigo Co. 2.95%, due 5/15/23	2,745,000	2,589,542
	VPII Escrow Corp. 7.50%, due 7/15/21 (d)	2,500,000	2,681,250
			5,270,792
	Pipelines 4.5%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	3,560,000	3,382,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21 (j)	1,490,000	1,550,028
	7.60%, due 2/1/24 (d)	662,000	816,856
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,223,000	1,317,782
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	2,037,000	2,482,272
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,630,000	1,790,601
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,750,000	1,890,000
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)	5,160,000	4,734,300
	5.25%, due 5/1/23 (d)	1,625,000	1,600,625
	6.375%, due 8/1/22	875,000	927,500
	7.875%, due 10/15/18	1,170,000	1,263,600
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 6.125%, due 10/15/21 (d)	3,500,000	3,521,875
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	2,000,000	1,842,592
			27,120,031
	Real Estate Investment Trusts 0.8%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	1,223,000	1,302,495
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	472,000	438,033
	5.875%, due 6/15/19	1,875,000	2,018,704
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	1,421,000	1,348,452
			5,107,684
	Retail 1.8%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	1,200,000	1,278,000
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,460,000	1,525,700
	6.50%, due 5/20/21	741,000	770,640
	Brinker International, Inc. 2.60%, due 5/15/18	1,875,000	1,854,883
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,678,588
	5.789%, due 1/10/26 (d)(f)	77,743	84,508
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,925,000	1,949,569
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	934,000	1,008,720
			11,150,608
	Semiconductors 0.4%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)	250,000	241,250
	9.25%, due 4/15/18 (d)	1,934,000	2,095,973
			2,337,223
	Software 1.1%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	489,000	540,372
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	3,502,000	3,677,100
	8.875%, due 8/15/20 (d)	550,000	602,250
	10.625%, due 6/15/21 (d)	1,749,000	1,775,235
			6,594,957
	Telecommunications 3.4%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,203,000	2,175,020
	CommScope, Inc. 8.25%, due 1/15/19 (d)	2,930,000	3,215,675
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,650,000	1,709,426
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,695,000	1,834,838
	Intelsat Luxembourg S.A. 7.75%, due 6/1/21 (d)	2,035,000	2,141,837
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	1,386,000	1,503,810
	SBA Tower Trust 4.254%, due 4/15/40 (d)	2,860,000	2,957,077
	Sprint Capital Corp.
	6.90%, due 5/1/19	612,000	647,190
	8.75%, due 3/15/32	2,060,000	2,173,300
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,800,000	1,740,384
	5.462%, due 2/16/21	396,000	412,822
			20,511,379
	Transportation 1.0%
	CHC Helicopter S.A. 9.25%, due 10/15/20	3,234,000	3,371,445
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	500,000	525,000
	PHI, Inc. 8.625%, due 10/15/18	669,000	699,105
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (d)	1,700,000	1,593,750
			6,189,300
	Total Corporate Bonds (Cost $430,029,590)		436,346,317

	Foreign Bonds 2.4%
	Ireland 0.3%
	UT2 Funding PLC 5.321%, due 6/30/16	€1,440,000	1,824,708

	Liberia 0.1%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	525,000	709,609

	Luxembourg 0.4%
	Ageas Hybrid Financing S.A. 5.125%, due 12/31/49 (b)	1,825,000	2,367,191

	United Kingdom 1.6%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£449,000	897,399
	Canada Square Operations Ltd. 7.50%, due 12/31/49 (b)	2,450,000	3,689,793
	Rexam PLC 6.75%, due 6/29/67 (b)	€978,000	1,359,631
	Santander UK PLC 4.814%, due 12/31/49 (f)	£2,700,000	3,491,269
			9,438,092
	Total Foreign Bonds (Cost $14,173,564)		14,339,600

	Foreign Government Bonds 0.2%
	Cayman Islands 0.0%‡
	Government of the Cayman Islands 5.95%, due 11/24/19 (d)	$200,000	223,700

	Colombia 0.0%‡
	Republic of Colombia 7.375%, due 3/18/19	200,000	242,000

	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35	163,000	162,185
	8.25%, due 4/10/32 (d)	163,000	170,743
			332,928
	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (d)	300,000	326,250

	Philippines 0.0%‡
	Republic of Philippines 6.50%, due 1/20/20	150,000	178,500

	Total Foreign Government Bonds (Cost $1,137,949)		1,303,378

	Loan Assignments & Participations 6.1% (l)
	Aerospace & Defense 0.3%
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19	2,000,000	1,999,000

	Beverage, Food & Tobacco 0.8%
	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	2,673,633	2,673,633
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	2,000,000	2,017,500
			4,691,133
	Buildings & Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.445%, due 10/10/16	100,045	100,045

	Chemicals, Plastics & Rubber 0.3%
	PQ Corp. Term Loan 4.50%, due 8/7/17	1,492,500	1,503,694

	Diversified/Conglomerate Manufacturing 0.7%
	Milacron LLC New Term Loan 4.25%, due 3/28/20	3,705,000	3,718,894
	Walter Energy, Inc. Term Loan B 6.75%, due 4/2/18	698,699	674,536
			4,393,430
	Finance - Consumer Loans 0.2%
	Springleaf Financial Funding Co. Term Loan 5.50%, due 5/10/17	960,000	960,000

	Healthcare, Education & Childcare 0.2%
	Community Health Systems, Inc. Extended Term Loan 3.773%, due 1/25/17	172,741	173,772
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	20,328	20,323
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	144,610	144,574
	New Term Loan B1 4.25%, due 3/15/18	332,190	332,106
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	261,771	261,706
			932,481
	Hotels, Motels, Inns & Gaming 0.7%
	Caesars Entertainment Operating Co. Extended Term Loan B5 4.44%, due 1/26/18	3,500,000	3,029,250
¤	MGM Resorts International Term Loan B 3.50%, due 12/20/19	995,000	995,614
	Scientific Games International New Term Loan B 1.00%, due 5/22/20	100,000	99,607
			4,124,471
	Machinery 0.1%
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	750,000	752,292

	Media 0.3%
¤	Clear Channel Communications, Inc.
	Term Loan B 3.836%, due 1/29/16	484,400	453,384
	Term Loan D 6.936%, due 1/30/19	1,428,771	1,315,184
			1,768,568
	Mining, Steel, Iron & Non-Precious Metals 1.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	1,836,125	1,848,978
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	2,543,561	2,457,715
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	1,560,018	1,564,308
	Oxbow Carbon LLC New Term Loan B 8.00%, due 7/19/19	1,000,000	1,007,500
			6,878,501
	Oil & Gas 0.9%
	MEG Energy Corp. REFI Term Loan 3.75%, due 3/31/20	2,947,544	2,961,362
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19	2,850,000	2,736,000
			5,697,362
	Personal Transportation 0.1%
	United Airlines, Inc. New Term Loan B 4.00%, due 3/22/19	623,438	628,737

	Radio and TV Broadcasting 0.0%‡
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/4/21	15,543	15,469

	Utilities 0.4%
	Calpine Corp. Term Loan B1 4.00%, due 4/2/18	1,075,250	1,080,217
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18	1,047,375	1,045,248
			2,125,465
	Total Loan Assignments & Participations (Cost $36,798,246)		36,570,648

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 3.00%, due 11/25/35 (m)	400,210	336,276
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.42%, due 12/25/36 (b)(d)(g)	57,134	45,959
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	153,063	137,426
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.377%, due 11/25/36 (m)	206,293	168,969
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.611%, due 7/25/36 (m)	253,950	234,251
	Total Mortgage-Backed Securities (Cost $947,109)		922,881

	U.S. Government & Federal Agencies 2.0%
¤	Federal Home Loan Mortgage Corporation 2.0%
	0.50%, due 9/14/15	7,650,000	7,639,489
	2.00%, due 8/8/17	4,480,000	4,481,599
			12,121,088
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32	1	1

	United States Treasury Notes 0.0%‡
	2.125%, due 8/15/21	70,000	69,295

	Total U.S. Government & Federal Agencies (Cost $12,220,216)		12,190,384
	Total Long-Term Bonds (Cost $527,413,190)		535,413,434

		Shares	Value
	Common Stocks 0.7%
	Auto Manufacturers 0.3%
	General Motors Co. (k)	45,730	1,640,335
	Motors Liquidation Co. GUC Trust (k)	11,598	378,675
			2,019,010
	Banks 0.3%
	Citigroup, Inc.	41,400	2,158,596

	Building Materials 0.1%
	U.S. Concrete, Inc. (g)(k)	19,613	336,559

	Total Common Stocks (Cost $3,754,936)		4,514,165

	Convertible Preferred Stocks 1.3%
	Aerospace & Defense 0.2%
	United Technologies Corp. 7.50%	12,500	801,625

	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	8,550	426,987

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%	5,900	327,863

	Banks 0.3%
¤	Bank of America Corp. 7.25% Series L	781	876,938
	Wells Fargo & Co. 7.50% Series L	800	930,400
			1,807,338
	Food 0.0%‡
	Post Holdings, Inc. (d) 3.75%	1,700	192,777

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	5,900	798,211

	Insurance 0.1%
	MetLife, Inc. 5.00%	13,875	791,707

	Iron & Steel 0.2%
	ArcelorMittal 6.00%	48,000	1,006,560

	Oil & Gas 0.2%
	Apache Corp. 6.00%	21,600	987,120
	Energy XXI Bermuda, Ltd. 5.625%	600	183,188
	Sanchez Energy Corp. (d) 4.875%	2,700	164,806
			1,335,114
	Real Estate Investment Trust 0.0%‡
	Weyerhaeuser Co. (k) 6.375%	1,200	62,988

	Total Convertible Preferred Stocks (Cost $7,608,277)		7,551,170

		Number of Warrants	Value
	Warrants 0.3%
	Auto Manufacturers 0.3%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	34,575	908,631
	Strike Price $18.33 Expires 7/10/19 (k)	34,575	644,132
			1,552,763
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (f)(g)(h)(k)	11	0	(n)
	Unsecured Debt Expires 12/18/16 (f)(g)(h)(k)	11	0	(n)
			0	(n)
	Total Warrants (Cost $1,526,502)		1,552,763

		Principal Amount	Value
	Short-Term Investment 12.9%
	Repurchase Agreement 12.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $77,939,736 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $86,505,000 and a Market Value of $79,501,901)	$77,939,714	77,939,714

	Total Short-Term Investment (Cost $77,939,714)		77,939,714

	Total Investments, Before Investments Sold Short (Cost $618,242,619) (q)	103.9%	626,971,246

	Long-Term Bond Sold Short (1.2%)
	Corporate Bond Sold Short (1.2%)
	Apparel (1.2%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,480,000)

	Total Investments Sold Short (Proceeds $(6,810,003))	(1.2)%	(7,480,000)

	Total Investments, Net of Investments Sold Short (Cost $611,432,616)	102.7	619,491,246
	Other Assets, Less Liabilities	(2.7)	(16,103,380)
	Net Assets	100.0%	$603,387,866

			Unrealized Appreciation (Depreciation) (o)
	Futures Contracts 0.4%

		Contracts Short

	United States Treasury Notes September 2013 (10 Year) (p)	(130)	$586,706
	United States Treasury Notes September 2013 (2 Year) (p)	(864)	52,028
	United States Treasury Notes September 2013 (5 Year) (p)	(804)	1,569,865

	Total Futures Contracts Short (Settlement Value $(304,366,094))		2,208,599

	Total Futures Contracts (Settlement Value $(304,366,094))		$2,208,599

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2013 is $5,648,111, which represents 0.9% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(f)	Fair valued security- The total market value of these securities as of July 31, 2013, is $3,595,324, which represents 0.6% of the Fund's net assets.
(g)	Illiquid security -The total market value of these securities as of July 31, 2013, is $402,065, which represents 0.1% of the Fund's net assets.
(h)	Restricted security.
(i)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.2% of the Fund's net assets.
(j)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(k)	Non-income producing security.
(l)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(m)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(n)	Less than one dollar.
(o)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(p)	As of July 31, 2013, cash in the amount of $1,109,750 is on deposit with a broker for futures transactions.
(q)	As of July 31, 2013, cost is $618,477,682 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$20,463,042
Gross unrealized depreciation	(11,969,478)
Net unrealized appreciation	$8,493,564

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

As of July 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	EUR	12,854,000	USD	17,192,560	USD	89,452
Pound Sterling vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	GBP	6,887,000		10,672,298		198,845
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	288,297

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,318,887	$—		$9,318,887
Convertible Bonds (b)	—	24,421,289	50		24,421,339
Corporate Bonds (c)	—	434,648,562	104,005		434,752,567
Foreign Bonds (d)	—	12,442,081	3,491,269		15,933,350
Foreign Government Bonds	—	1,303,378	—		1,303,378
Loan Assignments & Participations	—	36,570,648	—		36,570,648
Mortgage-Backed Securities	—	922,881	—		922,881
U.S. Government & Federal Agencies	—	12,190,384	—		12,190,384
Total Long-Term Bonds	—	531,818,110	3,595,324		535,413,434
Common Stocks	4,514,165	—	—		4,514,165
Convertible Preferred Stocks	7,010,399	540,771	—		7,551,170
Warrants (e)	1,552,763	—	0	(e)	1,552,763
Short-Term Investment
Repurchase Agreement	—	77,939,714	—		77,939,714
Total Investments in Securities	13,077,327	610,298,595	3,595,324		626,971,246
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	288,297	—		288,297
Futures Contracts Short (f)	2,208,599	—	—		2,208,599
Total Other Financial Instruments	2,208,599	288,297	—		2,496,896
Total Investments in Securities and Other Financial Instruments	$15,285,926	$610,586,892	$3,595,324		$629,468,142

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short
Long-Term Bond Sold Short
Corporate Bond Sold Short	$—	$(7,480,000)	$—	$(7,480,000)
Total Investments in Securities Sold Short	$—	$(7,480,000)	$—	$(7,480,000)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $2,426, $17,071 and $84,508 are held in Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $3,491,269 is held in United Kingdom within the Foreign Bonds section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended July 31, 2013, securities with a total value of $525,980 transferred from Level 1 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of July 31, 2013. As of October 31, 2012, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-	$-	$-	$-	$50		$-
Corporate Bonds
Auto Manufacturers	1,137		-	-	(1,137)	-	-	-	-	-		-
Commercial Services	2,640		-	-	(214)	-	-	-	-	2,426		(214)
Entertainment	24,511		681	835	1,672	-	(10,628)	-	-	17,071		18,905
Retail	90,612		(81)	(82)	(2,701)	-	(3,240)	-	-	84,508		4,246
Foreign Bonds
United Kingdom	-		-	-	(47,809)	3,539,078	-	-	-	3,491,269		(47,809)
Common Stocks				-			-
Media	1,003		-	(31,487)	30,484	-	-	-	-	-		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$119,953		$600	$(30,734)	$(19,705)	$3,539,078	$(13,868)	$-	$-	$3,595,324		$(24,872)

(a) Less than one dollar.

As of July 31, 2013, the Fund held the following restricted securities:

	Date(s) of	Shares/Principal		7/31/13		Percent of
Security	Acquisition	Amount/Number of Warrants	Cost	Value		Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$504,238	$8,348	$50		0.0	%‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	11	-	0	(a)	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	11	34	0	(a)	0.0	‡
Total			$8,382	$50		0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2013 Unaudited

SECURITIES VALUATION.

The MainStay Funds is comprised of twelve separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds has adopted procedures for the valuation of each Fund's securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of each Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor of each Fund.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider who is subject to oversight by the Manager regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2013, for the funds investments are included at the end of each Fund's respective Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor(s) reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2013, the Convertible, High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held securities with values of $915, $123,911,076, $266,667 and $3,595,324, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, and the time at which certain Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue or a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor(s) may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of July 31, 2013, certain foreign equity securities held by certain Funds were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds including money market funds are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Funds' Manager in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments. As of July 31, 2013 High Yield Corporate Bond held securities with a value of $34,557,812 that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Funds' Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay High Yield Corporate Bond Fund

Asset Class	Fair Value at 7/31/13	Valuation Technique	Unobservable Inputs	Range

Convertible Bond (2 positions)	$6,081,616	Income/Market Approach	Estimated Recovery Rate	$0.00 - $0.01
			Liquidity Discount	20%
			Discount Rate	9%
Corporate Bonds (5 positions)	60,792,760	Income/Market Approach	Estimated Remaining Cash/Collateral	$324M
			Liquidity Discount	15%
			Offered Quote	$101.50
			Discount Rate	30%
			Distribution Percentage	73%
			EBITDA Multiple	12
			Probability of Success	20%
			Call Price	$100
Loan Assignments & Participations (3 positions)	83,551,883	Income/Market Approach	Offered Quotes	$99.25 - $100.50
Common Stocks (3 positions)	8,042,606	Income/Market Approach	Estimated Remaining Claims/Value	$0.01
			Liquidity Discount	10% - 20%
			Offered Quote	$2
			EBITDA Multiple	5.5
Warrants (2 positions)	23	Income Approach	Probability of Liquidity Event	0%
	$158,468,888

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisors might wish to sell and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisors determine the liquidity of a Fund's investments; in doing so, the Manager or Subadvisors may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 27, 2013

By:	/s/Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 27, 2013